 As filed with the Securities and Exchange Commission on  MAY 28, 1999

                                                      Registration Nos. 33-73404
                                                                        811-8236
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

              Pre-Effective Amendment No. ___                             |_|


               Post-Effective Amendment No. 22                            |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           |_|


                      Amendment No.  24                                   |X|

                         ------------------------------

                                 Northern Funds
               (Exact Name of Registrant as Specified in Charter)

                              207 E. Buffalo Street
                                    Suite 400
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-595-9111
                         ------------------------------

                            Jeffrey A. Dalke, Esquire
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


         [ ] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [X] on JULY 30,1999 pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest

NORTHERN FUNDS

-     Money Market Fund

-     U.S. Government Money Market Fund

-     U.S. Government Select Money Market Fund

-     Municipal Money Market Fund

-     California Municipal Money Market Fund

-     U.S. Government Fund

-     Short-Intermediate U.S. Government Fund

-     Intermediate Tax-Exempt Fund

-     California Intermediate Tax-Exempt Fund

-     Florida Intermediate Tax-Exempt Fund

-     Fixed Income Fund

-     Tax-Exempt Fund

-     Arizona Tax-Exempt Fund

-     California Tax-Exempt Fund

-     International Fixed Income Fund

-     High Yield Municipal Fund

-     High Yield Fixed Income Fund

-     Income Equity Fund

-     Stock Index Fund

-     Growth Equity Fund

-     Select Equity Fund

-     Mid Cap Growth Fund

-     Small Cap Index Fund

-     Small Cap Fund

-     International Growth Equity Fund

-     International Select Equity Fund

-     Technology Fund

Prospectus dated July 30, 1999

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in a Fund involves investment risks, including possible loss of principal. Although each of the Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

The California Municipal Money Market, California Intermediate Tax-Exempt,
Florida Intermediate Tax-Exempt, Arizona Tax-Exempt and California Tax-Exempt
Funds are not available in certain states. Please call 1-800-595-9111 to determine the availability in your state.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


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CONTENTS
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
RISK/RETURN SUMMARY                                     MONEY MARKET FUNDS
Information about the objectives, principal             -        Money Market Fund                            7
strategies and risk characteristics of each Fund        -        U.S. Government Money Market Fund            8
                                                        -        U.S. Government Select Money Market Fund     9
                                                        -        Municipal Money Market Fund                 10
                                                        -        California Municipal Money Market Fund      11
                                                        ----------------------------------------------------------
                                                        FIXED INCOME FUNDS
                                                        -        U.S. Government Fund                        12
                                                        -        Short-Intermediate U.S. Government Fund     13
                                                        -        Intermediate Tax-Exempt Fund                14
                                                        -        California Intermediate Tax-Exempt Fund     15
                                                        -        Florida Intermediate Tax-Exempt Fund        16
                                                        -        Fixed Income Fund                           17
                                                        -        Tax-Exempt Fund                             18
                                                        -        Arizona Tax-Exempt Fund                     19
                                                        -        California Tax-Exempt Fund                  20
                                                        -        International Fixed Income Fund             21
                                                        -        High Yield Municipal Fund                   22
                                                        -        High Yield Fixed Income Fund                23
                                                        ----------------------------------------------------------
                                                        EQUITY FUNDS
                                                        -        Income Equity Fund                          24
                                                        -        Stock Index Fund                            25
                                                        -        Growth Equity Fund                          26
                                                        -        Select Equity Fund                          27
                                                        -        Mid Cap Growth Fund                         28
                                                        -        Small Cap Index Fund                        29
                                                        -        Small Cap Fund                              30
                                                        -        International Growth Equity Fund            31
                                                        -        International Select Equity Fund            32
                                                        -        Technology Fund                             33
                                                        ----------------------------------------------------------
                                                        PRINCIPAL INVESTMENT RISKS                           34
                                                        ----------------------------------------------------------
                                                        FUND PERFORMANCE
                                                        -        Money Market Fund                           38
                                                        -        U.S. Government Money Market Fund           39
                                                        -        U.S. Government Select Money Market Fund    40
                                                        -        Municipal Money Market Fund                 41
                                                        -        California Municipal Money Market Fund      42
                                                        -        U.S. Government Fund                        43
                                                        -        Intermediate Tax-Exempt Fund                44
                                                        -        Florida Intermediate Tax-Exempt Fund        45
                                                        -        Fixed Income Fund                           46
                                                        -        Tax-Exempt Fund                             47
                                                        -        California Tax-Exempt Fund                  48
                                                        -        International Fixed Income Fund             49

                                                                                                            PAGE
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
                                                        -        Income Equity Fund                          50
                                                        -        Stock Index Fund                            51
                                                        -        Growth Equity Fund                          52
                                                        -        Select Equity Fund                          53
                                                        -        Small Cap Fund                              54
                                                        -        International Growth Equity Fund            55
                                                        -        International Select Equity Fund            56
                                                        -        Technology Fund                             57

                                                        ----------------------------------------------------------
                                                        FUND FEES AND EXPENSES                               58
------------------------------------------------------------------------------------------------------------------
MANAGEMENT OF THE FUNDS                                 INVESTMENT ADVISERS                                  62
Details that apply to the Funds as a group              ----------------------------------------------------------
                                                        ADVISORY FEES                                        62
                                                        ----------------------------------------------------------
                                                        FUND MANAGEMENT                                      63
                                                        -        FIXED INCOME FUNDS                          63
                                                        -        EQUITY FUNDS                                64
                                                        ----------------------------------------------------------
                                                        OTHER FUND MANAGEMENT INFORMATION                    65
                                                        ----------------------------------------------------------
                                                        OTHER FUND SERVICES                                  65
------------------------------------------------------------------------------------------------------------------
ABOUT YOUR ACCOUNT                                      PURCHASING AND SELLING SHARES                        65
How to open, maintain and close an account              -        Purchasing Shares                           65
                                                        -        Opening an Account                          65
                                                        -        Selling Shares                              67
                                                        ----------------------------------------------------------
                                                        ACCOUNT POLICIES AND OTHER INFORMATION               69
                                                        -        Calculating Share Price                     69
                                                        -        Timing of Money Market Fund
                                                                   Purchase Requests                         69
                                                        -        Timing of Non-Money Market Fund
                                                                   Purchase Requests                         69
                                                        -        Social Security/Tax Identification
                                                                   Number                                    70
                                                        -        In-Kind Purchases and Redemptions           70
                                                        -        Miscellaneous Purchase Information          70
                                                        -        Timing of Redemption and Exchange
                                                                   Requests                                  70
                                                        -        Payment of Money Market Fund
                                                                 Redemption Proceeds                         70
                                                        -        Payment of Non-Money Market Fund
                                                                 Redemption Proceeds                         71
                                                        -        Miscellaneous Redemption Information        71
                                                        -        Exchange Privileges                         71
                                                        -        Telephone Transactions                      71
                                                        -        Making Changes to Your Account
                                                                 Information                                 72
                                                        -        Signature Guarantees                        72
                                                        -        Business Day                                72


                                     Page 3
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
                                                                                                            PAGE
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
                                                        -        Early Closings                              72
                                                        -        Authorized Intermediaries                   72
                                                        -        Service Organizations                       72
                                                        -        Shareholder Reports                         73
                                                        ----------------------------------------------------------
                                                        DIVIDENDS AND DISTRIBUTIONS                          73
                                                        ----------------------------------------------------------
                                                        TAX CONSIDERATIONS                                   74
                                                        ----------------------------------------------------------
                                                        TAX TABLE                                            75
                                                        ----------------------------------------------------------
                                                        YEAR 2000 ISSUES                                     76
------------------------------------------------------------------------------------------------------------------
APPENDICES                                              APPENDIX A
                                                        -        Special Risks and Other Considerations      77
                                                        -        Additional Description of Securities and
                                                                   Common Investment Techniques              82
                                                        -        Disclaimers                                 90

                                                        ----------------------------------------------------------
                                                        Appendix B
                                                        -        Fund Financial Highlights                   93

------------------------------------------------------------------------------------------------------------------
FOR MORE INFORMATION                                    Annual/Semiannual Report                             105
                                                        ----------------------------------------------------------
                                                        Statement of Additional Information                  105

------------------------------------------------------------------------------------------------------------------

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                                     Page 4

                                                          RISK/RETURN SUMMARY

NORTHERN FUNDS IS A FAMILY OF NO-LOAD MUTUAL FUNDS THAT OFFERS A SELECTION OF FUNDS TO INVESTORS, EACH WITH A DISTINCT INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

The descriptions on the following pages may help you choose the fund or funds that best fit your investment needs. Keep in mind, however, that no fund can guarantee it will meet its investment objective, and no fund should be relied upon as a complete investment program.

This Prospectus describes the five money market, twelve fixed income and ten equity funds (the "Funds") that make up the Northern Funds Family.

In addition to the instruments described on the pages below, each Fund may use various investment techniques in seeking its investment objective. You can learn more about these techniques and their related risks by reading Appendix A to this Prospectus and the Statement of Additional Information.

SOME DEFINITIONS

CALIFORNIA FUNDS               =    California Municipal Money Market Fund,
                                    California Intermediate Tax-Exempt Fund and
                                    California Tax-Exempt Fund.

EQUITY FUNDS                   =    Income Equity Fund, Stock Index
                                    Fund, Growth Equity Fund, Select Equity
                                    Fund, Mid Cap Growth Fund, Small Cap Index
                                    Fund, Small Cap Fund, International Growth
                                    Equity Fund, International Select Equity
                                    Fund and Technology Fund.

FIXED INCOME FUNDS             =    U.S. Government Fund, Short-Intermediate
                                    U.S. Government Fund, Intermediate
                                    Tax-Exempt Fund, California Intermediate
                                    Tax-Exempt Fund, Florida Intermediate
                                    Tax-Exempt Fund, Fixed Income Fund,
                                    Tax-Exempt Fund, Arizona Tax-Exempt Fund,
                                    California Tax-Exempt Fund, International
                                    Fixed Income Fund, High Yield Municipal
                                    Fund and High Yield Fixed Income Fund.

INTERNATIONAL FUNDS            =    International Fixed Income Fund,
                                    International Growth Equity Fund and
                                    International Select Equity Fund.

MONEY MARKET FUNDS             =    Money Market Fund, U.S. Government Money
                                    Market Fund, U.S. Government Select
                                    Money Market Fund, Municipal Money Market
                                    Fund and California Municipal Money
                                    Market Fund.

MUNICIPAL FUNDS                =    Municipal Money Market Fund, California
                                    Municipal Money Market Fund and High
                                    Yield Municipal Fund.

NON-MONEY MARKET FUNDS         =    Fixed Income Funds and Equity Funds.

TAX-EXEMPT FUNDS               =    Intermediate Tax-Exempt Fund, California
                                    Intermediate Tax-Exempt Fund, Florida
                                    Intermediate Tax-Exempt Fund, Tax-Exempt
                                    Fund, Arizona Tax-Exempt Fund and
                                    California Tax-Exempt Fund.

A WORD ABOUT THE MONEY MARKET FUNDS

The Money Market Funds seek to maintain a stable net asset value of $1.00 per share. Consistent with this policy, each of the Money Market Funds:

-     Limits its dollar-weighted average portfolio maturity to 90 days or less;

- Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

- Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

In addition, each Money Market Fund limits its investments to "Eligible Securities" as defined by the Securities and Exchange Commission ("SEC"). Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories or (b) are issued or guaranteed by, or otherwise allow a Money Market Fund to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if determined to be of comparable quality by The Northern Trust Company ("Northern Trust") under the direction of the Board of Trustees. Securities in which the Money Market Funds may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

In accordance with current SEC regulations, each Money Market Fund will not invest more than 5% of the value of its total assets at the time of purchase in the securities of any single issuer. However, the California Municipal Money Market Fund may invest up to 25% of its total assets in fewer than 5 issuers, and the other Funds may invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, certain repurchase agreements, U.S. government securities or securities of other investment companies. In addition, securities subject to certain unconditional guarantees and securities that are not "First Tier Securities" as defined by the SEC are subject to different diversification requirements as described in the Statement of Additional Information.

                                                             RISK/RETURN SUMMARY

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its objective by investing in a broad range of government, bank and commercial obligations that are available in the money markets, including:

- U.S. dollar-denominated obligations of U.S. banks with total assets in excess of $1 billion (including obligations of foreign branches of such banks);

- U.S. dollar-denominated obligations of foreign commercial banks where such banks have total assets in excess of $5 billion;

- High-quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;

- Corporate bonds, notes, paper and other instruments that are of high-quality;

-     Asset-backed securities;

- Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities and custodial receipts with respect thereto;

- U.S. dollar-denominated securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;

-     Repurchase agreements relating to the above instruments; and

- Municipal securities issued or guaranteed by state or local governmental bodies.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

U.S. GOVERNMENT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its objective by investing in:

      - Securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities;

      -     Repurchase agreements relating to such securities; and

      - Custodial receipts representing interests in U.S. government securities.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

U.S. GOVERNMENT SELECT MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks its objective by investing exclusively in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund will seek to acquire only those U.S. government securities the interest upon which is generally exempt from state income taxation. These securities include obligations issued by the U.S. Treasury and certain U.S. government agencies and instrumentalities, such as the Federal Home Loan Bank and the Federal Farm Credit Bank Funding Corp.

When appropriate securities that are exempt from state taxes are unavailable, the Fund may also invest in non-exempt U.S. government securities and cash equivalents including money market funds and time deposits with a maturity of three months or less, and may hold uninvested cash.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax by investing primarily in municipal instruments.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in high-quality short-term instruments, the interest on which is exempt from regular Federal income tax ("municipal instruments"). These may include:

      -     Fixed and variable rate notes and similar debt instruments;

      -     Tax-exempt commercial paper;

      -     Municipal bonds, notes, paper or other instruments; and

      - Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.


Under normal circumstances, at least 80% of the Fund's annual gross income will be derived from municipal instruments. Under normal market conditions, investments in taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments.

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax). To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                            RISK/RETURN SUMMARY

CALIFORNIA MUNICIPAL MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular Federal income tax and California state personal income tax.


PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing primarily in high-quality short-term instruments, the interest on which is exempt from regular Federal income tax and California state personal income tax ("California municipal instruments"). These may include:

      -     Fixed and variable rate notes and similar debt instruments;

      -     Tax-exempt commercial paper;

      -     Municipal bonds, notes, paper or other instruments; and

      - Municipal bonds and notes which are guaranteed as to principal and interest or backed by the U.S. government or its agencies or instrumentalities.

Under normal circumstances, at least 80% of the Fund's annual gross income will be derived from municipal instruments and at least 65% of the Fund's total assets will be invested in California municipal instruments the interest on which is exempt from California state personal income tax ("California municipal instruments"). Under normal market conditions, investments in taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments.

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax). To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than other types of money market funds.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

In seeking a high level of current income, the Fund will invest, under normal market conditions, at least 65% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. These may include:

      -     U.S. Treasury bills, notes and bonds

      -     Obligations of U.S. government agencies and instrumentalities

      - Mortgage-related securities issued or guaranteed by U.S. government agencies and instrumentalities

      - Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government, its agencies or instrumentalities

      -     Repurchase agreements relating to the above instruments

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between one and ten years.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income, the Fund will invest, under normal market conditions, at least 65% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements relating to such securities. These may include:

      -     U.S. Treasury bills, notes and bonds

      -     Obligations of U.S. government agencies and instrumentalities

      - Mortgage-related securities issued or guaranteed by U.S. government agencies and instrumentalities

      - Stripped securities evidencing ownership of future interest or principal payments on obligations of the U.S. government, its agencies or instrumentalities

      -     Repurchase agreements relating to the above instruments

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between two and five years.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

INTERMEDIATE TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income exempt from regular Federal income tax by investing in municipal instruments.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax, the Fund may invest in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purpose of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax.

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between three and ten years.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income exempt from regular Federal income tax and California state personal income tax by investing in municipal instruments.


PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax and California state personal income tax, the Fund may invest in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax. In addition, under normal market conditions at least 65% of the Fund's total assets will be invested in California municipal instruments.

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between three and ten years.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest more of its assets in fewer issuers than "diversified" mutual funds.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income exempt from regular federal income tax by investing in municipal instruments.


PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax, the Fund may invest in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax. In addition, under normal market conditions, at least 65% of the Fund's total assets will be invested in municipal instruments issued by the state of Florida and its municipalities, counties and other taxing districts, as well as other securities exempt from the Florida intangibles tax ("Florida municipal instruments").

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between three and ten years.

The Fund is "non-diversified" under the 1940 Act, and may invest more of its assets in fewer issuers than "diversified" mutual funds.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

FIXED INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income, the Fund will invest, under normal market conditions, in a broad range of bonds and other fixed income securities. These may include:

      - Obligations of the U.S. government, its agencies or instrumentalities

      -     Obligations of state, local and foreign governments

      -     Obligations of domestic and foreign banks and corporations

      -     Zero coupon bonds, debentures and convertible debentures

      -     Mortgage and other asset-backed securities

      - Stripped securities evidencing ownership of future interest or principal payments on debt obligations

      -     Repurchase agreements relating to the above instruments

Although the Fund invests primarily in investment grade domestic debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations of foreign issuers and in securities that are below investment grade ("junk bonds").

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between seven and twelve years.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income exempt from regular Federal income tax by investing in municipal instruments.


PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax, the Fund may invest in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax.

Under normal market conditions, investment in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between ten and thirty years.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

ARIZONA TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income exempt from regular Federal income tax and Arizona state personal income tax by investing in municipal instruments.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax and Arizona state personal income tax, the Fund may invest, under normal market conditions, at least 80% of its total assets in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be an item of tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax. In addition, under normal market conditions at least 65% of the Fund's total assets will be invested in municipal instruments the interest on which is exempt from Arizona state personal income tax ("Arizona municipal instruments").

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between ten and thirty years.

The Fund is "non-diversified" under the 1940 Act, and may invest more of its assets in fewer issuers than "diversified" mutual funds.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

CALIFORNIA TAX-EXEMPT FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide high current income exempt from regular Federal income tax and California state personal income tax.


PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax and California state personal income tax, the Fund may invest in a broad range of municipal instruments. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

      - Municipal instruments backed by letters of credit or other forms of credit enhancement issued by domestic or foreign banks and other financial institutions.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from tax-exempt municipal instruments. Interest earned by the Fund on AMT obligations ("private activity bonds" the interest on which may be treated as an item of the tax preference to shareholders under the Federal alternative minimum tax) will not be deemed to have been derived from municipal instruments for the purposes of determining whether the Fund meets this policy. To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax. In addition, under normal market conditions at least 65% of the Fund's total assets will be invested in California municipal instruments.

Under normal market conditions, investments in AMT obligations and taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the Fixed Income Fund.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between ten and thirty years.

The Fund is "non-diversified" under the 1940 Act, and may invest more of its assets in fewer issuers than "diversified" mutual funds.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY


INTERNATIONAL FIXED INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

In seeking to maximize total return, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds and other fixed income securities of foreign issuers. These may include:

      - Obligations of foreign governments, their agencies or instrumentalities

      -     Obligations of supranational organizations (such as the World Bank)

      -     Obligations of foreign corporations and banks

      - Zero coupon bonds, debentures and convertible debentures of foreign issuers

      -     Mortgage and other asset-backed securities of foreign issuers

The Fund will invest in the securities of issuers located in at least three different foreign countries. Although the Fund primarily invests in mature markets (such as Germany and Japan), it may also invest in emerging markets (such as Argentina and China) depending upon the Fund management team's outlook for the relative economic growth, expected inflation and other economic and political prospects of each country or region. It is expected that during the current fiscal year a substantial portion of the Fund's assets will be invested in foreign governmental obligations because such obligations represent a substantial portion of the non-U.S. fixed income market.

The Fund may also invest a portion of its assets in domestic obligations, including obligations of the U.S. government, its agencies and instrumentalities and repurchase agreements collateralized by such obligations. It may also invest in the obligations of domestic banks and corporations, zero coupon bonds, debentures and convertible debentures, and mortgage and other asset-backed securities.

Although the Fund invests primarily in investment grade debt obligations (i.e., obligations rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), it may invest a portion of its assets in obligations that are below investment grade ("junk bonds").

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund's dollar-weighted average maturity will, under normal market conditions, range between three and eleven years.

The Fund is "non-diversified" under the 1940 Act, and may invest more of its assets in fewer issuers than "diversified" mutual funds.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

HIGH YIELD MUNICIPAL FUND

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income exempt from regular Federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

In seeking high current income exempt from regular Federal income tax, the Fund will invest, under normal market conditions, at least 65% of its total assets in municipal securities that are of low, medium or upper medium quality. These may include:

      - General obligation bonds secured by the issuer's full faith, credit and taxing power

      - Revenue obligation bonds payable from the revenues derived from a particular facility or class of facilities

      -     Moral obligation bonds

      -     Tax-exempt derivative instruments

      -     Stand-by commitments

Upper medium quality securities are rated A by a Nationally Recognized Statistical Rating Organization, and medium quality securities are rated BBB or Baa by a Nationally Recognized Statistical Rating Organization. Lower quality securities, also commonly referred to as "junk bonds," are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization. Unrated securities will be of comparable quality.

Lower quality securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. Medium quality securities, although considered investment grade, are also considered to have speculative characteristics. There is no minimum rating for a municipal instrument purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund primarily invests in low, medium or upper quality securities, it may invest a portion (or, during temporary defensive periods, all) of its assets in securities of higher quality.

Under normal market conditions, at least 80% of the Fund's annual gross income will be derived from municipal securities. Under normal market conditions, investments in taxable instruments will not exceed 20% of the value of the total assets of the Fund; during temporary defensive periods, however, all or any portion of a Fund's assets may be invested in such instruments. Taxable investments will consist exclusively of those instruments that may be purchased by the High Yield Fixed Income Fund.

The Fund is not limited in the amount of its assets that may be invested in AMT obligations ("private activity bonds" the interest on which may be treated as an item of tax preference to shareholders under the Federal alternative minimum tax). To the extent the Fund invests in AMT obligations, some portion of the Fund's dividends may be subject to the alternative minimum tax.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund does not have any minimum portfolio maturity limitation, and may invest its assets from time to time primarily in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

HIGH YIELD FIXED INCOME FUND

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income. In doing so, the Fund may also consider the potential for capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


In seeking to achieve its investment objective, the Fund will invest, under normal market conditions, at least 65% of its total assets in rated and unrated lower quality securities. Lower quality securities, also commonly referred to as "junk bonds," are rated BB, Ba or lower by a Nationally Recognized Statistical Rating Organization. Unrated securities will be determined to be of comparable quality by Northern Trust. These may include:

      -     Obligations of U.S. and foreign corporations and banks

      -     Obligations of foreign, state and local governments

      - Obligations of the U.S. government, its agencies or instrumentalities

      -     Senior and subordinated bonds and debentures

      -     Mortgage and other asset-related securities

      -     Zero coupon, pay-in-kind and capital appreciation bonds

      - Convertible securities, preferred stock, structured securities and loan participations

      - Equity securities when the Fund holds debt or preferred stock of the issuer

      -     Repurchase agreements relating to the above instruments

Lower rated securities tend to offer higher yields than higher rated securities with similar maturities. However, lower rated securities are considered speculative and generally involve greater price volatility and greater risk of loss than higher rated securities. There is no minimum rating for a security purchased or held by the Fund, and the Fund may purchase securities that are in default. Although the Fund primarily invests in lower quality fixed income securities, it may invest a portion (or, during temporary defensive periods, all) of its assets in securities of higher quality.

Although the Fund invests primarily in the debt obligations of domestic issuers, it may invest a portion of its assets in the obligations of foreign issuers.

In selecting securities for the Fund, the investment management team uses a relative value approach, emphasizing sectors and securities believed to provide more than adequate compensation for the risks assumed. In determining whether a particular sector or security provides relative value, the investment management team analyzes various economic and market information, including economic growth, interest and inflation rates, deficit levels, the shape of the yield curve, sector and quality spreads and risk premiums. It also uses proprietary valuation models to analyze and compare expected returns and assumed risks.

The Fund does not have any minimum portfolio maturity limitation, and may invest its assets from time to time primarily in instruments with short, medium or long maturities. The instruments held by the Fund are considered speculative, and an investment in the Fund presents substantial risks.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

INCOME EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide a high level of current income with long-term capital appreciation as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES


In seeking to achieve its investment objective, the Fund will, under normal market conditions, invest at least 65% of its total assets in a mix of income-producing equity securities, including common and preferred stocks and convertible securities.

Using fundamental research and quantitative analysis, the investment management team selects securities based on factors such as:

      -     Current income

      -     Prospects for growth

      -     Capital appreciation potential

The Fund may also invest up to 35% of its total assets in a broad range of fixed income securities that are permissible investments for the Fixed Income Fund. Although the convertible securities and fixed income securities in which the Fund may invest will generally be investment grade domestic securities (i.e., rated within the top four rating categories by a Nationally Recognized Statistical Rating Organization or of comparable quality as determined by Northern Trust), the Fund may invest up to 35% of its total assets in comparable and fixed income securities that are below investment grade ("junk bonds") and may invest a portion of its assets in the securities of foreign issuers.


The Fund may also invest, under normal market conditions, up to 35% of its total assets in a broad range of fixed income securities that are investment grade or better at the time of purchase and are permissible investments for the Fixed Income Fund.

Although the Fund primarily invests in the equity securities of U.S. companies, it may invest a portion of its assets in the stocks of foreign issuers.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Standard & Poor's ("S&P") 500 Composite Stock Price Index ("S&P 500(R) Index").

The S&P 500(R) Index is an unmanaged index which includes 500 companies operating across a broad spectrum of the U.S. economy, and its performance is widely considered representative of the U.S. stock market as a whole.

The companies chosen for inclusion in the Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by S&P for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

S&P does not endorse any stock in the Index. It is not a sponsor of the Stock Index Fund and is not affiliated with the Fund in any way.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of the companies that make up the S&P 500(R) Index, in approximately the same proportions as they are represented in the Index.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500(R) Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of fund investment management for this Fund, such as selecting securities on the basis of economic, financial and market analysis. Because the Fund will have fees and transaction expenses (while the Index has none), returns are likely to be below those of the Index.

Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a .95 correlation with the S&P 500(R) Index, before expenses.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.


PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal market conditions, at least 65% of its total assets in the equity securities of a broad mix of companies. Such companies generally will have market capitalizations in excess of $750 million. Although the Fund primarily invests in the common, preferred and convertible stocks of U.S. companies, it may invest a portion of its assets in the stocks of foreign issuers.

Using fundamental research and quantitative analysis, the investment management team selects stocks believed to have favorable growth characteristics. In determining whether a company has favorable growth characteristics, the investment management team analyzes factors such as:

      -     Sales and earnings growth

      -     Return on equity

      -     Financial condition

      -     Market share and product leadership



More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

SELECT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

PRIMARY INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will, under normal market conditions, invest at least 65% of its total assets in the equity securities of a select mix of companies. Such companies generally will have market capitalizations in excess of $750 million. Although the Fund primarily invests in the common, preferred and convertible stocks of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers.

Using fundamental research and quantitative analysis, the investment management team selects stocks believed to have favorable growth characteristics. In determining whether a company has favorable growth characteristics, the investment management team analyzes factors such as:

      -     Sales and earnings growth

      -     Return on equity

      -     Financial condition

      -     Market share and product leadership

The Fund may from time to time, emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies generally pay little or no dividends.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

MID CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.


PRIMARY INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal market conditions, at least 65% of its total assets in the equity securities of companies with market capitalizations that are within the range of the Standard & Poor's MidCap 400 Stock Index.

These will be selected on the basis of such factors as:

      -     Market capitalization

      -     Liquidity

      -     Industry sectors

As of June 1, 1999, the approximate market capitalization range of the companies included in the S&P MidCap 400 Index was between $_________ million and $____________ billion. The stocks in which the Fund invests may or may not be included in the S&P MidCap 400 Index.

Using fundamental research and quantitative analysis, the investment management team selects stocks of mid sized companies that it believes have demonstrated above average sales and earnings growth and return on equity relative to their peers. In doing so, the investment management team considers factors such as a company's:

      -     Financial condition

      -     Market share and product leadership

      -     Earnings growth relative to relevant competitors

      - Market valuation in comparison to other stocks and the stock's own historical norms

      -     Price trends

      -     Other investment criteria

S&P does not endorse any stock in the Index. It is not a sponsor of the Mid Cap Growth Fund and is not affiliated with the Fund in any way.

Although the Fund primarily invests in the stocks of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index ("Russell 2000 Index").

The Russell 2000 Index is a market value-weighted index which includes stocks of the smallest 2,000 companies in the Russell 3000 Index. The Russell 3000 Index includes stocks of the 3,000 largest companies based in the U.S. The Russell 2000 Index is widely considered representative of smaller company stock performance as a whole. The companies in the Russell 2000 Index are selected according to their total market capitalization. However, companies are not selected by Frank Russell & Company ("Russell") for inclusion in the Index because they are expected to have superior stock price performance relative to the stock market in general or other stocks in particular.

Russell does not endorse any stock in the Index. It is not a sponsor of the Small Cap Index Fund and is not affiliated with the Fund in any way.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 65% of its total assets in the securities included in the Russell 2000 Index. These will be selected on the basis of such factors as:

      -     Market capitalization

      -     Liquidity

      -     Industry sectors

Although the Fund attempts to mirror the aggregate investment characteristics of the Russell 2000 Index as a whole, the number of issues held by the Fund will be determined by the Fund's liquidity and size.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the Russell 2000 Index by using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of fund investment management for the Fund, such as selecting securities on the basis of economic, financial and market analysis. Because the Fund will have fees and transaction expenses (while the Index has none), returns are likely to be below those of the Index.

Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a .95 correlation with the Russell 2000 Index, before expenses.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

SMALL CAP FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.


PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal market conditions, at least 65% of its total assets in the equity securities of small companies. At the time of purchase, these companies will have market capitalizations that are below the median capitalization of stocks listed on the New York Stock Exchange.

Using fundamental research and quantitative analysis, the investment management team selects small capitalization stocks of companies which it believes are worth more than is indicated by current market prices. In determining whether a stock is attractively priced, the investment management team analyzes factors such as:

      -     The relationship between price and book value

      -     Trading volume

      -     Bid-ask spreads

Although the Fund primarily invests in the stocks of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

INTERNATIONAL GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.

PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will invest, under normal market conditions, at least 65% of its total assets in the equity securities of a broad mix of foreign companies. Such companies generally will have market capitalizations in excess of $750 million.

Using fundamental research and quantitative analysis, the investment management team selects stocks of foreign companies believed to have favorable growth characteristics, low debt ratios and above-average returns and equity. In doing so, the investment management team analyzes factors such as:


      -     Sales and earnings growth

      -     Return and equity

      -     Financial condition

      -     Market share and product leadership

The Fund will invest in equity securities of issuers located in at least three different foreign countries. The Fund may invest in mature markets (such as Germany and Japan) and it may also invest in emerging markets (such as Argentina and China). In determining whether to invest in a particular country or region, the investment management team looks at a number of factors, including a country's (or region's):

      -     Prospects for growth

      -     Expected level of inflation

      -     Government policies influencing business conditions

      -     Outlook for currency relationships

      - Range of investment opportunities available to international investors

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

INTERNATIONAL SELECT EQUITY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation. Any income received is incidental to this objective.


PRINCIPAL INVESTMENT STRATEGIES

In seeking long-term capital appreciation, the Fund will, under normal market conditions, invest at least 65% of its total assets in the equity securities of a select mix of foreign companies. Such companies generally will have market capitalizations in excess of $750 million.

Using fundamental research and quantitative analysis, the investment management team selects stocks of foreign companies believed to have favorable growth characteristics. In doing so, the investment management team analyzes factors such as:

      -     Sales and earnings growth

      -     Return on equity

      -     Financial condition

      -     Market share and product leadership


The Fund will invest in equity securities of issuers located in at least three different foreign countries. The Fund may invest in mature markets (such as Germany and Japan) and it may also invest in emerging markets (such as Argentina and China). In determining whether to invest in a particular country or region, the investment management team looks at a number of factors, including a country's (or region's):

      -     Prospects for economic growth

      -     Expected level of inflation

      -     Government policies influencing business conditions

      -     Outlook for currency relationships

      - Range of investment opportunities available to international investors

The Fund may, from time to time, emphasize particular companies or market segments in attempting to achieve its investment objective. Many of the companies in which the Fund invests retain their earnings to finance current and future growth. These companies pay little or no dividends.

More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

                                                             RISK/RETURN SUMMARY

TECHNOLOGY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing principally in equity securities and securities of companies that develop, produce or distribute products and services related to advances in technology.


PRINCIPAL INVESTMENT STRATEGIES

In seeking to achieve its investment objective, the Fund will invest, under normal market conditions, at least 65% of its total assets in securities of companies principally engaged in technology business activities. Northern Trust will consider an issuer principally engaged in technology business activities if it is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index (the "SoundView Index"), the technology grouping of the S&P 500 Index or any other comparable technology index.

Using fundamental research and quantitative analysis, the investment management team selects stocks of technology companies believed to have the potential to outperform the market over the next one- to two-year period. In doing so, the investment management team selects investments based on factors such as:

      -     Financial condition

      -     Market share

      -     Product leadership or market niches

      -     Earnings growth rates compared with relevant competitors

      - Market valuation compared to their stocks and the stock's own historical norms

      -     Price trends

      -     Other investment criteria

Companies in which the Fund may invest include industrial and business machines; communications; computers, software and peripheral products; electronics; electronic media; environmental services; office equipment and supplies; television and video equipment and services; and satellite technology and equipment. It is expected that more than 25% of the Fund's total assets will normally be invested in technology companies which develop or sell computers, software and peripheral products. The Fund may invest in both small and large technology companies, without regard to their size.

Although the Fund primarily invests in the stocks of U.S. companies, it may invest a portion of its assets in the securities of foreign issuers.


More information on the Fund's investment strategies and techniques is provided in Appendix A to this Prospectus.

PRINCIPAL INVESTMENT RISKS

All investments carry some degree of risk which will affect the value of a Fund's investments, its investment performance and the price of its shares. As a result, loss of money is a risk of investing in each Fund.

AN INVESTMENT IN A FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The following summarizes the principal risks that apply to the Funds and may result in a loss of your investment.

RISKS THAT APPLY TO ALL FUNDS:

- MARKET RISK is the risk that the value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods.

- MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

- LIQUIDITY RISK is the risk that a Fund will not be able to pay redemption proceeds within the time periods described in this prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

- YEAR 2000 RISK is the risk that a Fund's operations or value will be adversely affected by the "Year 2000 Problem." This risk may be of greater significance with respect to a Fund's investments in the securities of foreign issuers. (For more information, please see "Year 2000 Issues" on page 51.)

RISKS THAT APPLY TO ALL MONEY MARKET FUNDS:

- MONEY MARKET RISK is the risk that a Fund will not be able to maintain a net asset value per share of $1.00 at all times.

RISKS THAT APPLY PRIMARILY TO THE MONEY MARKET AND FIXED INCOME FUNDS:

- INTEREST RATE/MATURITY RISK is the risk that during periods of rising interest rates, a Fund's yield (and the market value of its securities) will be lower than prevailing market rates; in periods of falling interest rates, a Fund's yield (and the market value of its securities) will tend to be higher. The magnitude of these changes will often be greater for longer-term fixed income securities than shorter-term securities.

- CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed income securities held by a Fund may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality and investment grade securities are generally believed to have relatively low degrees of credit risk.

- PREPAYMENT (OR CALL) RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, a Fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

- EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by a Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates.

                                                             RISK/RETURN SUMMARY

      Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

- U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

- COUNTERPARTY RISK is the risk that an issuer of a security, or a bank or other financial institution that has entered into a repurchase agreement, may default on its payment obligations.

- CREDIT ENHANCEMENT RISK is the risk that changes in credit quality of a bank or other financial institution could cause a Fund's investments in securities backed by letters of credit or other credit enhancements issued by such bank or institution to decline in value.

RISK THAT APPLIES PRIMARILY TO ALL FIXED INCOME FUNDS:

- DERIVATIVES RISK is the risk that loss may result from a Fund's investments in options, futures, swaps, structured securities and other derivative instruments, which may be leveraged.

RISKS THAT APPLY PRIMARILY TO THE TAX-EXEMPT FUNDS AND MUNICIPAL FUNDS:

- CONCENTRATION RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in the municipal instruments of issuers in the same state, in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

- TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the ability of the Fund to pay tax-exempt dividends.

RISK THAT APPLIES PRIMARILY TO THE INTERNATIONAL FIXED INCOME FUND, THE CALIFORNIA FUNDS, THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND AND THE ARIZONA TAX-EXEMPT FUND

- NON-DIVERSIFICATION RISK is the risk that a non-diversified Fund may be more susceptible to adverse developments affecting any single issuer, and more susceptible to greater losses because of these developments.

RISK THAT APPLIES PRIMARILY TO THE HIGH YIELD MUNICIPAL AND HIGH YIELD FIXED INCOME FUNDS:

- NON-INVESTMENT GRADE (OR "JUNK BOND") RISK may impact the value of non-investment grade securities held by a Fund. Generally, these securities, commonly known as "junk bonds," are subject to greater credit risk, price volatility and risk of loss than investment grade securities. In addition, there may be less of a market for them, which could make it harder to sell them at an acceptable price. These and related risks mean that a Fund may not achieve the expected income from non-investment grade securities and that its share price may be adversely affected by declines in the value of these securities.

RISK THAT APPLIES PRIMARILY TO THE EQUITY FUNDS:

- STOCK RISK is the risk that stock prices have historically risen and fallen in periodic cycles. As of the date of this Prospectus, U.S. stock markets and certain foreign stock markets were trading at or close to record high levels. There is no guarantee that such levels will continue.

RISK THAT APPLIES PRIMARILY TO THE SMALL CAP INDEX, SMALL CAP AND TECHNOLOGY
FUNDS:

- SMALL CAP STOCK RISK is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

RISK THAT APPLIES PRIMARILY TO THE MID CAP GROWTH FUND:

- MID CAP STOCK RISK is the risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, [AND MAY BE DEPENDENT UPON A PARTICULAR NICHE OF THE MARKET.]

RISK THAT APPLIES PRIMARILY TO THE TECHNOLOGY FUND

- TECHNOLOGY STOCK RISK is the risk that stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, may become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by the disproportionate optimism or pessimism of investors.

RISKS THAT APPLY PRIMARILY TO THE INTERNATIONAL FUNDS:

While foreign securities may offer special investment opportunities, they also involve special risks not typically associated with investments in U.S. companies or issuers. These risks normally will be greatest when a Fund invests in emerging markets. These risks include:

- CURRENCY RISK is the potential for price fluctuations in the dollar value of foreign securities because of changing currency exchange rates.

- COUNTRY RISK is the potential for price fluctuations in foreign securities because of political, financial and economic events in foreign countries.

- REGULATORY RISK is the risk that a foreign security could lose value because of less stringent foreign securities regulations and accounting and disclosure standards.

- CONCENTRATION RISK is the risk that investment of more than 25% of a Fund's total assets in securities of issuers located in one country will subject the Fund to increased country risk with respect to the particular country.

More information about the risks of investing in the Funds is provided in Appendix A to this Prospectus. You should carefully consider the risks discussed in this section and Appendix A before investing in a Fund.

                                                             RISK/RETURN SUMMARY

FUND PERFORMANCE

The bar charts and tables below provide an indication of the risks of investing in a Fund by showing: (a) changes in the performance of a Fund from year to year; and (b) how the average annual returns of a Fund compare to those of a broad-based securities market index.

The bar charts and tables assume reinvestment of dividends and distributions. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects expense limitations that were in effect during the periods presented. If expense limitations were not in place, a Fund's performance would have been reduced. The Mid Cap Growth, High Yield Municipal and High Yield Fixed Income Funds commenced operations on March 31, 1998, December 31, 1998 and December 31, 1998. The Short-Intermediate U.S. Government, California Intermediate Tax-Exempt, Arizona Tax-Exempt and Small Cap Index Funds had not commenced operations as of the date of this Prospectus. Since these Funds have less than one calendar year of performance, no performance information is provided in this section.

MONEY MARKET FUND

                                  [Bar Chart]

                          CALENDAR YEAR TOTAL RETURN
                          --------------------------
                              1995:         5.71%
                              1996:         5.08%
                              1997:         5.25%
                              1998:         5.19%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              1.14%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   1.44%
Worst Quarter Return:               Q2 '96                   1.22%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                1-Year           Since Inception
                                                ------           ---------------
MONEY MARKET FUND (Inception 4/11/94)           5.19%            5.15%

-------------------------------------------------------------------------------


THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.81%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                             RISK/RETURN SUMMARY

U.S. GOVERNMENT MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------
                               1995:         5.62%
                               1996:         4.96%
                               1997:         5.14%
                               1998:         5.11%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              1.11%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   1.42%
Worst Quarter Return:               Q4 '98                   1.18%


      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                          1-Year              Since Inception
                                          ------              ---------------
U.S. GOVERNMENT MONEY
MARKET FUND (Inception 4/11/94)           5.11%               5.05%


-------------------------------------------------------------------------------

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.56%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

U.S. GOVERNMENT SELECT MONEY MARKET FUND


                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                                1995:         5.75%
                                1996:         5.09%
                                1997:         5.21%
                                1998:         5.03%


Year to date total return for the calendar quarter ended
March 31, 1999:                                              1.10%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   1.45%
Worst Quarter Return:               Q4 '98                   1.17%

     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                    1-Year      Since Inception
                                                    ------      ---------------
U.S. GOVERNMENT SELECT MONEY MARKET FUND
 (Inception 12/12/94)                               5.03%       5.27%

THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 4.50%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                            RISK/RETURN SUMMARY

MUNICIPAL MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                                1995:         3.64%
                                1996:         3.18%
                                1997:         3.27%
                                1998:         3.09%


Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.62%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   0.95%
Worst Quarter Return:               Q1 '98                   0.73%

     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                    1-Year      Since Inception
                                                    ------      ---------------
MUNICIPAL MONEY MARKET FUND (Inception 4/11/94)     3.09%           3.21%


THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 3.21%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

CALIFORNIA MUNICIPAL MONEY MARKET FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                               1995:         3.77%
                               1996:         3.20%
                               1997:         3.28%
                               1998:         2.85%


Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.57%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   0.98%
Worst Quarter Return:               Q3 '98                   0.68%


     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)


                                                1-Year         Since Inception
                                                ------         ---------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
 (Inception 11/29/94)                           2.85%               3.29%


THE 7-DAY YIELD FOR THE FUND AS OF DECEMBER 31, 1998: 2.98%. YOU MAY CALL 1-800-595-9111 TO OBTAIN THE CURRENT 7-DAY YIELD.

                                                            RISK/RETURN SUMMARY

U.S. GOVERNMENT FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                               1995:        12.59%
                               1996:         3.05%
                               1997:         7.24%
                               1998:         7.53%

Year to date total return for the calendar quarter ended
March 31, 1999:                                            (0.07)%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q3 '98                   4.46%
Worst Quarter Return:               Q1 '96                 (1.07)%


     AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                      Since
                                                         1 Year       Inception
                                                         ------       ---------
U.S. GOVERNMENT FUND (Inception 4/1/94)                  7.53%        6.32%
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX*      8.49%        7.22%


-------------------------------------------------------------------------------

* The Lehman Brothers Intermediate Government Bond Index is an unmanaged index including all public obligations of the U.S. Treasury and all publicly issued debt of U.S. Government agencies with maturities of up to 10 years. The Index figures do not reflect any fees or expenses.

INTERMEDIATE TAX-EXEMPT FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                              1995:        11.91%
                              1996:         3.36%
                              1997:         5.84%
                              1998:         5.15%


Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.55%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q1 '95                   4.51%
Worst Quarter Return:               Q1 '96                 (0.25)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                                  Since
                                                              1 Year              Inception
                                                              ------              ---------
INTERMEDIATE TAX EXEMPT FUND (Inception 4/1/94)               5.15%               5.43%
LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX*                  5.84%               6.20%


-------------------------------------------------------------------------------


* The Lehman Brothers 5-Year Municipal Bond Index is an unmanaged index of investment grade (Baa or better) tax-exempt bonds with maturities of 4 to 6 years. The Index figures do not reflect any fees or expenses.

                                                            RISK/RETURN SUMMARY

FLORIDA INTERMEDIATE TAX-EXEMPT FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                              1997:         7.64%
                              1998:         5.68%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.40%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q3 '98                   3.22%
Worst Quarter Return:               Q1 '97                 (0.12)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year              Inception
                                                   ------              ---------
FLORIDA INTERMEDIATE TAX-EXEMPT FUND
(Inception 8/15/96)                                5.68%               6.78%
LEHMAN BROTHERS MUTUAL FUND FLORIDA
INTERMEDIATE TAX-EXEMPT INDEX*                     6.44%               6.67%
LEHMAN BROTHERS MUTUAL FUND INTERMEDIATE
MUNICIPAL INDEX**                                  6.30%               6.97%

-------------------------------------------------------------------------------


* The Lehman Brothers Mutual Fund Florida Intermediate Tax-Exempt Index is an unmanaged index of investment grade (Baa or better) tax-exempt Florida bonds with a remaining maturity of at least one year. The Index figures do not reflect any fees or expenses.

** The Lehman Brothers Mutual Fund Intermediate Municipal Index is an unmanaged index of investment grade (Baa or better) tax-exempt bonds with maturities of five to ten years. The Index figures do not reflect any fees or expenses.

FIXED INCOME FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                               1995:        18.80%
                               1996:         2.61%
                               1997:         9.24%
                               1998:         8.00%

Year to date total return for the calendar quarter ended
March 31, 1999:                                            (1.22)%

BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q2 '95                   6.62%
Worst Quarter Return:               Q1 '96                 (2.85)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year              Inception
                                                   ------              ---------
FIXED INCOME FUND (Inception 4/1/94)               8.00%               8.02%
LEHMAN BROTHERS GOVERNMENT/
CORPORATE BOND INDEX*                              9.47%               8.42%

-------------------------------------------------------------------------------


* The Lehman Brothers Government/Corporate Bond Index is an unmanaged index of prices of U.S. government and corporate bonds with not less than one year to maturity. The Index figures do not reflect any fees or expenses.

                                                            RISK/RETURN SUMMARY

TAX-EXEMPT FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                                1995:        17.37%
                                1996:         2.83%
                                1997:         8.71%
                                1998:         5.84%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.49%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q1 '95                   6.59%
Worst Quarter Return:               Q1 '96                 (2.11)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year              Inception
                                                   ------              ---------
TAX EXEMPT FUND (Inception 4/1/94)                 5.84%               6.98%
LEHMAN BROTHERS MUNICIPAL BOND INDEX*              6.48%               7.84%

-------------------------------------------------------------------------------


* The Lehman Brothers Municipal Bond Index is an unmanaged index of investment grade (Baa or better) tax-exempt bonds with a remaining maturity of at least one year. The Index figures do not reflect any fees or expenses.

CALIFORNIA TAX-EXEMPT FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                               1998:         6.42%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              0.70%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q3 '98                   4.40%
Worst Quarter Return:               Q4 '98                 (0.16)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year              Inception
                                                   ------              ---------
CALIFORNIA TAX EXEMPT FUND  (Inception
4/8/97)                                            6.42%               10.00%
LEHMAN BROTHERS CALIFORNIA EXEMPT
MUNICIPAL INDEX*                                   6.93%                9.83%
LEHMAN BROTHERS MUTUAL FUND
INTERMEDIATE MUNICIPAL INDEX**                     6.30%                8.27%

-------------------------------------------------------------------------------


* The Lehman Brothers California Exempt Municipal Index is an unmanaged index of investment grade (Baa or better) tax-exempt California bonds with a remaining maturity of at least one year. The Index figures do not reflect any fees or expenses.


** The Lehman Brothers Mutual Fund Intermediate Municipal Index is an unmanaged index of investment grade (Baa or better) tax-exempt bonds with maturities of five to ten years. The Index figures do not reflect any fees or expenses.

                                                            RISK/RETURN SUMMARY

INTERNATIONAL FIXED INCOME FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                                1995:        19.70%
                                1996:         5.53%
                                1997:       (2.51)%
                                1998:        17.09%

Year to date total return for the calendar quarter ended
March 31, 1999:                                            (5.18)%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q1 '95                  11.04%
Worst Quarter Return:               Q1 '97                 (5.67)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                                 Since
                                                             1 Year              Inception
                                                             ------              ---------
INTERNATIONAL FIXED INCOME FUND (Inception 4/1/94)           17.09%              8.35%
J.P. MORGAN INTERNATIONAL GOVERNMENT BOND INDEX*             18.31%              8.98%


-------------------------------------------------------------------------------


* The J.P. Morgan International Government Bond Index is an unmanaged index of non-U.S. government bonds with maturities of one to thirty years. The Index figures do not reflect any fees or expenses.

INCOME EQUITY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                              1995:        18.92%
                              1996:        19.99%
                              1997:        20.84%
                              1998:         9.17%

Year to date total return for the calendar quarter ended
March 31, 1999:                                              1.16%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                  10.98%
Worst Quarter Return:               Q3 '98                 (9.30)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                                      Since
                                                                     1 Year           Inception
                                                                     ------           ---------
INCOME EQUITY FUND (Inception 4/1/94)                                 9.17%           13.62%
MERRILL LYNCH INVESTMENT GRADE CONVERTIBLE BOND INDEX*               11.36%           14.02%

-------------------------------------------------------------------------------


* The Merrill Lynch Investment Grade Convertible Bond Index is an unmanaged index consisting of investment grade (BBB or better) convertible bonds and preferred stocks. The Index figures do not reflect any fees or expenses.

                                                             RISK/RETURN SUMMARY


STOCK INDEX FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                              1997:        32.71%
                              1998:        27.88%

Year to date total return for the calendar quarter ended March 31, 1999:   4.77%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                 21.18%
Worst Quarter Return:               Q3 '98                (10.05)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                                                       Since
                                                   1 Year             Inception
                                                   ------             ---------
STOCK INDEX FUND (Inception 10/7/96)               27.88%              29.73%
S&P 500 INDEX*                                     28.61%              30.61%
--------------------------------------------------------------------------------

* The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

GROWTH EQUITY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                              1995:        26.15%
                              1996:        17.82%
                              1997:        30.13%
                              1998:        33.14%

Year to date total return for the calendar quarter ended March 31, 1999:   5.47%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                 24.82%
Worst Quarter Return:               Q3 '98                (11.30)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)
      ---------------------------

                                                                       Since
                                                   1 Year             Inception
                                                   ------             ---------
GROWTH EQUITY FUND (Inception 4/1/94)              33.14%              22.44%
S&P 500 INDEX*                                     28.61%              26.49%
--------------------------------------------------------------------------------

* The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

                                                             RISK/RETURN SUMMARY


SELECT EQUITY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                              1995:        28.88%
                              1996:        21.53%
                              1997:        31.78%
                              1998:        35.13%

Year to date total return for the calendar quarter ended March 31, 1999:   7.53%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                 27.46%
Worst Quarter Return:               Q3 '98                (10.70)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year             Inception
                                                   ------             ---------
SELECT EQUITY FUND (Inception 4/6/94)              35.13%              24.43%
S&P 500 INDEX*                                     28.61%              26.42%
--------------------------------------------------------------------------------

* The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

SMALL CAP FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:        22.54%
                               1996:        18.95%
                               1997:        29.77%
                               1998:       (5.94)%

Year to date total return for the calendar quarter ended March 31, 1999:(10.64)%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q3 '97                 16.95%
Worst Quarter Return:               Q3 '98                (20.46)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                       Since
                                                   1 Year             Inception
                                                   ------             ---------
SMALL CAP FUND (4/1/94)                            (5.94)%             12.02%
RUSSELL 2000 INDEX*                                (2.44)%             13.05%
--------------------------------------------------------------------------------

* The Russell 2000 Index is an unmanaged index which tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies, based on market capitalization. The Index figures do not reflect any fees or expenses.

                                                             RISK/RETURN SUMMARY


INTERNATIONAL GROWTH EQUITY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:         2.04%
                               1996:         5.02%
                               1997:         6.26%
                               1998:        23.98%

Year to date total return for the calendar quarter ended March 31, 1999:   3.86%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                  18.84%
Worst Quarter Return:               Q3 '98                (13.72)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                         Since
                                                          1 Year       Inception
                                                          ------       ---------
INTERNATIONAL GROWTH EQUITY FUND (Inception 4/1/94)       23.98%         7.86%
MSCI EAFE INDEX*                                          19.97%         8.89%
--------------------------------------------------------------------------------


* The MSCI EAFE Index is the Morgan Stanley Capital International Europe, Australia and Far East Index, an unmanaged index which tracks the performance of selected equity securities in Europe, Australia, Asia and the Far East. The Index figures do not reflect any fees or expenses.

INTERNATIONAL SELECT EQUITY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1995:        -0.79%
                               1996:         2.89%
                               1997:         9.08%
                               1998:        22.36%

Year to date total return for the calendar quarter ended March 31, 1999:   2.62%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                  16.27%
Worst Quarter Return:               Q3 '98                (11.80)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                               Since
                                                              1 Year         Inception
                                                              ------         ---------
INTERNATIONAL SELECT EQUITY FUND (Inception 4/5/94)           22.36%           7.26%
MSCI EAFE INDEX BLENDED WITH EMERGING MARKETS FREE INDEX*     15.24%           7.62%
--------------------------------------------------------------------------------------

*The MSCI EAFE Index Blended with Emerging Markets Free Index is an unmanaged index comprised of companies representative of developed European and Pacific Basin countries as well as emerging market countries. The Index figures do not reflect any fees or expenses.

                                                             RISK/RETURN SUMMARY


TECHNOLOGY FUND

                                   [Bar Chart]

                           CALENDAR YEAR TOTAL RETURN
                           --------------------------

                               1997:        16.76%
                               1998:        83.01%

Year to date total return for the calendar quarter ended March 31, 1999:  17.22%


BEST AND WORST QUARTERLY PERFORMANCE:

Best Quarter Return:                Q4 '98                  50.19%
Worst Quarter Return:               Q4 '97                (13.23)%

      AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIODS ENDED DECEMBER 31, 1998)

                                                                    Since
                                                    1 Year         Inception
                                                    ------         ---------
TECHNOLOGY FUND (Inception 4/1/96)                  83.01%          45.93%
MORGAN STANLEY HIGH-TECHNOLOGY 35 INDEX*            95.70%          44.94%
S&P 500(R) INDEX**                                  28.61%          28.66%
--------------------------------------------------------------------------------


* The Morgan Stanley High-Technology 35 Index is an unmanaged index which tracks the performance of stocks within the technology sector. The Index figures do not reflect any fees or expenses.

** The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any fees or expenses.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. Please note that the following information does not reflect any charges which may be imposed by The Northern Trust Company, its affiliates, correspondent banks and other institutions on their customers. For more information, please see "Account Policies and Other Information" on page 71.
@@

                                                                           U.S. Gov't     U.S. Gov't     Municipal      California
                                                                Money        Money         Select          Money        Municipal
                                                                Market       Market      Money Market      Market      Money Market
                                                                ------     ----------    ------------    ---------     ------------
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases..................   None         None           None           None           None
    Deferred Sales Charge (Load)..............................   None         None           None           None           None
    Sales Charge (Load) Imposed on Reinvested
        Distributions.........................................   None         None           None           None           None
    Redemption Fees(1)........................................   None         None           None           None           None
    Exchange Fees.............................................   None         None           None           None           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees...........................................   0.60%        0.60%          0.60%         0.60%           0.60%
    Distribution (12b-1) Fees(2)..............................   0.00%        0.00%          0.00%         0.00%           0.00%
    Other Expenses(3).........................................   0.29%        0.31%          0.31%         0.29%           0.31%
                                                                 -----        -----          -----         -----           -----

    Total Annual Fund Operating Expenses*.....................   0.89%        0.91%          0.91%         0.89%           0.91%
                                                                 =====        =====          =====         =====           =====

*As a result of current voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are actually incurred by the Funds are set forth below. The voluntary fee reductions, waivers and reimbursements may be terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                                           U.S. Gov't     U.S. Gov't     Municipal      California
                                                                 Money        Money         Select         Money        Municipal
                                                                Market       Market      Money Market      Market      Money Market
                                                                ------     ----------    ------------    ---------     ------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
    From Fund assets)
    Management Fees...........................................   0.40%        0.40%          0.40%         0.40%           0.40%
    Distribution (12b-1) Fees(2)..............................   0.00%        0.00%          0.00%         0.00%           0.00%
    Other Expenses(3).........................................   0.15%        0.15%          0.15%         0.15%           0.15%
                                                                 -----        -----          -----         -----           -----

    Total Annual Fund Operating Expenses......................   0.55%        0.55%          0.55%         0.55%           0.55%
                                                                 =====        =====          =====         =====           =====

---------------------------------

(1)      A fee of $15.00 may be applicable for each wire redemption.

(2) During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(3) These expenses include custodian, transfer agency and administration expenses as well as other customary Fund expenses. The administrator is entitled to an administration fee of 0.15%, a portion of which is currently being waived voluntarily.

                                                             RISK/RETURN SUMMARY


                                                                                                          California
                                                                              Short-                     Intermediate     Florida
                                                                           Intermediate    Intermediate      Tax-       Intermediate
                                                               U.S. Gov't  U.S. Gov't(1)    Tax Exempt     Exempt(1)     Tax-Exempt
                                                               ----------  -------------   ------------  ------------   ------------
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases.................      None        None            None          None           None
    Deferred Sales Charge (Load).............................      None        None            None          None           None
    Sales Charge (Load) Imposed on Reinvested
        Distributions........................................      None        None            None          None           None
    Redemption Fees(2).......................................      None        None            None          None           None
    Exchange Fees............................................      None        None            None          None           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................      0.75%      0.75%           0.75%          0.75%          0.75%
    Distribution (12b-1) Fees(3).............................      0.00%      0.00%           0.00%          0.00%          0.00%
    Other Expenses(4)........................................      0.32%      0.42%           0.31%          0.37%          0.54%
                                                                   -----      -----           -----          -----          -----

    Total Annual Fund Operating Expenses*....................      1.07%      1.17%           1.06%          1.12%          1.29%
                                                                   =====      =====           =====          =====          =====



                                                                                           Arizona Tax-  California  International
                                                                 Fixed Income  Tax-Exempt    Exempt(1)   Tax-Exempt  Fixed Income
                                                                 ------------  ----------  ------------  ----------  ------------
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases.................        None         None         None         None         None
    Deferred Sales Charge (Load).............................        None         None         None         None         None
    Sales Charge (Load) Imposed on Reinvested
        Distributions........................................        None         None         None         None         None
    Redemption Fees(2).......................................        None         None         None         None         None
    Exchange Fees............................................        None         None         None         None         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................        0.75%        0.75%       0.75%         0.75%        0.90%
    Distribution (12b-1) Fees(3).............................        0.00%        0.00%       0.00%         0.00%        0.00%
    Other Expenses(4)........................................        0.33%        0.33%       0.85%         0.42%        1.06%
                                                                     -----        -----       -----         -----        -----

    Total Annual Fund Operating Expenses*....................        1.08%        1.08%       1.60%         1.17%        1.96%
                                                                     =====        =====       =====         =====        =====

*As a result of current voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are actually incurred by the Funds are set forth below. The voluntary fee reductions, waivers and reimbursements may be terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                                                                          California
                                                                              Short-                     Intermediate     Florida
                                                                           Intermediate    Intermediate      Tax-       Intermediate
                                                               U.S. Gov't  U.S. Gov't(1)    Tax Exempt     Exempt(1)     Tax-Exempt
                                                               ----------  -------------   ------------  ------------   ------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees...........................................    0.75%       0.75%           0.70%         0.70%           0.70%
    Distribution (12b-1) Fees(3)..............................    0.00%       0.00%           0.00%         0.00%           0.00%
    Other Expenses(4).........................................    0.15%       0.15%           0.15%         0.15%           0.15%
                                                                  -----       -----           -----         -----           -----

    Total Annual Fund Operating Expenses......................    0.90%       0.90%           0.85%         0.85%           0.85%
                                                                  =====       =====           =====         =====           =====



                                                                                           Arizona Tax-  California  International
                                                                 Fixed Income  Tax-Exempt    Exempt(1)   Tax-Exempt  Fixed Income
                                                                 ------------  ----------  ------------  ----------  ------------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees...........................................      0.75%        0.70%        0.70%         0.70%        0.90%
    Distribution (12b-1) Fees(3)..............................      0.00%        0.00%        0.00%         0.00%        0.00%
    Other Expenses(4).........................................      0.15%        0.15%        0.15%         0.15%        0.25%
                                                                    -----        -----        -----         -----        -----

    Total Annual Fund Operating Expenses......................      0.90%        0.85%        0.85%         0.85%        1.15%
                                                                    =====        =====        =====         =====        =====

---------------------------------

(1) Since the Short-Intermediate U.S. Government, California Intermediate Tax-Exempt and Arizona Tax-Exempt Funds had not commenced operations as of the date of this prospectus, "Other Expenses" is based on estimated amounts the Funds expect to pay during the current fiscal year.

(2)      A fee of $15.00 may be applicable for each wire redemption.

(3) During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(4) These expenses include custodian, transfer agency and administration expenses as well as other customary Fund expenses. The administrator is entitled to an administration fee of 0.15%, a portion of which is currently being waived voluntarily.

                                                                           High
                                                                 High     Yield
                                                                 Yield    Fixed   Income  Stock  Growth  Select  Mid Cap  Small Cap
                                                               Municipal  Income  Equity  Index  Equity  Equity  Growth   Index(1)
                                                               ---------  ------  ------  -----  ------  ------  ------   --------
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases.................     None     None    None    None   None    None    None      None
    Deferred Sales Charge (Load).............................     None     None    None    None   None    None    None      None
    Sales Charge (Load) Imposed on Reinvested
        Distributions........................................     None     None    None    None   None    None    None      None
    Redemption Fees(2).......................................     None     None    None    None   None    None    None      None
    Exchange Fees............................................     None     None    None    None   None    None    None      None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................    0.75%     0.75%  1.00%   0.60%  1.00%    1.20%  1.00%     0.65%
    Distribution (12b-1) Fees(3).............................    0.00%     0.00%  0.00%   0.00%  0.00%    0.00%  0.00%     0.00%
    Other Expenses(4)........................................    0.97%     0.45%  0.35%   0.40%  0.30%    0.34%  0.65%     0.36%
                                                                 -----     -----  -----   -----  -----    -----  -----     -----

    Total Annual Fund Operating Expenses*....................    1.72%     1.20%  1.35%   1.00%  1.30%    1.54%  1.65%     1.01%
                                                                 =====     =====  =====   =====  =====    =====  =====     =====

                                                                          International
                                                                            Growth       International
                                                               Small Cap    Equity       Select Equity  Technology
                                                               ---------  -------------  -------------  ----------
SHAREHOLDER FEES (fees paid directly from your investment)
    Sales Charge (Load) Imposed on Purchases.................   None         None           None           None
    Deferred Sales Charge (Load).............................   None         None           None           None
    Sales Charge (Load) Imposed on Reinvested
        Distributions........................................   None         None           None           None
    Redemption Fees(2).......................................   None         None           None           None
    Exchange Fees............................................   None         None           None           None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................   1.20%        1.20%          1.20%         1.20%
    Distribution (12b-1) Fees(3).............................   0.00%        0.00%          0.00%         0.00%
    Other Expenses(4)........................................   0.32%        0.42%          0.46%         0.33%
                                                                -----        -----          -----         -----

    Total Annual Fund Operating Expenses*....................   1.52%        1.62%          1.66%         1.53%
                                                                =====        =====          =====         =====


*As a result of current voluntary fee reductions, waivers and reimbursements, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" which are actually incurred by the Funds are set forth below. The voluntary fee reductions, waivers and reimbursements may be terminated at any time at the option of the Investment Adviser. If this occurs, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" may increase without shareholder approval.

                                                                           High
                                                                 High     Yield
                                                                 Yield    Fixed   Income  Stock  Growth  Select  Mid Cap  Small Cap
                                                               Municipal  Income  Equity  Index  Equity  Equity  Growth   Index(1)
                                                               ---------  ------  ------  -----  ------  ------  ------   --------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................    0.70%     0.75%  0.85%   0.40%   0.85%  0.85%    0.85%    0.50%
    Distribution (12b-1) Fees(3).............................    0.00%     0.00%  0.00%   0.00%   0.00%  0.00%    0.00%    0.00%
    Other Expenses(4)........................................    0.15%     0.15%  0.15%   0.15%   0.15%  0.15%    0.15%    0.15%
                                                                 -----     -----  -----   -----   -----  -----    -----    -----

    Total Annual Fund Operating Expenses.....................    0.85%     0.90%  1.00%   0.55%   1.00%  1.00%    1.00%    0.65%
                                                                 =====     =====  =====   =====   =====  =====    =====    =====

                                                                           International
                                                                             Growth       International
                                                                Small Cap    Equity       Select Equity  Technology
                                                                ---------  -------------  -------------  ----------
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted
     from Fund assets)
    Management Fees..........................................     0.85%       1.00%          1.00%           1.00%
    Distribution (12b-1) Fees(3).............................     0.00%       0.00%          0.00%           0.00%
    Other Expenses(4)........................................     0.15%       0.25%          0.25%           0.23%
                                                                  -----       -----          -----           -----

    Total Annual Fund Operating Expenses.....................     1.00%       1.25%          1.25%           1.23%
                                                                  =====       =====          =====           =====

---------------------------------

(1) Since the Small Cap Index Fund had not commenced operations as of the date of this prospectus, "Other Expenses" is based on estimated amounts the Fund expects to pay during the current fiscal year.

(2)      A fee of $15.00 may be applicable for each wire redemption.

(3) During the last fiscal year the Funds did not pay any 12b-1 fees. The Funds do not expect to pay any 12b-1 fees during the current fiscal year. The maximum distribution fee is 0.25% of each Fund's average net assets under Northern Funds' Distribution and Service Plan.

(4) These expenses include custodian, transfer agency and administration expenses as well as other customary Fund expenses. The administrator is entitled to an administration fee of 0.15%, a portion of which is currently being waived voluntarily. The High Yield Municipal and High Yield Fixed Income Funds commenced operations on December 31, 1998. As a result, "Other Expenses" for those Funds are based on estimates for the current fiscal year.

                                                             RISK/RETURN SUMMARY

EXAMPLE

The following Example is intended to help you compare the cost of investing in a Fund (without fee waivers and expense reimbursements) with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions) and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that a Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       One Year    3 Years     5 Years    10 Years
                                       --------    -------     -------    --------
Money Market                            $  91       $285         $495      $1,100
U.S. Government Money Market               93        291          506       1,123
U.S. Government Select Money Market        93        291          506       1,123
Municipal Money Market                     91        285          495       1,100
California Municipal Money Market          93        291          506       1,123

U.S. Government                           110        342          593       1,311
Short-Intermediate U.S. Government        120        374          N/A         N/A
Intermediate Tax-Exempt                   109        339          587       1,299
California Intermediate Tax-Exempt        115        358          N/A         N/A
Florida Intermediate Tax-Exempt           132        411          712       1,564
Fixed Income                              111        345          598       1,323
Tax-Exempt                                111        345          598       1,323
Arizona Tax-Exempt                        164        509          N/A         N/A
California Tax-Exempt                     120        374          647       1,427
International Fixed Income                201        621        1,066       2,302
High Yield Municipal                      176        546          N/A         N/A
High Yield Fixed Income                   123        383          N/A         N/A

Income Equity                             138        430          744       1,632
Stock Index                               103        320          555       1,229
Growth Equity                             133        415          717       1,575
Select Equity                             158        490          845       1,845
Mid Cap Growth                            169        524          903       1,967
Small Cap Index                           104        323          N/A         N/A
Small Cap                                 156        484          835       1,823
International Growth Equity               166        515          888       1,934
International Select Equity               170        527          909       1,978
Technology                                157        487          840       1,834

@@

INVESTMENT ADVISERS

The Northern Trust Company ("Northern"), an Illinois state-chartered bank and member of the Federal Reserve System, serves as investment adviser for all Funds except the Stock Index, Small Cap Index and Small Cap Funds. Northern Trust Quantitative Advisors, Inc. ("NTQA"), an Illinois state-chartered trust company, serves as investment adviser for the Stock Index, Small Cap Index and Small Cap Funds.

Northern and NTQA are referred to as the "Investment Advisers." The Investment Advisers are located at 50 S. LaSalle Street, Chicago, IL 60675 and are wholly-owned subsidiaries of Northern Trust Corporation, a bank holding company. As of March 31, 1999, Northern Trust Corporation and its subsidiaries had approximately $27.6 billion in assets, $16.6 billion in deposits and employed over 8,150 persons.

Northern and its affiliates administered in various capacities (including as master trustee, investment manager or custodian) approximately $1.3 trillion of assets as of March 31, 1999, including approximately $242.7 billion of assets for which Northern and its affiliates had investment management responsibility.

Under its Advisory Agreement with the Trust, each Investment Adviser, subject to the general supervision of the Trust's Board of Trustees, is responsible for making investment decisions for the Funds for which it serves as adviser and for placing purchase and sale orders for portfolio securities.

ADVISORY FEES

As compensation for its advisory services and its assumption of related expenses, each Investment Adviser is entitled to an advisory fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets). The table also reflects the advisory fees (after voluntary fee waivers) paid by the Funds for the fiscal year ended March 31, 1999.
@@

                                                                ADVISORY FEE PAID
                                                  CONTRACTUAL    FOR FISCAL YEAR
FUND                                                 RATE         ENDED 3/31/99
----                                              -----------   -----------------
Money Market                                         0.60%           0.40%
U.S. Government Money Market                         0.60%           0.40%
U.S. Government Select Money Market                  0.60%           0.40%
Municipal Money Market                               0.60%           0.40%
California Municipal Money Market                    0.60%           0.40%

U.S. Government                                      0.75%           0.75%
Short-Intermediate U.S. Government                   0.75%           0.75%
Intermediate Tax-Exempt                              0.75%           0.70%
California Intermediate Tax-Exempt                   0.75%           0.70%
Florida Intermediate Tax-Exempt                      0.75%           0.70%
Fixed Income                                         0.75%           0.75%
Tax-Exempt                                           0.75%           0.70%
Arizona Tax-Exempt                                   0.75%           0.70%
California Tax-Exempt                                0.75%           0.70%
International Fixed Income                           0.90%           0.90%
High Yield Municipal                                 0.75%           0.70%
High Yield Fixed Income                              0.75%           0.75%

Income Equity                                        1.00%           0.85%
Stock Index                                          0.60%           0.40%
Growth Equity                                        1.00%           0.85%
Select Equity                                        1.20%           0.85%
Mid Cap Growth                                       1.00%           0.85%
Small Cap Index                                      0.65%           0.50%
Small Cap                                            1.20%           0.85%
International Growth Equity                          1.20%           1.00%
International Select Equity                          1.20%           1.00%
Technology                                           1.20%           1.00%

                                                              ABOUT YOUR ACCOUNT


@@
The difference, if any, between the contractual advisory fees and the actual advisory fees paid by the Funds reflects that the Investment Advisers did not charge the full amount of the advisory fees to which they would have been entitled. The Investment Advisers may discontinue or modify their voluntary limitations in the future at their discretion.

FUND MANAGEMENT

The Investment Advisers employ a team approach to the investment management of the Funds, relying upon investment professionals under the leadership of James
M. Snyder, Chief Investment Officer and Executive Vice President of Northern and Chairman and Chief Executive Officer of NTQA. Below is information regarding the management of the Funds other than the Money Market Funds and the Stock Index and Small Cap Index Funds.

FIXED INCOME FUNDS

The management team leaders for the U.S. Government Fund are Mark J. Wirth, Senior Vice President of Northern Trust and Monty M. Memler, Vice President of Northern Trust. Mr. Wirth has had such responsibility for the Fund since July 1998. Mr. Memler has had such responsibility for the Fund since November 1994. Mr. Wirth joined Northern Trust in 1986 and during the past five years has managed various fixed income portfolios. Mr. Memler joined Northern Trust in 1986 and during the past five years has managed various fixed income portfolios.

Mr. Wirth and Steven M. Schafer, Vice President of Northern Trust will be the management team leaders for the Short-Intermediate U.S. Government Fund after it commences operations. Mr. Schafer joined Northern Trust in 1988 and during the past five years has managed various fixed income portfolios and served as credit analyst following both industrial and utility companies.

The management team leaders for the Intermediate Tax-Exempt Fund and Tax-Exempt Fund are Eric M. Bergson, Vice President of Northern Trust, and Timothy T. A. McGregor, Second Vice President of Northern Trust. Mr. Bergson and Mr. McGregor have had such responsibility for the Tax-Exempt Fund since November 1998. Mr. Bergson has had such responsibility for the Intermediate Tax-Exempt Fund since 1994. Mr. McGregor has had such responsibility for the Intermediate Tax-Exempt Fund since 1998. Mr. Bergson joined Northern Trust in 1986 and during the past five years has managed various municipal bond portfolios. Mr. McGregor joined Northern Trust in 1989 and during the past five years has managed various municipal bond portfolios.

Messrs. Bergson and Eric V. Boeckmann, Vice President in the Fixed Income Management Division, will also be the management team leaders for the California Intermediate Tax-Exempt and Arizona Tax-Exempt Funds after they commence operations. Mr. Boeckmann joined Northern Trust in 1985 and during the past five years has managed various municipal bond portfolios, including common trust funds invested in municipal securities.

The management team leaders for the Florida Intermediate Tax-Exempt Fund are Mr. Bergson and Gregory A. Bell, Second Vice President of Northern Trust. Mr. Bergson has had such responsibility for the Florida Intermediate Tax-Exempt Fund since 1996. Mr. Bell has had such responsibility for the Fund since November 1998. Mr. Bell joined Northern Trust in 1984 and during the past five years has managed various municipal bond portfolios.

The management team leaders for the Fixed Income Fund are Messrs. Wirth and Schafer. Mr. Wirth has had such responsibility since July 1998 and Mr. Schafer has had such responsibility since the Fund commenced operations in December 1998.

The management team leaders for the California Tax-Exempt Fund are Messrs. Bergson and Boeckman. Mr. Bergson has had such responsibility since November 1998 and Mr. Boeckmann has had such responsibility since April 1998.

The management team leader for the International Fixed Income Fund is Mr. Schafer. Mr. Schafer has had such responsibility since July 1998.

The management team leader for the High Yield Municipal Fund is M. Jane McCart, Senior Vice President of Northern Trust. Ms. McCart has had such responsibility since the fund commenced operations in December 1998. From 1983 to December 1998, she was with Stein Roe & Farnham Incorporated where she had been the portfolio manager of various municipal bond portfolios.

The management team leaders for the High Yield Fixed Income Fund are Ms. McCart and Eric Misenheimer, Vice President of Northern Trust. Ms. McCart has had such responsibility since the Fund commenced operations in December 1998. Mr. Misenheimer has had such responsibility since July 31, 1999. From ____ to May 1999, Mr. Misenheimer was with Stein Roe & Farnham Incorporated where he had been an associate portfolio manager of various high yield bond portfolios.

EQUITY FUNDS

Theodore T. Southworth, Vice President of Northern Trust, has led the management team for the Income Equity Fund since 1995. He joined Northern Trust in 1984 and during the past five years has managed various equity portfolios.

Jon D. Brorson, Senior Vice President of Northern Trust, and John J. Zielinski, Vice President of Northern Trust, are the management team leaders for the Growth Equity Fund. Mr. Brorson has had such responsibility since July 1998 and Mr. Zielinski has had such responsibility since April 1998. Mr. Brorson has managed equity portfolios with Northern Trust since 1996, and from 1990 to 1996, he was with Hartline Investment Corp., where his primary responsibilities included portfolio management, investment research, sales and trading. Mr. Zielinski joined Northern Trust in 1980 and during the past five years has managed various equity portfolios.

Robert N. Streed, Vice President of Northern Trust, is the management team leader for the Select Equity Fund. Mr. Streed has had such responsibility for the Fund since it commenced operations in April 1994. Mr. Streed joined Northern Trust in 1990 and during the past five years has managed various equity portfolios.

Theodore Breckel, Vice President of Northern Trust, is the management team leader for the Mid Cap Growth Fund. Mr. Breckel has had such responsibility for the Fund since March 1998. Mr. Breckel has been with Northern Trust since 1968. During the past five years he has managed various equity portfolios.

Susan J. French is the management team leader for the Small Cap Fund. Ms. French serves as Vice President of Northern Trust and, since 1998, NTQA. Ms. French has had such responsibility for the Fund since it commenced operations in April 1994. Ms. French joined Northern Trust in 1986 and during the past five years has managed various short-term investment and equity index portfolios.

The management team leader for the International Growth Equity Fund is Robert A. LaFleur, Senior Vice President of Northern Trust. Mr. LaFleur has had such responsibility for the Fund since it commenced operations in April 1994. Mr. LaFleur joined Northern Trust in 1982 and during the past five years has managed various international equity portfolios.

The management team leader for the International Select Equity Fund is Robert
A. LaFleur. Mr. LaFleur has had such responsibility for the Fund since 1994.

The management team leaders for the Technology Fund are John B. Leo and George
J. Gilbert, Vice Presidents of Northern Trust. Mr. Leo has had such responsibility since the Fund commenced operations in April 1996. Mr. Gilbert has had such responsibility since July 1997. Mr. Leo joined Northern in 1984. During the past five years, Mr. Leo has managed various equity and bond portfolios. Mr. Gilbert joined Northern Trust in 1980 and during the past five years has managed a common trust technology fund, analyzed corporations and made recommendations to portfolio managers on whether to buy, sell or hold securities of issuers in a number of different industries.

                                                              ABOUT YOUR ACCOUNT


OTHER FUND MANAGEMENT INFORMATION

Prior to April 1, 1998 Northern Trust served as investment adviser to the Stock Index, Small Cap Index and Small Cap Funds pursuant to advisory agreements substantially identical as those currently in effect for such Funds.

OTHER FUND SERVICES

Northern also serves as transfer agent ("Transfer Agent") and custodian for each Fund. As Transfer Agent, Northern performs various administrative servicing functions, and any shareholder inquiries should be directed to it. The fees that Northern receives for its services in those capacities are described in the Statement of Additional Information. Sunstone Financial Group, Inc. acts as administrator for Northern Funds. Northern Funds Distributors, LLC (an affiliate of Sunstone Financial Group, Inc.) serves as the Funds' distributor. The fee that Sunstone Financial Group, Inc. receives for its administrative services is described on page ___ under "Fund Fees and Expenses." Northern Funds Distributors, LLC does not receive any compensation from the Trust for its distribution services.

It is expected that on or after October 1, 1999, First Data Distributors, Inc. will replace Northern Funds Distributors, LLC as the Funds' distributor. It is also expected that Northern and First Data Investor Services Group, Inc. (an affiliate of First Data Distributors, Inc.) will replace Sunstone Financial Group, Inc. to serve as the Funds' co-administrators on or after such date, at substantially the same cost to the Funds.

PURCHASING AND SELLING SHARES

PURCHASING SHARES

You may purchase shares directly from Northern Funds or, if you maintain certain accounts, through Northern Trust and certain other institutions. If you have any questions or need assistance in opening an investment account or purchasing shares, call 1-800-595-9111.

As of the date of this Prospectus, shares of the Short-Intermediate U.S. Government, California Intermediate Tax-Exempt, Arizona Tax-Exempt, and Small Cap Index Fund are not being offered. These Funds are expected to commence operations during calendar year 1999. Please call 1-800-595-9111 before investing to determine availability.


OPENING AN ACCOUNT

DIRECTLY FROM THE FUNDS. You may open a shareholder account and purchase shares directly from the Funds with a minimum initial investment per Fund of $2,500 ($500 for an IRA; $250 under the Automatic Investment Plan; and $500 for employees of Northern Trust and its affiliates). The minimum subsequent investment is $50 (except for reinvestments of distributions for which there is no minimum). The Funds reserve the right to waive these minimums.

For your convenience, there are a number of ways to invest directly in the
Funds:

     BY MAIL.
          -    Read this prospectus carefully
          -    Complete and sign the Purchase Application
          -    Enclose a check or money order payable to Northern Funds
          - If you are investing on behalf of a corporation or other entity, your Purchase Application must be accompanied by a certified corporate resolution (or other acceptable evidence of authority).

     - Mail your check, corporate resolution (if needed) and completed Purchase Application to:
               Northern Funds
               P.O. Box 75986
               Chicago, Illinois 60690-6319
     -    For overnight delivery use the following address:
               801 South Canal Street
               Chicago, Illinois  60607
               Attn:  Northern Funds
     -    For subsequent investments:
               - Enclose your check with the return remittance portion of the confirmation of your previous investment; or
               - Indicate on your check or a separate piece of paper your name, address and account number

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

BY  WIRE
     -    To open a new account:
          -    Call 1-800-595-9111 for instructions
          -    Complete a Purchase Application and send it to:
               -    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60690-6319
     -    To add to an existing account:
          -    Have your bank wire Federal funds to:

                    The Northern Trust Company
                    Chicago, Illinois
                    ABA Routing No. 0710-00152
                    (Reference 10 Digit Fund Account No.)
                    (Reference Shareholder's Name)


BY DIRECT DEPOSIT

     -    To purchase additional shares:
          - Determine if your employer has direct deposit capabilities through the Automated Clearing House ("ACH")
          -    Have your employer send payments to:
               ABA Routing No. 0710-00152
               (Reference 10 Digit Fund Account No.)
               (Reference Shareholder's Name)
          -    The minimum periodic investment for direct deposit is $50


BY AUTOMATIC INVESTMENT
     -    To open a new account
          - Complete a Purchase Application, including the Automatic Investment section
          -    Send it to:
               -    Northern Funds
                    P.O. Box 75986
                    Chicago, IL  60690-6319
          - The minimum initial investment is $250; $50 for monthly minimum additions
     -    To add to an account:
          -    Call 1-800-595-9111 to obtain an Automatic Investment Plan
               Application
          -    The minimum for automatic investment additions is $50

                                                              ABOUT YOUR ACCOUNT


If you discontinue participation in the plan, the Funds reserve the right to redeem the investor's account involuntarily, upon 30 days written notice, if the account's net asset value is $1,000 or less. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum amount solely because of a decline in the Fund's net asset value.

     BY DIRECTED REINVESTMENT
          You may elect to have your income dividends and capital gains distributions automatically invested in another Northern Fund.
               - Complete the Distribution Options section on the Purchase Application
               - Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement)

     BY EXCHANGE
          You may open a new account or add to an existing account by exchanging shares of one Fund for shares of any other Fund offered by Northern Funds. See "Selling Shares - By Exchange."

THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you have an account with Northern Trust, you may purchase Northern Funds shares through Northern Trust. You may also purchase shares through other institutions (together with Northern Trust, "Service Organizations") that have entered into agreements with Northern Funds. To determine whether you may purchase shares through your institution, contact your institution directly or call 1-800-595-9111. Northern Trust or another Service Organization may impose charges against your account which will reduce the net return on an investment in a Fund. These charges may include asset allocation fees, account maintenance fees, sweep fees, compensating balance requirements or other charges based upon account transactions, assets or income.


SELLING SHARES

REDEEMING AND EXCHANGING DIRECTLY FROM THE FUNDS

If you purchased Northern Funds directly or, if you purchased your shares through an account at Northern Trust or another Service Organization and you appear on Northern Funds records as the registered holder, you may redeem all or part of your shares using one of the methods described below.


     BY MAIL.
          -    Send a written request to:
               Northern Funds
               P.O. Box 75986
               Chicago, Illinois 60690-6319
          -    The redemption request must include:
               -    The number of shares or the dollar amount to be redeemed
               -    The Fund account number
               -    A signature guarantee is also required if:
                    - The proceeds are to be sent elsewhere than the address of record, or
                    -    The redemption amount is greater than $50,000

     BY WIRE.
     If you authorize wire redemptions on your Purchase Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated account.
               - You will be charged $15 for each wire redemption unless the designated account is maintained at Northern Trust or an affiliated bank
               -    Call the Transfer Agent at 1-800-595-9111 for instructions
          -    The minimum amount that may be redeemed by this method is $250

     BY CHECK
     If you authorize the checkwriting privilege on your Purchase Application, you may redeem shares of the Money Market Funds by check in amounts of $250 or more. If your account is already open:
               -    Call 1-800-595-9111 for the appropriate form
               - The application must be signed by each person whose name appears on the account and accompanied by a signature guarantee
          -    Dividends are earned until the check clears the Transfer Agent
          - Checks you write will not be returned to you, although copies are available upon request
          - A fee of $20 will be charged to the account if there are insufficient funds to cover the amount of your redemption by check
          - To place a stop payment request, call 1-800-595-9111. A $20 fee will be charged to the account
          - You may not use checks to close an account or redeem shares purchased within the past fifteen days

     BY SYSTEMATIC WITHDRAWAL
     If you own shares of a Fund with a minimum value of $10,000, you may elect to have a fixed sum redeemed at regular intervals and distributed in cash or reinvested in one or more other Northern Funds.
               - Call 1-800-595-9111 for an application form and additional information
               -    The minimum amount is $250 per withdrawal

     BY EXCHANGE.
     Northern Funds offers you the ability to exchange shares of one Northern Fund for another Fund in the Northern Funds family.
               - When opening an account, complete the Exchange Privilege section of the Purchase Application or, if your account is already opened, send a written request to:
                           Northern Funds
                           P.O. Box 75986
                           Chicago, IL  60690-6319
               - Shares being exchanged must have a value of at least $1,000 ($2,500 if a new account is being established by the exchange)
               -    Call 1-800-595-9111 for more information

     BY TELEPHONE.
     If you authorize the telephone privilege on your Purchase Application, you may redeem Northern Funds shares by phone.
          -    If your account is already opened, send a written request to:
                           Northern Funds
                           P.O. Box 75986
                           Chicago, IL  60690-6319
The request must be signed by each owner of the account and accompanied by signature guarantees
          -    Call the 1-800-595-9111 to use the telephone privilege
          - During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under "Selling Shares -- By Mail"


REDEEMING AND EXCHANGING THROUGH NORTHERN TRUST AND OTHER INSTITUTIONS

If you purchased your Northern Funds shares through an account at Northern Trust or another Service Organization, you may redeem or exchange your shares according to the instructions pertaining to that account.
          - Although Northern Funds imposes no charges when you redeem, when shares are purchased through Northern Trust or another Service Organization, a fee may be charged by those institutions for providing services in connection with your account
          - Contact your account representative at Northern Trust or other Service Organization for more information about redemptions or exchanges

                                                              ABOUT YOUR ACCOUNT


ACCOUNT POLICIES AND OTHER INFORMATION

CALCULATING SHARE PRICE. Northern Funds issues shares and redeems shares at net asset value ("NAV"). The NAV for each Fund is calculated by dividing the value of the Fund's net assets by the number of the Fund's outstanding shares. The NAV is calculated on each Business Day as of 3:00 p.m., Chicago time, for each Non-Money Market Fund and as of 1:00 p.m., Chicago time, for each Money Market Fund. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received and accepted as described below.

The Money Market Funds seek to maintain an NAV of $1.00 per share by valuing the obligations held by the Funds at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate market value.

U.S. and foreign securities held by the Non-Money Market Funds generally are valued at their market prices. Shares of an investment company held by the Non-Money Market Funds are valued at their NAV. Any securities, including restricted securities, for which market prices are not readily available are valued at fair value as determined by the Investment Advisers. Short-term obligations held by a Fund are valued at their amortized cost which, according to the Investment Advisers, approximates market value.

A Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

TIMING OF MONEY MARKET FUND PURCHASE REQUESTS. Requests accepted by the Transfer Agent or other authorized intermediary by 1:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price provided that either:
     - The order is in proper form and payment in immediately available funds has been received by the Transfer Agent;
     - The order is placed by Northern Trust or a Service Organization and payment in Federal or other immediately available funds is to be made by the close of the same Business Day; or
     - The order is accepted by an authorized intermediary and payment in Federal or other immediately available funds is to be made by the close the same Business Day in accordance with procedures acceptable to Northern Funds.

Orders received by the Transfer Agent that are accompanied by payment in any form other than immediately available funds will not be executed until payment is converted to Federal funds, which normally occurs within two Business Days after receipt.

TIMING OF NON-MONEY MARKET FUND PURCHASE REQUESTS. Requests accepted by the Transfer Agent or other authorized intermediary by 3:00 p.m., Chicago time, on any Business Day will be executed the same day, at that day's closing share price provided that either:

     - The order is in proper form and accompanied by payment of the purchase price;
     - The order is placed by Northern Trust or a Service Organization and payment in Federal or other immediately available funds is to be made on the next Business Day; or
     - The order is accepted by an authorized intermediary and payment is to be made on the next Business Day in accordance with procedures acceptable to Northern Funds.

Orders received by the Transfer Agent or other authorized intermediary on a non-Business Day or after 3:00 p.m. on a Business Day will be executed on the next Business Day, at that day's closing share price, provided that payment is made as noted above.

In certain circumstances, Northern Funds may advance the time by which purchase orders must be received. See "Early Closings" on page ____.

SOCIAL SECURITY/TAX IDENTIFICATION NUMBER. Federal regulations require you to provide a Social Security or other certified taxpayer identification number when you open or reopen an account. Purchase Applications without such a number or an indication that a number has been applied for will not be accepted. If you have applied for a number, the number must be provided and certified within 60 days of the date of the Purchase Application.

IN-KIND PURCHASES AND REDEMPTIONS. Northern Funds reserves the right to accept payment for shares in the form of securities that are permissible investments for a Fund. The Trust also reserves the right to pay redemptions by a distribution "in-kind" of securities (instead of cash) from a Fund. See the Statement of Additional Information for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

- You will be responsible for all losses and expenses of a Fund in the event of any failure to make payment according to the procedures outlined in this Prospectus. Northern may redeem shares from any account it maintains to protect the Funds and Northern against loss. In addition, a $20 charge will be imposed if a check does not clear.

- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our web site www.northerntrust.com/privatepassport/ or contact your relationship manager.

- Northern Funds reserves the right to reject any purchase order. The Funds also reserves the right to change or discontinue any of its purchase procedures.

- Northern Funds may reproduce this Prospectus in an electronic format which may be available on the Internet. If you have received this Prospectus in its electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Funds Center at P.O. Box 75986, Chicago, Illinois 60690-6319, calling 1-800-595-9111, or sending an e-mail to: northernfunds@execpc.com.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a Business Day by 3:00 p.m., Chicago time, with respect to the Non-Money Market Funds, or by 1:00 p.m., Chicago time, with respect to the Money Market Funds, will be executed on the same day. The redemption or exchange will be effected at that day's closing share price.

Good order means that the request must include the following information:

          -    The account number and Fund name
          - The amount of the transaction, in dollar amount or number of shares
          - The signature of all account owners exactly as they are registered on the account (except for telephone and wire redemptions)
          -    Required signature guarantees, if applicable
          - Othersupporting legal documents that might be required in the case of estates, corporations, trusts and certain other accounts. Call 1-800-595-9111 for more information about documentation that may be required of these entities

In certain circumstances, Northern Funds may advance the time by which redemption and exchange orders must be received. See "Early Closings" on page
___.

PAYMENT OF MONEY MARKET FUND REDEMPTION PROCEEDS. If a money market redemption request is received by the Transfer Agent in good order by 1:00 p.m., Chicago time, on a Business Day, the proceeds will normally be sent on the next Business Day, unless payment in immediately available funds on the same Business Day is requested. Proceeds for redemption orders received on a non-Business Day will normally be sent on the second Business Day after receipt in good order. However, if any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the check has cleared and collected. This may take up to fifteen days from the purchase date. Northern Funds reserves the right to defer crediting, sending or

                                                              ABOUT YOUR ACCOUNT


wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect a Fund.

PAYMENT OF NON-MONEY MARKET FUND REDEMPTION PROCEEDS. The Non-Money Market Funds will make payment for redeemed shares typically within one or two Business Days, but no later than the seventh day after a redemption request is received in good order by the Transfer Agent or an authorized intermediary (or such longer period permitted by the SEC). However, if any portion of the shares to be redeemed represents an investment made by check, the Funds may delay the payment of the redemption proceeds until the check has cleared and collected. This may take up to fifteen days from the purchase date.


MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds may also be wired. A redemption request may not be processed if a shareholder has failed to submit a completed and properly executed Purchase Application.

- Northern Funds reserves the right, to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Fund and its shareholders.

- Northern Funds may require any information reasonably necessary to ensure that a redemption has been duly authorized.

- Northern Funds reserves the right on 60 days' written notice, to redeem the shares held in any account if at the time of redemption, the net asset value of the remaining shares in the account falls below $1,000. Involuntary redemptions will not be made if the value of shares in an account falls below the minimum solely because of a decline in the Fund's net asset value.

- You may initiate transactions between Northern Trust banking and Northern Funds accounts by using Northern Trust Private Passport. For additional details, please visit our web site at www.northerntrust.com/ privatepassport/ or contact your relationship manager.

- Northern Funds reserves the right to change or discontinue any of its redemption procedures.

EXCHANGE PRIVILEGES. You may exchange shares of one Northern Fund for another only if the registration of both accounts is identical. An exchange is a redemption of shares of one Fund and the purchase of shares of another Fund. It is considered a taxable event and may result in a gain or loss. Northern Funds reserves the right, at any time without prior notice to suspend, limit or terminate the exchange privilege of any shareholder who makes more than eight exchanges of shares in a year and/or two exchanges of shares in a calendar quarter. Northern may also modify or terminate the exchange privilege with respect to any or all shareholders, and may reject any exchange request.

Exchanges are only available in states where an exchange can legally be made. Before making an exchange you should read the prospectus for the shares you are acquiring.

TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, the Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, Northern Funds and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder's address of record.

Northern Funds reserves the right to refuse a telephone redemption.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions, address of record, or other account information only in writing. These instructions must be accompanied by a signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority. Additional requirements may be imposed. In accordance with SEC regulations, the Funds and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder's current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in the Stock Transfer Agency Medallion Program ("STAMP"), or other acceptable evidence of authority must be provided. Additional requirements may be imposed by Northern Funds. In addition to the situations described in this Prospectus, Northern Funds may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A "Business Day" with respect to the Non-Money Market Funds is each Monday through Friday when the New York Stock Exchange (the "Exchange") is open for business. A "Business Day" with respect to the Money Market Funds is each Monday through Friday when Northern or the New York Stock Exchange is open for business. In 1999, a "Business Day" does not include a holiday observed by Northern and the Exchange. In 1999 these holidays are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving, Christmas Day and, for the Non-Money Market Funds, Good Friday.

EARLY CLOSINGS. Northern Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders for same Business Day credit when Northern or the Exchange closes early as a result of unusual weather or other conditions. They also reserve this right when The Bond Market Association recommends that securities markets close or close early.

AUTHORIZED INTERMEDIARIES. Northern Funds may authorize certain financial intermediaries (including banks, trust companies, brokers and investment advisers), which provide recordkeeping, reporting and processing services, to accept purchase, redemption and exchange orders from their customers on behalf of the Funds. They may also designate other intermediaries to accept such orders, if approved by the Funds. Authorized intermediaries are responsible for transmitting orders and delivering funds on a timely basis. A Fund will be deemed to have received an order when the order is accepted by the authorized intermediary on a Business Day, and the order will be priced at the Fund's per share NAV next determined.

SERVICE ORGANIZATIONS. Northern Funds may enter into agreements with Service Organizations such as banks, corporations, broker/dealers and other financial institutions, including Northern Trust, concerning the provision of support and/or distribution services to their customers who own Fund shares. These services may include:

- support services such as assisting investors in processing purchase, exchange and redemption requests;

-    processing dividend and distribution payments from the Funds;

-    providing information to customers showing their positions in the Funds;
     and

- providing subaccounting with respect to Fund shares beneficially owned by customers or the information necessary for subaccounting.

In addition, Service Organizations may provide assistance, such as the forwarding of sales literature and advertising to their customers, in connection with the distribution of Fund shares.

For their services, Service Organizations may receive fees from a Fund at annual rates of up to 0.25% of the average daily net asset value of the shares covered by their agreements. Because these fees are paid out of the Funds' assets on an on-going basis, they will increase the cost of your investment in the Funds. In addition, Northern and NTQA may provide compensation to certain dealers and other financial intermediaries who provide services to their customers who invest in Northern Funds or whose customers purchase significant amounts of a Fund's shares. The amount of such compensation may be made on a one-time and/or periodic basis, and may represent all or a portion

                                                              ABOUT YOUR ACCOUNT


of the annual fees earned by Northern and NTQA as Investment Advisers (after adjustments). This additional compensation will be paid by Northern, NTQA or their affiliates and will not represent an additional expense to Northern Funds or their shareholders.

Service Organizations may also charge their customers fees for providing administrative services in connection with investments in a Fund. Investors should contact their Service Organization with respect to these fees and the particular Service Organization's procedures for purchasing and redeeming shares. It is the responsibility of Service Organizations to transmit purchase and redemption orders and record those orders on a timely basis in accordance with their agreements with their customers.

Conflict-of-interest restrictions may apply to the receipt of compensation paid by Northern Funds in connection with the investment of fiduciary funds in Fund shares. Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel before entering into agreements with Northern Funds.

State securities laws regarding the registration of dealers may differ from Federal law. As a result, Service Organizations investing in the Funds on behalf of their customers may be required to register as dealers.

Agreements that contemplate the provision of distribution services by Service Organizations are governed by a Distribution and Service Plan (the "Plan") that has been adopted by Northern Funds pursuant to Rule 12b-1 under the 1940 Act. Payments to Service Organizations, including Northern Trust, under the Plan are not tied directly to their own out-of-pocket expenses and therefore may be used as they elect (for example, to defray their overhead expenses), and may exceed their direct and indirect costs.

SHAREHOLDER REPORTS. Shareholders of record will be provided each year with a semi-annual report showing portfolio investments and other information as of September 30, and, after the close of the Funds' fiscal year March 31, with an annual report containing audited financial statements. To eliminate unnecessary duplication, only one copy of shareholder reports will be sent to shareholders with the same mailing address. Shareholders who desire a duplicate copy of shareholder reports to be mailed to their residence should call 1-800-595-9111 or send an email to: northernfunds@execpc.com.

DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions of each Fund are automatically reinvested in additional shares of the same Fund without any sales charge or additional purchase price amount.

You may, however, elect to have dividends or capital gain distributions (or both) paid in cash or reinvested in shares of another Northern Fund at their net asset value per share. If you would like to receive dividends or distributions in cash or have them reinvested in another Fund, you must notify the Transfer Agent in writing. This election will become effective for distributions paid two days after its receipt by the Transfer Agent. Dividends and distributions may only be reinvested in a Fund in which you maintain an account.

MONEY MARKET FUNDS. Each Money Market Fund's net investment income is declared as a dividend on each Business Day and paid monthly. Dividends will also be paid promptly upon a total redemption of shares in an account not subject to a standing order for the purchase of additional shares. Net investment income includes interest accrued on the Fund's assets less the Fund's estimated expenses. Net realized short-term capital gains may be distributed from time to time during Northern Funds' fiscal year (but not less frequently than annually). The Money Market Funds do not expect to realize net long-term capital gains. Money market shares begin earning dividends on the day an order is executed if payment in immediately available funds is received by Northern Funds by the time designated under "Purchasing and Selling Shares." Otherwise, shares begin earning dividends on the day after an order is received.

NON-MONEY MARKET FUNDS. The following table summarizes the general distribution policies for each of the Non-Money Market Funds. A Fund with an annual dividend or distribution policy may, in some years, make additional dividends or distributions to the extent necessary for the Fund to avoid incurring unnecessary tax liabilities.

-----------------------------------   -----------------------------   ---------------------
                                            DIVIDENDS, IF ANY         CAPITAL GAINS, IF ANY
                 FUND                       DECLARED AND PAID           DECLARED AND PAID
-----------------------------------   -----------------------------   ---------------------
U.S. Government                       Declared daily, paid monthly*         Annually
Short-Intermediate U.S. Government    Declared daily, paid monthly*         Annually
Intermediate Tax-Exempt               Declared daily, paid monthly*         Annually
California Intermediate  Tax-Exempt   Declared daily, paid monthly*         Annually
Florida Intermediate Tax-Exempt       Declared daily, paid monthly*         Annually
Fixed Income                          Declared daily, paid monthly*         Annually
Tax-Exempt                            Declared daily, paid monthly*         Annually
Arizona Tax-Exempt                    Declared daily, paid monthly*         Annually
California Tax-Exempt                 Declared daily, paid monthly*         Annually
International Fixed Income                      Quarterly                   Annually
High Yield Municipal                             Monthly                    Annually
High Yield Fixed Income                          Monthly                    Annually

Income Equity                                    Monthly                    Annually
Stock Index                                     Quarterly                   Annually
Growth Equity                                   Quarterly                   Annually
Select Equity                                   Annually                    Annually
Mid Cap Growth                                  Quarterly                   Annually
Small Cap Index                                 Annually                    Annually
Small Cap                                       Annually                    Annually
International Growth Equity                     Annually                    Annually
International  Select Equity                    Annually                    Annually
Technology                                      Annually                    Annually

* Shares of these Funds are entitled to the dividends declared by a Fund beginning on the next Business Day after the purchase order is executed.


TAX CONSIDERATIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income, except as discussed below. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In case of any Fund other than a Money Market Fund, you should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

                                                              ABOUT YOUR ACCOUNT


Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include on your return payments of interest or dividends, or (c) have failed to certify to Northern Funds, when required to do so, that you are not subject to backup withholding or are an "exempt recipient," then Northern Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of the dividends and distributions payable to you.

There are certain tax requirements that the Funds must follow in order to avoid Federal taxation. In their efforts to adhere to these requirements, the Funds may have to limit their investment activity in some types of instruments.

The Tax-Exempt and Municipal Funds. The Tax-Exempt Funds and Municipal Funds expect to pay "exempt interest dividends" that are generally exempt from regular Federal income tax. However, a portion of the exempt-interest dividends paid by the Tax-Exempt Funds may be, and a portion of the dividends paid by the Municipal Funds will be, an item of tax preference for purposes of determining Federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

Except as stated below, you may be subject to state and local taxes on Fund distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on certain types of Federal securities or interest on securities issued by the particular state or municipalities within the state.

In addition, the California Funds and the Arizona Tax-Exempt Fund expect to pay dividends that are generally exempt from personal income tax in those respective states. These exemptions will apply, however, only to dividends that are derived from interest paid on California or Arizona municipal instruments, respectively, or on certain Federal obligations. In addition, dividends paid by these Funds will be subject to state franchise and corporate income taxes, if applicable. The Florida Intermediate Tax-Exempt Fund intends, but cannot guarantee, that its shares will qualify for the exemption from the Florida intangibles tax.

In all cases, distributions, if any, derived from net long-term capital gains will generally be taxable to you as long-term capital gains, and any dividends derived from short-term capital gains and taxable interest income will be taxable to you as ordinary income.

If you receive an exempt-interest dividend with respect to any share and the share is held for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of the dividend amount. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Tax-Exempt Funds and Municipal Funds generally will not be deductible for federal income tax purposes.

The International Funds. It is expected that the International Funds will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The International Funds may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Consult Your Tax Professional. Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Funds. More tax information is provided in the Statement of Additional Information. This short summary is not intended as a substitute for careful tax planning.

TAX TABLE

     You may find it particularly useful to compare the tax-free yields of the Tax-Exempt Funds and the Municipal Funds to the equivalent yields from taxable investments. For an investor in a low tax bracket, it may not be helpful to invest in a tax-exempt investment if a higher after-tax yield can be achieved from a taxable instrument.

     The table below illustrates the difference between hypothetical tax-free yields and tax-equivalent yields for different tax brackets. You should be aware, however, that tax brackets can change over time and that your tax adviser should be consulted for specific yield calculations.

                                        FEDERAL
                                        MARGINAL                      TAX-EXEMPT YIELDS
          TAXABLE INCOME                TAX RATE  2.00%     3.00%     4.00%     5.00%     6.00%     7.00%     8.00%
--------------------------------------------------------------------------------------------------------------------
  SINGLE RETURN        JOINT RETURN                                     EQUIVALENT TAXABLE YIELDS
--------------------------------------------------------------------------------------------------------------------
$      0 - $ 25,350 $      0 - $ 42,350  15%      2.35%     3.53%     4.71%     5.88%     7.06%      8.24%     9.41%
$ 25,351 - $ 61,400 $ 42,351 - $102,300  28%      2.78%     4.17%     5.56%     6.94%     8.33%      9.72%    11.11%
$ 61,401 - $128,100 $102,301 - $155,950  31%      2.90%     4.35%     5.80%     7.25%     8.70%     10.14%    11.59%
$128,101 - $278,450 $155,951 - $278,450  36%      3.13%     4.69%     6.25%     7.81%     9.38%     10.94%    12.50%
Over $278,450       Over $278,450       39.6%     3.31%     4.97%     6.62%     8.28%     9.93%     11.59%    13.25%

The tax-exempt yields used here are hypothetical and no assurance can be made that the Funds will attain any particular yield. A Fund's yield fluctuates as market conditions change. The tax brackets and related yield calculations are based on the 1998 Federal marginal tax rates indicated in the table. The table does not reflect the phase out of personal exemptions and itemized deductions which will apply to certain higher income taxpayers. In addition, the brackets do not take into consideration the California or Arizona state personal income tax or the Florida intangibles tax or any other state tax.

YEAR 2000 ISSUES

Like every other business dependent upon computerized information processing, Northern Trust Corporation ("Northern Trust") must deal with "Year 2000" issues.

Many computer systems use two digits rather than four to identify the year. Unless adapted, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. As the Year 2000 approaches, many systems may be unable to accurately process certain date-based information, which could cause a variety of operational problems for businesses. This could have a negative effect on the companies in which the Funds invest, thus hurting the Funds' investment returns.

Northern Trust has implemented steps to prepare its critical computer systems and processes for Year 2000 processing. It has established a dedicated Year 2000 Project Team whose members have significant systems development and maintenance experience. Northern Trust's Year 2000 project includes a comprehensive testing plan of its critical systems. Northern Trust has advised the Trust that it has substantially completed work on its critical systems and that testing with outside parties will be conducted during 1999.

Northern Trust also will have a program to monitor and assess the efforts of other parties, such as other service providers to the Fund. However, it cannot control the success of those other parties' efforts. Contingency plans are being established to provide Northern Trust with alternatives in case these entities experience significant Year 2000 difficulties that impact Northern Trust.

Furthermore, even if the actions taken by Northern Trust are successful, the normal operations of the Funds may, in any event, be disrupted significantly by the failure of communications and public utility companies, governmental entities, financial processors or others to perform their services as a result of Year 2000 problems.

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                                                                      APPENDICES

                                   APPENDIX A

                      ADDITIONAL INFORMATION ON FUND RISKS,
                            SECURITIES AND TECHNIQUES

This Appendix takes a closer look at some of the risks that are presented by the types of securities in which the Funds may invest. It also explores the various investment techniques that the investment management team may, but is not required to, use. The Funds may invest in other securities and are subject to further restrictions and risks which are described in the Statement of Additional Information. You should note that a Fund's investment objective may be changed by Northern Funds' Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in a Fund having an investment objective different from the objective which the shareholder considered appropriate at the time of investment in the Fund.

SPECIAL RISKS AND OTHER CONSIDERATIONS.

DERIVATIVE RISK. The Funds may purchase certain "derivative" instruments. A derivative is a financial instrument whose value is derived from---or based upon---the performance of underlying assets, interest or currency exchange rates, or indices. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts, options, interest rate and currency swaps, equity swaps, structured securities, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments, including leveraged "inverse floaters").

         INVESTMENT STRATEGY. A Fund will invest in derivatives only if the potential risks and rewards are consistent with the Fund's objective, strategies and overall risk profile. The Funds may use derivatives for hedging purposes to offset a potential loss in one position by establishing an interest in an opposite position. Certain Funds may also use derivatives for speculative purposes to invest for potential income or capital gain.

         SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Fund's derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that a Fund will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been recently developed and have not been tested over complete market cycles. For these reasons, a Fund may suffer a loss whether or not the analysis of the investment management team is accurate.

FOREIGN INVESTMENT RISK. Foreign securities include direct investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers. Foreign securities also include indirect investments such as American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

         INVESTMENT STRATEGY. The International Funds intend to invest a substantial portion of their total assets in foreign securities. The Fixed Income, High Yield Fixed Income, Income Equity, Growth Equity, Select Equity, Mid Cap Growth, Small Cap and Technology Funds may invest up to 25% of their total assets in foreign securities. These Funds may also invest in foreign time deposits and other short-term instruments. The Income Equity, Growth Equity, Select Equity, Mid Cap Growth, Small Cap and Technology Funds will not invest more than 25% of their respective assets in ADRs, and will not invest more than 10% of their respective assets in EDRs and GDRs.

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         The Money Market Fund may invest in the U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, foreign commercial banks and foreign branches of U.S. banks. It may also invest in U.S. dollar-denominated commercial paper and other obligations of foreign issuers. Investments by the Money Market Fund in foreign issuer obligations will not exceed 50% of the Fund's total assets.

         The International Growth Equity, International Select Equity and International Fixed Income Funds may invest more than 25% of their total assets in the securities of issuers located in Japan, the United Kingdom, France, Germany or Switzerland because the securities markets in those countries are highly developed, liquid and subject to extensive regulation.

         SPECIAL RISKS. Foreign securities involve special risks and costs. Foreign securities, and in particular foreign debt securities, are sensitive to changes in interest rates. In addition, investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt. The performance of investments in securities denominated in a foreign currency will also depend, in part, on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally results in an increase in value of a foreign currency-denominated security in terms of U.S. dollars. A decline in the value of the foreign currency relative to the U.S. dollar generally results in a decrease in value of a foreign currency-denominated security.

         Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.

         Additional risks are involved when investing in countries with emerging economies or securities markets. These countries are located in the Asia/Pacific region, Eastern Europe, Latin and South America and Africa. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, a Fund may be required to deliver securities receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Funds.

         While the Funds' investments may, if permitted, be denominated in foreign currencies, the portfolio securities and other assets held by the Funds are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The Funds' respective net currency positions may expose them to risks independent of their securities positions.

         The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro;


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                                                                      APPENDICES


          the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by the Funds.

INVESTMENT GRADE CREDIT RISK. A security is considered investment grade if, at the time of purchase, it is rated:

          BBB or higher by Standard and Poor's Ratings Services ("S&P"); Baa or higher by Moody's Investors Service, Inc. ("Moody's"); BBB or higher by Duff & Phelps Credit Rating Co. ("Duff"); or BBB or higher by Fitch IBCA Inc. ("Fitch").

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

          INVESTMENT STRATEGY. Except as stated in the next section, fixed income and convertible securities purchased by the Funds will generally be rated investment grade. The Funds may also invest in unrated securities if the Investment Adviser believes they are comparable in quality.

          SPECIAL RISKS. Although securities rated BBB by S&P, Duff or Fitch, or Baa by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the security.

MATURITY RISK. Each Fixed Income Fund will normally maintain the dollar-weighted average maturity of its Fund within a specified range. However, the maturities of certain instruments, such as variable and floating rate instruments, are subject to estimation. In addition, in calculating average weighted maturities, the maturity of mortgage and other asset-backed securities will be based on estimates of average life. As a result, the Funds cannot guarantee that these estimates will, in fact, be accurate or that their average maturities will remain within their specified limits.

NON-INVESTMENT GRADE CREDIT RISK. Non-investment grade fixed income and convertible securities are generally rated BB or below by S&P, Duff or Fitch, or Ba by Moody's.

         INVESTMENT STRATEGY. The High Yield Municipal Fund and the High Yield Fixed Income Fund may invest without limitation in non-investment grade securities, convertible securities. The other Fixed Income Funds (with the exception of the U.S. Government Fund and the Short-Intermediate U.S. Government Fund) and the Equity Funds (with the exception of the Stock Index Fund and Small Cap Index Fund ) may invest up to 15% (35% in the case of the Income Equity Fund) of total assets in non-investment grade securities, including convertible securities, when the investment management team determines that such securities are desirable in light of the Funds' investment objectives and portfolio mix. Such securities may be purchased as long as they are rated B or higher at the time of purchase by at least one major rating agency (or, if unrated, they are of comparable quality as determined by Northern Trust).

         SPECIAL RISKS. Non-investment grade securities (sometimes referred to as "junk bonds") are considered predominantly speculative by traditional investment standards. The market value of these low-rated securities tends to be more sensitive to individual corporate developments and changes in interest rates and economic conditions than higher-rated securities. In addition, they generally present a higher degree of credit risk. Issuers of low-rated securities are often highly leveraged, so their ability to repay their debt during an economic downturn or periods of rising interest rates may be impaired. The risk of loss due to default by these issuers is also greater because low-rated securities generally are unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A Fund may also incur additional expenses in seeking recovery on defaulted securities.

          The secondary market for lower quality securities is concentrated in relatively few market markers and is dominated by institutional investors. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for these securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.

          Investments in lower quality securities, whether rated or unrated, will be more dependent on Northern Trust's credit analysis than would be the case with investments in higher quality securities.

PORTFOLIO TURNOVER RISK. The investment management team will not consider the Fund turnover rate a limiting factor in making investment decisions for a Fund. A high portfolio turnover rate (100% or more) involves correspondingly greater expenses which must be borne by a Fund and its shareholders. It may also result in higher short-term capital gains that are taxable to shareholders. See "Financial Highlights" for the Funds' historical portfolio turnover rates. Northern Funds expects that the annual turnover rate of each of the Short-Intermediate U.S. Government Fund, the California Intermediate Tax-Exempt Fund, the Arizona Tax-Exempt Fund, the California Tax-Exempt Fund and the Small Cap Index Fund will generally not exceed 100%; and the annual portfolio turnover rate of the High Yield Municipal Fund and the High Yield Fixed Income Fund will generally not exceed 300%.

TEMPORARY INVESTMENT RISK. Short-term obligations refer to U.S. government securities, high-quality money market instruments (including commercial paper and obligations of foreign and domestic banks such as certificates of deposit, bank and deposit notes, bankers' acceptances and fixed time deposits) and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund.

          INVESTMENT STRATEGY. Each Non-Money Market Fund may invest all or any portion of its assets in short-term obligations pending investment, to meet anticipated redemption requests or as a temporary defensive measure in response to adverse market or economic conditions (except for the Stock Index and Small Cap Index Funds which generally will not invest in these securities as part of a temporary defensive strategy to protect against potential stock market declines).

          SPECIAL RISKS. A Non-Money Market Fund may not achieve its investment objective when its assets are invested in short-term obligations.

TRACKING RISK. The Stock Index and Small Cap Index Funds (the "Index Funds") seek to track the performance of their respective benchmarks indices.

          INVESTMENT STRATEGY. Under normal market conditions, the Investment Adviser expects the quarterly performance of the Index Funds to be within a .95 correlation with their respective benchmarks, before expenses.

          SPECIAL RISKS. The Index Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. These may prevent a Fund from achieving its investment objective.

SPECIAL RISKS AND CONSIDERATIONS APPLICABLE TO THE CALIFORNIA FUNDS, FLORIDA INTERMEDIATE TAX-EXEMPT FUND AND THE ARIZONA TAX-EXEMPT FUND. The investments of the California Funds in California municipal instruments,

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                                                                      APPENDICES


the Florida Intermediate Tax-Exempt Fund in Florida municipal instruments and the Arizona Tax-Exempt Fund in Arizona municipal instruments raise additional considerations. Payment of the interest on and the principal of these instruments is dependent upon the continuing ability of issuers in these states to meet their obligations.

          INVESTMENT STRATEGY. Under normal market conditions, at least 65% of the value of the California Funds total assets will be invested in California municipal instruments, at least 65% of the value of the Florida Intermediate Tax-Exempt Fund's total assets will be invested in Florida municipal instruments; and at least 65% of the value of the Arizona Tax-Exempt Fund's total assets will be invested in Arizona municipal instruments. Consequently, these Funds are more susceptible to factors adversely affecting issuers of California, Florida and Arizona municipal instruments, and may be riskier than comparable funds that do not emphasize these issuers to this degree.

          SPECIAL RISKS. The California Funds' investments will be affected by political and economic developments within the State of California (the "State"), and by the financial condition of the State, its public authorities and political subdivisions. After suffering a severe recession in the early 1990's which caused the State to experience financial difficulties, California's economy entered a sustained recovery since late 1993 and the State's budget has been returned to a positive balance. California's long-term credit rating has been raised after being reduced during the recession. To respond to its own revenue shortfalls during the recession, the State reduced assistance to its public authorities and political subdivisions. Cutbacks in state aid could further adversely affect the financial condition of cities, counties and education districts which are subject to their own fiscal constraints. California voters in the past have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California municipal instruments. Also, the ultimate fiscal effect of federally-mandated reform of welfare programs on the State and its local governments is still to be resolved. These factors, among others (including the outcome of related pending litigation), could reduce the credit standing of certain issuers of California municipal instruments.

          Similarly, if Florida or Arizona or any of their respective political subdivisions should suffer serious financial difficulties to the extent their ability to pay their obligations might be jeopardized, the ability of such entities to market their securities, and the value of the Florida Intermediate Tax-Exempt Fund or the Arizona Tax-Exempt Fund, could be adversely affected.

          In addition to the risk of nonpayment of California, Florida or Arizona municipal instruments, if these obligations decline in quality and are downgraded by the Nationally Recognized Statistical Rating Organizations, they may become ineligible for purchase by the Funds. Since there are large numbers of buyers of these instruments, the supply of California, Florida or Arizona municipal instruments that are eligible for purchase by the Funds could become inadequate at certain times.

          A more detailed description of special factors affecting investments in California, Florida and Arizona municipal instruments is provided in the Statement of Additional Information.

SPECIAL RISKS AND CONSIDERATIONS APPLICABLE TO THE TECHNOLOGY FUND. The Technology Fund's concentration in technology securities presents special risk considerations.

          INVESTMENT STRATEGY: The Technology Fund invests principally in companies that develop, produce or distribute products and services related to advances in technology.

          SPECIAL RISKS. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Competitive pressures in the technology industry may affect negatively the financial condition of technology companies, and the Fund's concentration in technology securities may subject it to more volatile price movements than a more diversified securities portfolio. In certain instances, technology securities may experience dramatic price movements caused by investors' excessive optimism or pessimism with little or no basis in fundamental economic conditions. As a result of these and other reasons, investments in the technology industry can experience sudden and rapid appreciation and depreciation. You should, therefore, expect that the net asset value of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

          In addition, the Fund's investments may be concentrated in companies that develop or sell computers, software and peripheral products, which present the following additional risks. These companies are often dependent on the existence and health of other products or industries and face highly competitive pressures, product licensing, trademark and patent uncertainties and rapid technological changes which may have a significant effect of their financial condition. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth.

A more detailed description of special factors affecting investments in California, Florida and Arizona municipal instruments is provided in the Statement of Additional Information.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES.

ASSET-BACKED SECURITIES. Asset-backed securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. They represent interests in pools of mortgages or other cash-flow producing assets such as automobile loans, credit card receivables and other financial assets. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgages or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

          INVESTMENT STRATEGY. The U.S. Government Money Market Fund, the U.S. Government Fund and the Short-Intermediate U.S. Government Fund may purchase securities that are secured or backed by mortgages and that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The other Funds may purchase these and other types of asset-backed securities. The Funds will invest in asset-backed securities rated investment grade (rated BBB or better by S&P, Duff or Fitch, or Baa or better by Moody's) at the time of purchase. They may also invest in unrated mortgage-backed securities which the Investment Adviser believes are of comparable quality. These rating and comparable quality limitations do not apply to the High Yield Municipal and High Yield Fixed Income Funds.

          SPECIAL RISKS. In addition to credit and market risk, asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise, the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and Federal consumer credit laws. Automobile receivables are subject to the risk that the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing the receivables.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase them at a mutually agreed upon date and price (including interest).

          INVESTMENT STRATEGY. Each Fund may borrow in amounts not exceeding one-third of its total assets (including the amount borrowed). These transactions may be entered into as a temporary measure for emergency purposes or to meet redemption requests. The Funds (other than the Municipal Money Market, U.S. Government Select Money Market, California Municipal Money Market, Income Equity, Growth

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                                                                      APPENDICES

          Equity, Select Equity, and Small Cap Funds) may utilize reverse repurchase agreements when the investment management team expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense. A Fund's reverse repurchase agreements, together with any other borrowings, will not exceed, in the aggregate, 33 1/3% of the value of its total assets. In addition, whenever borrowings exceed 5% of the Fund's total assets, the Fund will not make any investments.

          SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Funds decline in value while these transactions are outstanding, the net asset value of the Funds' outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by a Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by a Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

CONVERTIBLE SECURITIES. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. They offer the Funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

          INVESTMENT STRATEGY. The Equity Funds (other than the Stock Index and Small Cap Index Funds), the Fixed Income Fund, High Yield Fixed Income Fund and the International Fixed Income Fund may each acquire convertible securities. These securities are subject to the same rating requirements as fixed income securities held by a Fund.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES. Custodial receipts are participations in trusts that hold U.S. Treasury securities and are sold under names such as TIGRs and CATS. Like other stripped obligations, they entitle the holder to future interest or principal payments on the U.S. Treasury securities.

          INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives, the Funds, other than the U.S. Government Select Money Market Fund, may invest a portion of their total assets in custodial receipts. Investments by the U.S. Government Money Market Fund, U.S. Government Fund and Short-Intermediate U.S. Government Fund in custodial receipts will not exceed 35% of the value of such Funds' total assets.

          SPECIAL RISKS. Like other stripped obligations, custodial receipts may be subject to greater price volatility than ordinary debt obligations because of the way in which their principal and interest are returned to investors.

EQUITY SWAPS. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return.

          INVESTMENT STRATEGY. The Equity Funds may invest in equity swaps. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps may also be used for other purposes, such as hedging or seeking to increase total return.

          SPECIAL RISKS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the investment management team does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

EXCHANGE RATE-RELATED SECURITIES. Exchange rate-related securities represent certain foreign debt obligations whose principal values are linked to a foreign currency but which are repaid in U.S. dollars.

          INVESTMENT STRATEGY. The Fixed Income, International Fixed Income, High Yield Fixed Income and Income Equity Funds may invest in exchange rate-related securities.

          SPECIAL RISKS. The principal payable on an exchange rate-related security is subject to currency risk. In addition, the potential illiquidity and high volatility of the foreign exchange market may make exchange rate-related securities difficult to sell prior to maturity at an appropriate price.

FORWARD CURRENCY EXCHANGE CONTRACTS. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

          INVESTMENT STRATEGY. The Equity Funds (other than the Stock Index and Small Cap Index Funds), the International Funds, the Fixed Income Fund and the High Yield Fixed Income Fund may enter into forward currency exchange contracts for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. The International Funds and the High Yield Fixed Income Fund may also enter into these contracts for speculative purposes (i.e., to increase total return) or for cross-hedging purposes. Foreign currency exchange contracts will be used at the discretion of the investment management team, and no Fund is required to hedge its foreign currency positions.

          SPECIAL RISKS. Forward foreign currency contracts are privately negotiated transactions, and can have substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of a Fund's foreign holdings increases because of currency fluctuations. When used for speculative purposes, forward currency exchange contracts may result in additional losses that would not otherwise be incurred.

FUTURES CONTRACTS AND RELATED OPTIONS. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. For example, a futures contract may obligate a Fund, at maturity, to take or make delivery of certain domestic or foreign securities, the cash value of a securities index or a stated quantity of a foreign currency. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, each Fund (other than the Money Market Funds) may invest in futures contracts and options on futures contacts on domestic or foreign exchanges or boards of trade. They may be used for hedging purposes, to increase total return or to maintain liquidity to meet potential shareholder redemptions, invest cash balances or dividends or minimize trading costs.

          The value of a Fund's futures contacts may equal up to 100% of its total assets. However, a Fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of its total assets.

          SPECIAL RISKS. Futures contracts and options present the following risks: imperfect correlation between the change in market value of a Fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which are potentially unlimited; and the possible inability of the investment management team to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Foreign exchanges or boards of trade generally do not offer the same protections as U.S. exchanges.

ILLIQUID OR RESTRICTED SECURITIES. Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable amount master demand notes that cannot be called within seven days, certain insurance funding agreements (see below), certain unlisted over-the-counter options and

                                                                      APPENDICES


other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

         INVESTMENT STRATEGY. Each Fund may invest up to 15% (10% in the cash of the Money Market Funds) of its net assets in securities that are illiquid. If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to
         Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). These securities will not be considered illiquid so long as the Investment Advisers determine, under guidelines approved by the Trust's Board of Trustees, that an adequate trading market exists.

         SPECIAL RISKS. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is an agreement that requires a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then credits interest to the Fund for a set time period.

         INVESTMENT STRATEGY. The Money Market Fund and Fixed Income Fund may invest in IFAs issued by insurance companies that meet quality and credit standards established by the Investment Advisers. The High Yield Fixed Income Fund may invest in IFAs without regard to a minimum rating criteria.

         SPECIAL RISKS. IFAs are not insured by a government agency--they are backed only by the insurance company that issues them. As a result, they are subject to default risk. In addition, an active secondary market in IFAs does not currently exist. This means that it may be difficult to sell an IFA at an appropriate price.

INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. Interest rate and currency swaps are contracts that obligate a Fund and another party to exchange their rights to pay or receive interest or specified amounts of currency, respectively. Interest rate floors entitle the purchasers to receive interest payments if a specified index falls below a predetermined interest rate. Interest rate caps entitle the purchasers to receive interest payments if a specified index exceeds a predetermined interest rate.

         INVESTMENT STRATEGY. The Fixed Income Funds and the Income Equity Fund may enter into interest rate swaps and the U.S. Government, Short-Intermediate U.S. Government, Fixed Income, International Fixed Income, High Yield Municipal and High Yield Fixed Income Funds may purchase interest rate floors or caps to protect against interest rate fluctuations and fluctuations in the floating rate market. The International Funds and the High Yield Fixed Income Fund may also enter into currency swaps to protect again currency fluctuations.

         SPECIAL RISKS. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the amount of interest payments that the Fund is entitled to receive. In contrast, currency swaps usually involve the delivery of the entire principal value of one currency in exchange for the other currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party will default on its delivery obligations. Like other derivative securities, swaps, floors and caps can be highly volatile. As a result, they may not always be successful hedges and they could lower a Fund's total return.

INVESTMENT COMPANIES. To the extent consistent with their respective investment objectives and policies, the Funds may invest in securities issued by other investment companies, including money market funds, index funds, "country funds" (i.e., funds that invest primarily in issuers located in a specific foreign country or region), S&P's Depository Receipts ("SPDRs") and similar securities of other issuers.

         INVESTMENT STRATEGY. Investments by a Fund in other investment companies will be subject to the limitations of the 1940 Act.

         SPECIAL RISKS. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by the Fund.

LOAN PARTICIPATIONS. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary.

         INVESTMENT STRATEGY. The High Yield Fixed Income Fund may invest in loan participations in the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in a seller's share of the loan.

         SPECIAL RISKS. Like other debt obligations, loan participations may be subject to credit risk if the borrower defaults on making interest payments and repaying the principal. In the case where the Fund purchases a loan assignment or participation from another lender, the Fund is also subject to delays, expenses and risks greater than would have been involved if the Fund had purchased a direct obligation of the borrower.

MUNICIPAL AND RELATED INSTRUMENTS. Municipal instruments include debt obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities.

Municipal instruments include both "general" and "revenue" bonds and may be issued to obtain funds for various public purposes. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities. In some cases, revenue bonds are also payable from the proceeds of a special excise or other specific revenue source such as lease payments from the user of a facility being financed.

Municipal instruments also include "moral obligation" bonds, which are supported by a moral commitment but not a legal obligation of a state or municipality, as well as custodial receipts and certificates of participation that represent interests in municipal instruments held by a trustee.

The Tax-Exempt Funds and the High Yield Municipal Fund may also hold tax-exempt derivative instruments that have interest rates that reset inversely to changing short-term rates and/or have imbedded interest rate floors and caps that require the issuer to pay an adjusted interest rate if market rates fall below or rise above a specified rate. These derivative instruments represent beneficial interests in municipal instruments that are marked by investment banking firms under various names such as FLOATs(SM), RITEs(SM), SAVRs(SM) and RIBs(SM). Because these instruments represent relatively recent innovations in the municipal bond markets, and the trading market for these instruments is less developed than the markets for traditional types of municipal instruments, it is uncertain how these instruments will perform under different economic and interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of municipal instruments and may present greater potential for capital gain or loss. On the other hand, the imbedded option features of other derivative instruments could limit the amount of appreciation a Fund can realize on its investment, could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these derivative instruments than for other types of instruments. In some cases it may be difficult to determine the fair value of a derivative instrument because of a lack of reliable objective information and an established secondary market for some instruments may not exist. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt derivative instrument is tax-exempt and, accordingly, purchases of such instruments are based on the opinion of counsel to the sponsors of the instruments.

                                                                      APPENDICES


Each Tax-Exempt Fund and Municipal Fund may acquire "stand-by commitments" relating to the municipal instruments it holds. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified municipal instruments at a specified price. A stand-by commitment may increase the cost, and thereby reduce the yield, of the municipal instruments to which the commitment relates. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights for trading purposes.

         INVESTMENT STRATEGY. In connection with its investments in municipal instruments, the Tax-Exempt Funds and Municipal Funds may invest more than 25% of their total assets in (a) municipal instruments the interest upon which is paid solely from revenues of similar projects, and (b) industrial development obligations. However, the Tax-Exempt Funds and Municipal Funds do not intend to invest more than 25% of the value of their total assets in industrial development bonds or similar obligations where the non-governmental entities supplying the revenues to be paid are in the same industry.

         The Florida Intermediate Tax-Exempt Fund expects to invest principally in Florida Municipal Instruments, the California Funds expect to invest principally in California Municipal Instruments and the Arizona Tax-Exempt Fund expects to invest principally in Arizona Municipal Instruments. The other Tax-Exempt Funds and Municipal Funds may also invest from time to time more than 25% of the value of their total assets in municipal instruments whose issuers are in the same state.

         Funds in addition to the Tax-Exempt Funds and Municipal Funds may invest from time to time in municipal instruments or other securities issued by state and local governmental bodies. Generally, this will occur when the yield of municipal instruments, on a pre-tax basis, is comparable to that of other permitted short-term taxable investments. Dividends paid by the Funds other than the Tax-Exempt Funds and Municipal Funds on such investments will be taxable to shareholders.

         SPECIAL RISKS. Municipal instruments purchased by the Tax-Exempt Funds and Municipal Funds may be backed by letters of credit or other forms of credit enhancement issued by foreign (as well as domestic) banks and other financial institutions. If the credit quality of these banks and financial institutions declines, a Fund could suffer a loss to the extent that the Fund is relying upon this credit support. Risks relating to foreign banks and financial institutions are described on page ___ under "Foreign Investment Risk."

         In addition, when a substantial portion of a Fund's assets is invested in instruments which are used to finance facilities involving a particular industry, whose issuers are in the same state or which are otherwise related, there is a possibility that an economic, business or political development affecting one instrument would likewise affect the related instrument.

OPTIONS. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

         INVESTMENT STRATEGY. To the extent consistent with its investment objective, each Fund (other than the Money Market Funds) may write
         (sell) covered call options, buy put options, buy call options and write secured put options for hedging (or, with respect to the International Funds, cross-hedging) purposes or to earn additional income. Options may relate to particular securities, foreign or domestic securities indices, financial instruments, foreign currencies or (in the case of the International Fixed Income Fund and High Yield Fixed Income Fund) the yield differential between two securities. A Fund will not purchase put and call options in an amount that exceeds 5% of its net assets at the time of purchase. The total value of a Fund's assets subject to options written by the Fund will not be greater than 25% of its net assets at the time the option is written. A Fund may "cover" a call option by owning the security underlying the option or through other means. Put options written by a Fund are "secured" if the Fund maintains liquid assets in a segregated account in an amount at least equal to the exercise price of the option up until the expiration date.

         SPECIAL RISKS. Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary Fund securities transactions. The value of options can be highly volatile, and their use can result in loss if the investment management team is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the investment management team to predict future price fluctuations and the degree of correlation between the options and securities markets.

          Each Fund will invest and trade in unlisted over-the-counter options only with firms deemed creditworthy by the Investment Advisers. However, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members which fail to perform them in connection with the purchase or sale of options.

REAL ESTATE INVESTMENT TRUSTS (REITS). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans.

          INVESTMENT STRATEGY. The High Yield Fixed Income, Income Equity, Small Cap Index and Small Cap Funds may invest in REITs.

          SPECIAL RISKS. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of a REIT's manager. REITs are also subject to risks generally associated with investments in real estate. A Fund will indirectly bear its proportionate share of any expenses, including management fees, paid by a REIT in which it invests.

REPURCHASE AGREEMENTS. Repurchase agreements involve the purchase of securities by a Fund subject to the seller's agreement to repurchase them at a mutually agreed upon date and price.

          INVESTMENT STRATEGY. Each Fund may enter into repurchase agreements with financial institutions such as banks and broker-dealers that are deemed to be creditworthy by the Investment Advisers. Although the securities subject to a repurchase agreement may have maturities exceeding one year, settlement of the agreement will never occur more than one year after a Fund acquires the securities.

          SPECIAL RISKS. In the event of a default, a Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral are less than the repurchase price and the Fund's costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy, a Fund could suffer additional losses if a court determines that the Fund's interest in the collateral is not enforceable.

SECURITIES LENDING. In order to generate additional income, the Funds may lend securities on a short-term basis to banks, brokers-dealers, or other qualified institutions. In exchange, the Funds will receive collateral equal to at least 100% of the value of the securities loaned.

          INVESTMENT STRATEGY. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

          SPECIAL RISKS. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

STRIPPED OBLIGATIONS. These securities are issued by the U.S. government (or agency or instrumentality), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include stripped mortgage-backed securities, which are derivative multi-class mortgage securities.

          INVESTMENT STRATEGY. To the extent consistent with their respective investment objectives, the Funds may purchase stripped securities.

                                                                      APPENDICES


          SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in prepayments could severely depress the price of certain stripped securities and adversely affect a Fund's total returns.

STRUCTURED SECURITIES. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference.

          INVESTMENT STRATEGY. Each Fund may invest in structured securities to the extent consistent with its investment objective.

          SPECIAL RISKS. The terms of some structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, a Fund could suffer a total loss of its investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rates or the value of the security at maturity may be a multiple of changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of securities. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities due to their derivative nature.

UNITED STATES GOVERNMENT OBLIGATIONS. These include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. These also include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities are deemed to include (a) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or an agency or instrumentality thereof, and (b) participations in loans made to foreign governments or their agencies that are so guaranteed.

          INVESTMENT STRATEGY. To the extent consistent with its investment objective, each Fund may invest in a variety of U.S. Treasury obligations and also may invest in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities.

          SPECIAL RISKS. Not all U.S. government obligations carry the same guarantees. Some, such as those of the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations. Still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if it is not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

VARIABLE AND FLOATING RATE INSTRUMENTS. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes, long-term variable and floating rate bonds (sometimes referred to as "Put Bonds") where the Fund obtains at the time of purchase the right to put the bond back to the issuer or a third party at par at a specified date and (other than the Money Market Funds) leveraged inverse floating rate instruments ("inverse floaters"). An inverse floater is leveraged to the extent that its interest rate varies by an amount that exceeds the amount of the variation in the index rate of interest.

          INVESTMENT STRATEGY. Each Fund may invest in rated and unrated variable and floating rate instruments to the extent consistent with its investment objective. Unrated instruments may be purchased by a Fund if they are determined by the Investment Advisers to be of comparable quality to rated instruments eligible for purchase by the Fund.

          SPECIAL RISKS. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. The market values of inverse floaters are subject to greater volatility than other variable and floating rate instruments due to their higher degree of leverage. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights. As a result, the Funds could suffer a loss with respect to these instruments.

WARRANTS. A warrant represents the right to purchase a security at a predetermined price for a specified period of time.

          INVESTMENT STRATEGY. Each Equity Fund (other than the Stock Index and Small Cap Index Funds) and the High Yield Fixed Income Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights. A Fund may also purchase bonds that are issued in tandem with warrants.

          SPECIAL RISKS. Warrants are derivative instruments that present risks similar to options.


WHEN-ISSUED SECURITIES, DELAYED DELIVERY TRANSACTIONS AND FORWARD COMMITMENTS. A purchase of "when-issued" securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period.

          INVESTMENT STRATEGY. Each Fund may purchase or sell securities on a when-issued, delayed-delivery or forward commitment basis. Although the Funds would generally purchase securities in these transactions with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the investment management team deems it appropriate to do so.

          SPECIAL RISKS. Purchasing securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the securities may decrease by the time they are actually issued or delivered. Conversely, selling securities in these transactions involves the risk that the value of the securities may increase by the time they are actually issued or delivered. These transactions also involve the risk that the seller may fail to deliver the security or cash on the settlement date.

ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity. Interest payments on pay-in-kind securities are payable by the delivery of additional securities. The amount of the discount rate varies depending on factors such as the time remaining until maturity, prevailing interest rates, a security's liquidity and the issuer's credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments.

          INVESTMENT STRATEGY. Each Fund may invest in zero coupon, pay-in-kind and capital appreciation bonds to the extent consistent with its investment objective.

          SPECIAL RISKS. The market prices of zero coupon, pay-in-kind and capital appreciation bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund's investments in zero coupon, pay-in-kind and capital appreciation bonds may require the Fund to sell some of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

DISCLAIMERS

The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or

                                                                      APPENDICES


implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P 500(R) Index or any data included therein.


The Small Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell, nor does Russell guarantee the accuracy and/or completeness of the Russell 2000 Index or any data included therein. Russell makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the Russell 2000 Index or any data included therein. Russell makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the Russell 2000 Index or any data included therein.


Northern Trust is sometimes referred to as "The Northern Trust Bank" in advertisements and other sales literature.

                                   APPENDIX B

The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report is included in the Funds' annual report along with the Funds' financial statements. The annual report is available upon request and without charge.

FINANCIAL HIGHLIGHTS
MONEY MARKET FUNDS

                                                                                                                 U.S. GOVERNMENT
                                                         MONEY MARKET                                              MONEY MARKET
                                                            FUND                                                       FUND
                                 ------------------------------------------------------------  ---------------------------------
                                   YEAR        YEAR         YEAR         YEAR        YEAR       YEAR       YEAR        YEAR
                                   ENDED       ENDED        ENDED        ENDED       ENDED      ENDED      ENDED       ENDED
                                 MARCH 31,    MARCH 31,    MARCH 31,   MARCH 31,    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                   1999        1998          1997        1996        1995(1)     1999       1998       1997
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income .................         0.05         0.05         0.05         0.05       0.04       0.05       0.05       0.05
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................        (0.05)       (0.05)       (0.05)       (0.05)     (0.04)     (0.05)     (0.05)     (0.05)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............   $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3) .............         5.04%        5.31%        5.05%        5.57%      4.55%      4.94%      5.22%      4.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............   $4,886,098   $3,296,030   $1,607,187   $1,061,813   $894,279   $469,866   $417,042   $314,259
Ratio to average net assets
of:(4)
Expenses, net of
   waivers and
   reimbursements ...........         0.55%        0.55%        0.55%        0.49%      0.45%      0.55%      0.55%      0.55%
Expenses, before
   waivers and
   reimbursements ...........         0.89%        0.90%        0.90%        0.91%      0.96%      0.91%      0.93%      0.96%
Net investment income,
   net of waivers and
   reimbursements ...........         4.91%        5.19%        4.94%        5.42%      4.94%      4.82%      5.10%      4.82%
Net investment income,
   before waivers and
   reimbursements ...........         4.57%        4.84%        4.59%        5.00%      4.43%      4.46%      4.72%      4.41%
--------------------------------------------------------------------------------------------------------------------------------

                                   U.S. GOVERNMENT                      U.S. GOVERNMENT
                                     MONEY MARKET                     SELECT MONEY MARKET
                                         FUND                                FUND
                                --------------------  -----------------------------------------------------
                                 YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                 ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                                MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                 1996       1995(1)     1999      1998       1997       1996       1995(2)
-----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $  1.00   $  1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income .................       0.05       0.04       0.05       0.05       0.05      0.05      0.02
---------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................      (0.05)     (0.04)     (0.05)     (0.05)     (0.05)    (0.05)    (0.02)
---------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $  1.00   $  1.00
---------------------------------------------------------------------------------------------------------

TOTAL RETURN(3) .............       5.46%      4.47%      4.87%      5.24%      5.07%     5.55%     1.75%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............   $207,105   $227,543   $416,527   $306,425   $168,128   $85,400   $82,162
Ratio to average net assets
of:(4)
Expenses, net of
   waivers and
   reimbursements ...........       0.49%      0.45%      0.55%      0.46%      0.40%     0.33%     0.30%
Expenses, before
   waivers and
   reimbursements ...........       0.94%      1.01%      0.91%      0.93%      0.97%     1.00%     1.32%
Net investment income,
   net of waivers and
   reimbursements ...........       5.33%      4.93%      4.73%      5.13%      4.95%     5.43%     5.84%
Net investment income,
   before waivers and
   reimbursements ...........       4.88%      4.37%      4.37%      4.66%      4.38%     4.76%     4.82%
---------------------------------------------------------------------------------------------------------


(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.

(2) For the period December 12, 1994 (commencement of operations) through March 31, 1995.

(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(4)  Annualized for periods less than a full year.

MONEY MARKET FUNDS


                                                              MUNICIPAL
                                                            MONEY MARKET
                                                                FUND
                                    ---------------------------------------------------------------
                                       YEAR        YEAR         YEAR         YEAR        YEAR
                                      ENDED        ENDED        ENDED        ENDED       ENDED
                                    MARCH 31,    MARCH 31,     MARCH 31,   MARCH 31,    MARCH 31,
                                       1999        1998         1997         1996        1995(1)
---------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income ......................        0.03         0.03         0.03         0.03       0.03
---------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income ......................       (0.03)       (0.03)       (0.03)       (0.03)     (0.03)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
---------------------------------------------------------------------------------------------------

TOTAL RETURN(3) ..................        2.98%        3.27%        3.14%        3.54%      2.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................  $2,384,030   $1,814,343   $1,420,041   $1,102,789   $927,747
Ratio to average net assets of:(4)
Expenses, net of waivers
   and reimbursements ............        0.55%        0.55%        0.55%        0.49%      0.45%
Expenses, before waivers
   and reimbursements ............        0.89%        0.89%        0.90%        0.91%      0.95%
Net investment income,
   net of waivers and
   reimbursements ................        2.90%        3.20%        3.08%        3.46%      3.10%
Net investment income,
   before waivers and
   reimbursements ................        2.56%        2.86%        2.73%        3.04%      2.60%
---------------------------------------------------------------------------------------------------

                                                        CALIFORNIA
                                                        MUNICIPAL
                                                       MONEY MARKET
                                                           FUND
                                    -----------------------------------------------------
                                     YEAR        YEAR       YEAR       YEAR      YEAR
                                     ENDED      ENDED       ENDED      ENDED     ENDED
                                    MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                     1999        1998       1997       1996      1995(2)
-----------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00

INCOME FROM
  INVESTMENT OPERATIONS:
   Net investment
     income ......................      0.03       0.03       0.03       0.04       0.01
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income ......................     (0.03)     (0.03)     (0.03)     (0.04)     (0.01)
-----------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................  $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------

TOTAL RETURN(3) ..................      2.75%      3.20%      3.19%      3.63%      1.27%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................  $363,050   $224,843   $200,989   $165,087   $161,316
Ratio to average net assets of:(4)
Expenses, net of waivers
   and reimbursements ............      0.55%      0.49%      0.45%      0.39%      0.35%
Expenses, before waivers
   and reimbursements ............      0.91%      0.94%      0.94%      0.94%      1.07%
Net investment income,
   net of waivers and
   reimbursements ................      2.68%      3.14%      3.13%      3.55%      3.78%
Net investment income,
   before waivers and
   reimbursements ................      2.32%      2.69%      2.64%      3.00%      3.06%
-----------------------------------------------------------------------------------------


(1) For the period April 11, 1994 (commencement of operations) through March 31, 1995.

(2) For the period November 29, 1994 (commencement of operations) through March 31, 1995.

(3) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(4)  Annualized for periods less than a full year.

FIXED INCOME FUNDS


                                                                                                                 INTERMEDIATE
                                                   U.S. GOVERNMENT                                                TAX-EXEMPT
                                                        FUND                                                         FUND
                               ---------------------------------------------------------   ------------------------------------
                                 YEAR        YEAR       YEAR         YEAR       YEAR        YEAR        YEAR         YEAR
                                 ENDED       ENDED      ENDED        ENDED      ENDED       ENDED       ENDED        ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                 1999        1998       1997         1996       1995        1999        1998         1997
-------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........  $  10.20    $   9.88    $  10.06    $   9.84    $  10.00    $  10.36    $  10.07    $  10.22

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income ....      0.50        0.54        0.51        0.51        0.50        0.39        0.40        0.40
   Net realized and
     unrealized
       gains (losses) on
     investments, forward
          foreign
     currency contracts and
          foreign
     currency transactions ..      0.10        0.32       (0.11)       0.29       (0.16)       0.11        0.29       (0.06)
-------------------------------------------------------------------------------------------------------------------------------

Total Income from
Investment

Operations ..................      0.60        0.86        0.40        0.80        0.34        0.50        0.69        0.34
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................     (0.49)      (0.53)      (0.51)      (0.51)      (0.50)      (0.39)      (0.40)      (0.40)
   From net realized gains ..     (0.26)      (0.01)      (0.05)      (0.07)         --       (0.11)         --       (0.07)
   In excess of net
    investment income .......        --          --          --          --          --          --          --          --
   In excess of net
    realized gains ..........        --          --       (0.02)         --          --          --          --       (0.02)
-------------------------------------------------------------------------------------------------------------------------------

Total Distributions Paid ....     (0.75)      (0.54)      (0.58)      (0.58)      (0.50)      (0.50)      (0.40)      (0.49)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............  $  10.05    $  10.20    $   9.88    $  10.06    $   9.84    $  10.36    $  10.36    $  10.07
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2) .............      6.01%       8.90%       3.98%       7.65%       3.49%       4.88%       6.95%       3.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............  $268,242    $229,352    $181,921    $149,062    $116,443    $344,789    $298,529    $264,630
Ratio to average net assets
of:(3)
Expenses, net of waivers
   and reimbursements .......      0.90%       0.90%       0.90%       0.90%       0.90%       0.85%       0.85%       0.85%
Expenses, before waivers
   and reimbursements .......      1.07%       1.07%       1.09%       1.10%       1.12%       1.06%       1.07%       1.07%
Net investment income,
   net of waivers and
   reimbursements ...........      4.73%       5.24%       5.19%       5.07%       5.20%       3.76%       3.84%       3.90%
Net investment income,
   before waivers and
   reimbursements ...........      4.56%       5.07%       5.00%       4.87%       4.98%       3.55%       3.62%       3.68%
PORTFOLIO TURNOVER
   RATE .....................    123.75%      47.41%      83.41%     112.00%      42.29%      54.03%      61.83%      61.39%
-------------------------------------------------------------------------------------------------------------------------------

                                                                  FLORIDA
                                   INTERMEDIATE                INTERMEDIATE
                                    TAX-EXEMPT                  TAX-EXEMPT
                                       FUND                         FUND
                               ----------------------  -------------------------------
                                  YEAR        YEAR        YEAR      YEAR      YEAR
                                  ENDED       ENDED       ENDED     ENDED     ENDED
                                MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                  1996        1995        1999      1998      1997(1)
--------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........   $  10.03    $  10.00    $ 10.47   $ 10.03   $ 10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income ....       0.41        0.40       0.39      0.40      0.24
   Net realized and
     unrealized
       gains (losses) on
     investments, forward
          foreign
     currency contracts and
          foreign
     currency transactions ..       0.26        0.03       0.16      0.44      0.03
------------------------------------------------------------------------------------

Total Income from
Investment
Operations ..................       0.67        0.43       0.55      0.84      0.27
------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................      (0.41)      (0.40)     (0.39)    (0.40)    (0.24)
   From net realized gains ..      (0.07)         --      (0.16)       --        --
   In excess of net
    investment income .......         --          --         --        --        --
   In excess of net
    realized gains ..........         --          --         --        --        --
------------------------------------------------------------------------------------

Total Distributions Paid ....      (0.48)      (0.40)     (0.55)    (0.40)    (0.24)
------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............   $  10.22    $  10.03    $ 10.47   $ 10.47   $ 10.03
------------------------------------------------------------------------------------

TOTAL RETURN(2) .............       6.81%       4.38%      5.38%     8.51%     2.63%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............   $244,139    $221,251    $37,121   $25,329   $14,807
Ratio to average net assets
of:(3)
Expenses, net of waivers
   and reimbursements .......       0.85%       0.85%      0.85%     0.85%     0.85%
Expenses, before waivers
   and reimbursements .......       1.08%       1.09%      1.29%     1.41%     2.31%
Net investment income,
   net of waivers and
   reimbursements ...........       4.01%       4.09%      3.67%     3.86%     3.84%
Net investment income,
   before waivers and
   reimbursements ...........       3.78%       3.85%      3.23%     3.30%     2.38%
PORTFOLIO TURNOVER
   RATE .....................     137.85%      78.87%     57.98%    46.12%    50.77%
------------------------------------------------------------------------------------

(1) For the period August 15, 1996 (commencement of operations) through March 31, 1997.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than a full year.

FIXED INCOME FUNDS


                                                    FIXED INCOME                                               TAX-EXEMPT
                                                        FUND                                                      FUND
                               -------------------------------------------------------  --------------------------------------------
                                 YEAR        YEAR       YEAR        YEAR       YEAR       YEAR        YEAR        YEAR       YEAR
                                 ENDED       ENDED      ENDED       ENDED      ENDED      ENDED       ENDED       ENDED      ENDED
                               MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,   MARCH 31,  MARCH 31,
                                 1999        1998       1997        1996       1995       1999        1998        1997       1996
--------------------------------------------------------------------------------------  --------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........  $  10.42    $   9.86   $  10.10    $   9.78    $ 10.00   $  10.73    $  10.24    $  10.35   $  10.08

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income ....      0.54        0.59       0.57        0.58       0.62       0.45        0.47        0.50       0.48
   Net realized and
     unrealized
       gains (losses) on
     investments, forward
          foreign
     currency contracts and
          foreign
     currency transactions ..        --        0.56      (0.12)       0.50      (0.22)      0.13        0.57       (0.06)      0.29
------------------------------------------------------------------------------------------------------------------------------------

Total Income from
Investment
Operations ..................      0.54        1.15       0.45        1.08       0.40       0.58        1.04        0.44       0.77
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................     (0.54)      (0.58)     (0.56)      (0.59)     (0.62)     (0.45)      (0.47)      (0.47)     (0.48)
   From net realized gains ..     (0.27)      (0.01)     (0.10)      (0.17)        --      (0.23)      (0.08)      (0.05)     (0.02)
   In excess of net
    investment income .......        --          --      (0.01)         --         --         --          --       (0.03)        --
   In excess of net
    realized gains ..........        --          --      (0.02)         --         --         --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions Paid ....     (0.81)      (0.59)     (0.69)      (0.76)     (0.62)     (0.68)      (0.55)      (0.55)     (0.50)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............  $  10.15    $  10.42   $   9.86    $  10.10    $  9.78   $  10.63    $  10.73    $  10.24   $  10.35
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2) .............      5.18%      11.90%      4.59%      11.18%      4.16%      5.47%      10.39%       4.32%      7.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............  $275,108    $181,917   $122,444    $101,339    $65,929   $227,823    $167,220    $136,372   $125,113
Ratio to average net assets
of:(3)
Expenses, net of waivers
   and reimbursements .......      0.90%       0.90%      0.90%       0.90%      0.90%      0.85%       0.85%       0.85%      0.85%
Expenses, before waivers
   and reimbursements .......      1.08%       1.09%      1.12%       1.14%      1.18%      1.08%       1.09%       1.10%      1.10%
Net investment income,
   net of waivers and
   reimbursements ...........      5.15%       5.71%      5.69%       5.79%      6.48%      4.13%       4.42%       4.61%      4.62%
Net investment income,
   before waivers and
   reimbursements ...........      4.97%       5.52%      5.47%       5.55%      6.20%      3.90%       4.18%       4.36%      4.37%
PORTFOLIO TURNOVER
   RATE .....................     84.85%      33.55%     87.64%     116.22%     55.27%    140.39%      74.32%       8.10%     60.50%
------------------------------------------------------------------------------------------------------------------------------------

                                                     CALIFORNIA
                                TAX-EXEMPT          TAX-EXEMPT
                                   FUND                FUND
                               ------------   ---------------------
                                    YEAR         YEAR       YEAR
                                    ENDED        ENDED      ENDED
                                  MARCH 31,    MARCH 31,  MARCH 31,
                                    1995         1999      1998(1)
-------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ........     $  10.00      $ 10.76   $ 10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
   Net investment income ....         0.48         0.43      0.41
   Net realized and
     unrealized
       gains (losses) on
     investments, forward
          foreign
     currency contracts and
          foreign
     currency transactions ..         0.08         0.23      0.76
------------------------------------------------------------------

Total Income from
Investment
Operations ..................         0.56         0.66      1.17
------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income .................        (0.48)       (0.43)    (0.41)
   From net realized gains ..           --        (0.10)       --
   In excess of net
    investment income .......           --           --        --
   In excess of net
    realized gains ..........           --           --        --
------------------------------------------------------------------

Total Distributions Paid ....        (0.48)       (0.53)    (0.41)
------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ...............     $  10.08      $ 10.89   $ 10.76
------------------------------------------------------------------

TOTAL RETURN(2) .............         5.78%        6.20%    11.86%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ..............     $118,690      $77,249   $39,943
Ratio to average net assets
of:(3)
Expenses, net of waivers
   and reimbursements .......         0.85%        0.85%     0.85%
Expenses, before waivers
   and reimbursements .......         1.11%        1.17%     1.60%
Net investment income,
   net of waivers and
   reimbursements ...........         4.95%        3.87%     4.01%
Net investment income,
   before waivers and
   reimbursements ...........         4.69%        3.55%     3.26%
PORTFOLIO TURNOVER
   RATE .....................        54.94%       62.55%    22.22%
------------------------------------------------------------------

(1) For the period August 8, 1997 (commencement of operations) through March 31, 1998.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than a full year.

FIXED INCOME FUNDS

                                                              INTERNATIONAL                              HIGH YIELD      HIGH YIELD
                                                              FIXED INCOME                                MUNICIPAL     FIXED INCOME
                                                                  FUND                                      FUND            FUND
                                     ---------------------------------------------------------------     ----------     ------------
                                       YEAR         YEAR          YEAR         YEAR          YEAR          YEAR           YEAR
                                       ENDED        ENDED         ENDED        ENDED         ENDED         ENDED          ENDED
                                     MARCH 31,    MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,      MARCH 31,     MARCH 31,
                                       1999         1998          1997         1996          1995          1999(1)       1999(1)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............  $     9.85    $    10.08    $   10.62    $    10.64    $    10.00    $    10.00    $    10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........        0.38          0.43         0.56          0.78          0.58          0.05          0.11
  Net realized and
    unrealized
    gains (losses) on
    investments, forward
    foreign currency
    contracts
    and foreign currency
    transactions .................        0.58          0.02        (0.40)        (0.16)         0.64            --          0.08
------------------------------------------------------------------------------------------------------------------------------------

Total Income from
Investment

Operations .......................        0.96          0.45         0.16          0.62          1.22          0.05          0.19
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income ......................       (0.32)        (0.59)       (0.58)        (0.62)        (0.56)        (0.04)        (0.09)
   From net realized gains .......       (0.07)        (0.09)       (0.11)        (0.02)           --            --            --
   In excess of net
    investment income ............          --            --           --            --         (0.02)           --            --
  In excess of net
    realized gains ...............       (0.04)           --        (0.01)           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions Paid .........       (0.43)        (0.68)       (0.70)        (0.64)        (0.58)        (0.04)        (0.09)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................  $    10.38    $     9.85    $   10.08    $    10.62    $    10.64    $    10.01    $    10.10
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2) ..................        9.68%         4.61%        1.39%         5.84%        12.77%         0.57%         2.06%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................  $   14,285    $   13,675    $  16,426    $   15,665    $   13,028    $   10,033    $   40,864
Ratio to average net assets of:(3)
Expenses, net of waivers
   and reimbursements ............        1.15%         1.15%        1.15%         1.15%         1.15%         0.85%         0.90%
Expenses, before waivers
   and reimbursements ............        1.96%         1.87%        1.96%         2.00%         2.42%         5.60%         2.18%
Net investment income,
   net of waivers and
   reimbursements ................        4.69%         4.98%        5.49%         5.75%         5.96%         2.92%         6.78%
Net investment income,
  before waivers and
  reimbursements .................        3.88%         4.26%        4.68%         4.90%         4.69%        (1.83)%        5.50%
PORTFOLIO TURNOVER
   RATE ..........................       16.49%        30.26%       37.76%        52.05%        43.24%         0.00%         0.00%
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced investment operations after the close of business on December 31, 1998.

(2) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(3)  Annualized for periods less than a full year.

EQUITY FUNDS

                                                         INCOME EQUITY                              STOCK INDEX
                                                             FUND                                       FUND
                                    ------------------------------------------------------  -------------------------------
                                      YEAR        YEAR       YEAR        YEAR      YEAR      YEAR       YEAR        YEAR
                                      ENDED       ENDED      ENDED      ENDED      ENDED     ENDED      ENDED       ENDED
                                    MARCH 31,   MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,
                                      1999         1998      1997        1996      1995      1999       1998       1997(1)
----------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............  $  13.81    $  11.81    $ 11.59   $  9.95    $ 10.00    $  15.03    $ 10.74   $ 10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........      0.46        0.45       0.44      0.34       0.29        0.16       0.15      0.08
  Net realized and unrealized
    Gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions .................     (0.41)       3.02       1.19      1.66      (0.08)       2.49       4.80      0.74
----------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) from
   Investment Operations .........      0.05        3.47       1.63      2.00       0.21        2.65       4.95      0.82
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
   income ........................     (0.48)      (0.44)     (0.44)    (0.36)     (0.26)      (0.17)     (0.15)    (0.07)
   From net realized gains .......     (0.65)      (1.03)     (0.97)       --         --       (0.17)     (0.51)    (0.01)
   In excess of net
    investment income ............        --          --         --        --         --          --         --        --
   In excess of accumulated
    net realized gains on
    investment transaction .......        --          --         --        --         --          --         --        --
----------------------------------------------------------------------------------------------------------------------------

Total Distributions Paid .........     (1.13)      (1.47)     (1.41)    (0.36)     (0.26)      (0.34)     (0.66)    (0.08)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................  $  12.73    $  13.81    $ 11.81   $ 11.59    $  9.95    $  17.34    $ 15.03   $ 10.74
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(6) ..................      0.67%      31.00%     14.42%    20.41%      2.21%      17.78%     47.11%     8.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................  $118,414    $117,562    $77,102   $55,919    $38,954    $169,062    $93,907   $35,840
Ratio to average net assets of:(7)
Expenses, net of waivers
   and reimbursements ............      1.00%       1.00%      1.00%     1.00%      1.00%       0.55%      0.55%     0.55%
Expenses, before waivers
   and reimbursements ............      1.35%       1.37%      1.42%     1.48%      1.55%       1.00%      1.18%     2.23%
Net investment income (loss),
   net of waivers and
   reimbursements ................      3.54%       3.53%      3.71%     3.17%      3.08%       1.10%      1.23%     1.92%
Net investment income
  (loss), before waivers and
  reimbursements .................      3.19%       3.16%      3.29%     2.69%      2.53%       0.65%      0.60%     0.24%
PORTFOLIO TURNOVER
  RATE ...........................     79.95%      81.24%     72.04%    67.32%     45.68%       2.46%     32.06%    64.94%
----------------------------------------------------------------------------------------------------------------------------

                                                         GROWTH EQUITY
                                                              FUND
                                     -------------------------------------------------------
                                        YEAR       YEAR       YEAR         YEAR       YEAR
                                        ENDED      ENDED      ENDED       ENDED       ENDED
                                      MARCH 31,  MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                        1999       1998       1997         1996       1995
---------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............   $  18.62    $  13.93    $  13.15    $  10.61    $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........       0.02        0.03        0.08        0.08        0.08
  Net realized and unrealized
    Gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions .................       4.51        6.36        1.49        2.59        0.60
----------------------------------------------------------------------------------------------

Total Income (Loss) from
   Investment Operations .........       4.53        6.39        1.57        2.67        0.68
----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
   income ........................      (0.02)      (0.03)      (0.08)      (0.08)      (0.07)
   From net realized gains .......      (1.19)      (1.67)      (0.71)      (0.05)         --
   In excess of net
    investment income ............         --          --          --          --          --
   In excess of accumulated
    net realized gains on
    investment transaction .......         --          --          --          --          --
----------------------------------------------------------------------------------------------

Total Distributions Paid .........      (1.21)      (1.70)      (0.79)      (0.13)      (0.07)
----------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................   $  21.94    $  18.62    $  13.93    $  13.15    $  10.61
----------------------------------------------------------------------------------------------

TOTAL RETURN(6) ..................      24.72%      48.06%      11.72%      25.13%       6.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................   $640,948    $479,782    $302,605    $224,571    $113,185
Ratio to average net assets of:(7)
Expenses, net of waivers
   and reimbursements ............       1.00%       1.00%       1.00%       1.00%       1.00%
Expenses, before waivers
   and reimbursements ............       1.30%       1.30%       1.33%       1.36%       1.40%
Net investment income (loss),
   net of waivers and
   reimbursements ................       0.08%       0.18%       0.56%       0.70%       0.86%
Net investment income
  (loss), before waivers and
  reimbursements .................      (0.22)%     (0.12)%      0.23%       0.34%       0.46%
PORTFOLIO TURNOVER
  RATE ...........................      49.67%      73.85%      67.34%      73.20%      82.90%
----------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                        SELECT EQUITY                             MID CAP
                                                             FUND                               GROWTH FUND
                                    ---------------------------------------------------------    ----------
                                      YEAR        YEAR       YEAR         YEAR       YEAR         YEAR
                                      ENDED       ENDED      ENDED        ENDED      ENDED        ENDED
                                    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,    MARCH 31,
                                      1999        1998       1997         1996       1995(2)      1999(3)
--------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............  $  19.16    $  14.55    $  13.12    $  10.77    $  10.00     $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........        --        0.02        0.02        0.02        0.06           --
  Net realized and unrealized
    gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions .................      5.40        6.81        2.05        2.73        0.75         1.72
--------------------------------------------------------------------------------------------------------------

Total Income (Loss) from
    Investment Operations ........      5.40        6.83        2.07        2.75        0.81         1.72
--------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income ......................     (0.01)      (0.02)      (0.02)      (0.03)      (0.04)          --
   From net realized gains .......     (1.22)      (2.20)      (0.62)      (0.37)         --           --
   In excess of net
     investment income ...........        --          --          --          --          --           --
   In excess of accumulated
     net realized gains on
     investment transactions .....        --          --          --          --          --           --
--------------------------------------------------------------------------------------------------------------

Total Distributions Paid .........     (1.23)      (2.22)      (0.64)      (0.40)      (0.04)          --
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................  $  23.33    $  19.16    $  14.55    $  13.12    $  10.77     $  11.72
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(6) ..................     28.79%      49.71%      15.64%      25.70%       8.18%       17.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................  $198,530    $126,536    $ 63,677    $ 33,842    $ 15,123     $ 77,378
Ratio to average net assets of:(7)
Expenses, net of waivers
   and reimbursements ............      1.00%       1.00%       1.00%       1.00%       1.00%        1.00%
Expenses, before waivers
   and reimbursements ............      1.54%       1.58%       1.67%       1.91%       2.61%        1.65%
Net investment income (loss),
   net of waivers and
   reimbursements ................     (0.15)%      0.15%       0.21%       0.22%       0.82%       (0.51)%
Net investment income
  (loss) before waivers and
  reimbursements .................     (0.69)%     (0.43)%     (0.46)%     (0.69)%     (0.79)%      (1.16)%
PORTFOLIO TURNOVER
  RATE ...........................     87.73%     148.55%      72.68%     137.99%      48.88%      173.39%
--------------------------------------------------------------------------------------------------------------

                                                                    SMALL CAP
                                                                      FUND
                                      ------------------------------------------------------
                                        YEAR      YEAR        YEAR       YEAR        YEAR
                                        ENDED     ENDED       ENDED      ENDED       ENDED
                                      MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,   MARCH 31,
                                        1999      1998        1997       1996        1995
--------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR .............    $  16.76   $  12.31   $  11.58   $   9.98    $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ..........        0.04       0.03       0.07       0.05        0.11
  Net realized and unrealized
    gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions .................       (3.93)      5.14       1.37       2.29       (0.05)
--------------------------------------------------------------------------------------------

Total Income (Loss) from
    Investment Operations ........       (3.89)      5.17       1.44       2.34        0.06
--------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment
     income ......................       (0.01)    (0.04)      (0.06)     (0.07)      (0.08)
   From net realized gains .......       (0.54)    (0.68)      (0.65)     (0.67)         --
   In excess of net
    investment income ............          --        --          --         --          --
   In excess of accumulated
    net realized gains on
    investment transactions ......          --        --          --         --          --
--------------------------------------------------------------------------------------------

Total Distributions Paid .........       (0.55)     (0.72)     (0.71)     (0.74)      (0.08)
--------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR ....................    $  12.32   $  16.76   $  12.31   $  11.58    $   9.98
--------------------------------------------------------------------------------------------

TOTAL RETURN(6) ..................      (23.46)%    42.71%     12.48%     24.09%       0.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ...................    $264,434   $368,579   $197,113   $155,238    $ 76,627
Ratio to average net assets of:(7)
Expenses, net of waivers
   and reimbursements ............        1.00%      1.00%      1.00%      1.00%       1.00%
Expenses, before waivers
   and reimbursements ............        1.52%      1.53%      1.54%      1.61%       1.76%
Net investment income (loss),
   net of waivers and
   reimbursements ................        0.25%      0.28%      0.54%      0.65%       1.36%
Net investment income
  (loss) before waivers and
  reimbursements .................       (0.27)%    (0.25)%     0.00%      0.04%       0.60%
PORTFOLIO TURNOVER
  RATE ...........................       18.74%     18.59%     18.92%     46.59%      82.46%
--------------------------------------------------------------------------------------------

EQUITY FUNDS

                                                          INTERNATIONAL
                                                          GROWTH EQUITY
                                                              FUND
                                     ---------------------------------------------------------
                                       YEAR        YEAR       YEAR         YEAR       YEAR
                                       ENDED       ENDED      ENDED        ENDED      ENDED
                                     MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                       1999        1998       1997         1996       1995
------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ..............  $  11.66    $  10.05    $  10.23    $   9.61    $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ...........      0.13        0.09        0.09        0.17        0.04
  Net realized and unrealized
    gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions ..................      1.36        1.98        0.18        0.65       (0.31)
------------------------------------------------------------------------------------------------

Total Income (Loss) from
   Investment Operations ..........      1.49        2.07        0.27        0.82       (0.27)
------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income .....        --       (0.07)      (0.09)      (0.11)      (0.03)
   From net realized gains ........     (0.46)      (0.29)      (0.23)         --          --
   In excess of net
    investment income .............     (0.12)      (0.10)         --       (0.09)         --
   In excess of accumulated
    net realized gains on
    investment transactions .......        --          --       (0.13)         --       (0.09)
------------------------------------------------------------------------------------------------

Total Distributions Paid ..........     (0.58)      (0.46)      (0.45)      (0.20)      (0.12)
------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR .....................  $  12.57    $  11.66    $  10.05    $  10.23    $   9.61
------------------------------------------------------------------------------------------------

TOTAL RETURN(6) ...................     13.04%      21.34%       2.61%       8.61%      (2.65)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ....................  $215,656    $178,210    $165,892    $181,237    $114,673
Ratio to average net assets of: (7)
Expenses, net of waivers
   and reimbursements .............      1.25%       1.25%       1.25%       1.25%       1.25%
Expenses, before waivers
   and reimbursements .............      1.62%       1.62%       1.63%       1.65%       1.71%
Net investment income (loss),
   net of waivers and
   reimbursements .................      0.52%       0.79%       0.78%       0.92%       0.47%
Net investment income (loss),
   before waivers and
   reimbursements .................      0.15%       0.42%       0.40%       0.52%       0.01%
PORTFOLIO TURNOVER
   RATE ...........................    177.89%     145.02%     190.94%     216.86%     158.31%
------------------------------------------------------------------------------------------------

                                                             INTERNATIONAL
                                                             SELECT EQUITY                                   TECHNOLOGY
                                                                 FUND                                           FUND
                                      ----------------------------------------------------------   ---------------------------------
                                        YEAR         YEAR        YEAR       YEAR        YEAR         YEAR       YEAR        YEAR
                                        ENDED        ENDED      ENDED      ENDED        ENDED        ENDED      ENDED       ENDED
                                       MARCH 31,   MARCH 31,   MARCH 31,  MARCH 31,    MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,
                                        1999         1998        1997       1996        1995(4)      1999       1998       1997(5)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
   BEGINNING OF YEAR ..............    $  12.52    $  10.37    $  10.73    $   9.78    $  10.00    $  17.11    $  11.95   $  10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
  Net investment income ...........        0.04        0.22        0.04        0.01        0.04          --          --         --
  Net realized and unrealized
    gains (losses) on
    investments, options,
    futures contracts and
    foreign currency
    transactions ..................        1.08        2.19       (0.25)       0.99       (0.23)      13.55        6.06       2.10
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) from
   Investment Operations ..........        1.12        2.41       (0.21)       1.00       (0.19)      13.55        6.06       2.10
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS PAID:
   From net investment income .....          --       (0.16)      (0.03)      (0.02)      (0.03)         --         --          --
   From net realized gains ........       (0.65)         --          --          --          --       (0.67)     (0.90)      (0.15)
   In excess of net
    investment income .............       (0.01)      (0.10)      (0.04)      (0.03)         --          --         --          --
   In excess of accumulated
    net realized gains on
    investment transactions .......          --          --       (0.08)         --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions Paid ..........       (0.66)      (0.26)      (0.15)      (0.05)      (0.03)      (0.67)      (0.90)     (0.15)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  END OF YEAR .....................    $  12.98    $  12.52    $  10.37    $  10.73    $   9.78    $  29.99    $  17.11   $  11.95
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(6) ...................        9.16%      23.74%      (1.95)%     10.20%      (1.95)%     79.97%      52.62%     20.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands,
   end of year ....................    $124,513    $117,618    $108,944    $102,719    $ 71,958    $343,709    $104,389   $ 43,754
Ratio to average net assets of: (7)
Expenses, net of waivers
   and reimbursements .............        1.25%       1.25%       1.25%       1.25%       1.25%       1.23%       1.25%      1.25%
Expenses, before waivers
   and reimbursements .............        1.66%       1.64%       1.66%       1.71%       1.75%       1.53%       1.59%      2.02%
Net investment income (loss),
   net of waivers and
   reimbursements .................        0.38%       0.29%       0.47%       0.12%       0.47%      (0.87)%     (0.96)%    (0.75)%
Net investment income (loss),
   before waivers and
   reimbursements .................       (0.03)%     (0.10)       0.06%      (0.34)%     (0.03)%     (1.17)%     (1.30)%    (1.52)%
PORTFOLIO TURNOVER
   RATE ...........................      168.19%      98.22%      97.60%     176.71%      97.69%      61.01%      74.75%     67.89%
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------
(1) For the period October 7, 1996 (commencement of operations) through March 31, 1997.

(2) For the period April 6, 1994 (commencement of operations) through March 31, 1995.

(3) Commenced investment operations after the close of business on March 31, 1998.

(4) For the period April 5, 1994 (commencement of operations) through March 31, 1995.

(5)  Commenced investment operations on April 1, 1996.

(6) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.

(7)  Annualized for periods less than a full year.

FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORT

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Additional information about the Funds and their policies is also available in the Funds' Statement of Additional Information ("SAI"). The SAI is incorporated by reference into this Prospectus (is legally considered part of this Prospectus).

The Funds' annual and semiannual reports, and the SAI, are available free upon request by calling The Northern Funds Center at 1-800-595-9111.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:
BY TELEPHONE - Call 1-800-595-9111
BY MAIL  - Northern Funds
           P.O. Box  75986
           Chicago, IL  60690-6319
ON THE INTERNET - Text-only versions of the Funds' documents are available:

       -  On the SEC's website at http://www.sec.gov.
       -  On Northern Funds' website at http://www.northernfunds.com.

You may review and obtain copies of Northern Funds' documents by visiting the SEC's Public Reference Room in Washington, D.C. You may also obtain copies of Northern Funds' documents by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009. Information on the operation of the public reference room may be obtained by calling the SEC at 1-800-SEC-0330.

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                                                                        33-73404
                                                                        811-8236


                                    PART B


                     STATEMENT OF ADDITIONAL INFORMATION

                              MONEY MARKET FUND
                      U.S. GOVERNMENT MONEY MARKET FUND
                   U.S. GOVERNMENT SELECT MONEY MARKET FUND
                         MUNICIPAL MONEY MARKET FUND
                    CALIFORNIA MUNICIPAL MONEY MARKET FUND
                             U.S. GOVERNMENT FUND
                   SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
                         INTERMEDIATE TAX-EXEMPT FUND
                   CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
                     FLORIDA INTERMEDIATE TAX-EXEMPT FUND
                              FIXED INCOME FUND
                               TAX-EXEMPT FUND
                           ARIZONA TAX-EXEMPT FUND
                          CALIFORNIA TAX-EXEMPT FUND
                       INTERNATIONAL FIXED INCOME FUND
                          HIGH YIELD MUNICIPAL FUND
                         HIGH YIELD FIXED INCOME FUND
                              INCOME EQUITY FUND
                               STOCK INDEX FUND
                              GROWTH EQUITY FUND
                              SELECT EQUITY FUND
                             MID CAP GROWTH FUND
                             SMALL CAP INDEX FUND
                                SMALL CAP FUND
                       INTERNATIONAL GROWTH EQUITY FUND
                       INTERNATIONAL SELECT EQUITY FUND
                               TECHNOLOGY FUND

                                NORTHERN FUNDS
                                (THE "TRUST")



      This Statement of Additional Information dated July 30, 1999 (the "Additional Statement") is not a prospectus. This Additional Statement should be read in conjunction with the Prospectus dated July 30, 1999, as amended or supplemented from time to time, for the Money Market Fund, U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund (collectively, the "Money Market Funds"), U.S. Government Fund, Short-Intermediate U.S.

Government Fund, Intermediate Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, Florida Intermediate Tax-Exempt Fund, Fixed Income Fund, Tax-Exempt Fund, Arizona Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund, High Yield Fixed Income Fund, International Fixed Income Fund, Income Equity Fund, Stock Index Fund, Growth Equity Fund, Select Equity Fund, Mid Cap Growth Fund, Small Cap Index Fund, Small Cap Fund, International Growth Equity Fund, International Select Equity Fund and Technology Fund (collectively, the "Non-Money Market Funds," and together with the Money Market Funds, the "Funds") of Northern Funds (the "Prospectus"). Copies of the Prospectus may be obtained without charge from the Transfer Agent by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60690-9069 or by calling 1-800-595-9111. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.


      The audited financial statements and related report of Arthur Andersen LLP, independent accountants, contained in the annual report to shareholders for the fiscal year ended March 31, 1999 are incorporated herein by reference in the section entitled "Financial Statements." No other part of the annual report is incorporated by reference herein. Copies of the annual report may be obtained, upon request and without charge by calling The Northern Trust Company at 1-800-595-9111.


                                   ----------

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS ADDITIONAL STATEMENT OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY NORTHERN FUNDS OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY NORTHERN FUNDS OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                      INDEX


                                                                          Page
ADDITIONAL INVESTMENT INFORMATION........................................     4
Investment Objectives and Policies.......................................     4
Special Risk Factors and Considerations Relating to California
      Municipal Instruments, Florida Municipal Instruments and Arizona
      Municipal Instruments..............................................    33
California Municipal Instruments.........................................    33
Florida Municipal Instruments............................................    47
Arizona Municipal Instruments............................................    49
Investment Restrictions..................................................    50

ADDITIONAL TRUST INFORMATION.............................................    55
Classification and History...............................................    55
Trustees and Officers....................................................    55
Investment Adviser, Transfer Agent and Custodian.........................    58
Administrator and Distributor............................................    71
Service Organizations....................................................    74
Counsel and Auditors.....................................................    76
In-Kind Purchases and Redemptions........................................    76
Automatic Investing Plan.................................................    76
Directed Reinvestments...................................................    77
Redemptions and Exchanges................................................    77
Retirement Plans.........................................................    78
Expenses.................................................................    78

PERFORMANCE INFORMATION..................................................    78
Money Market Funds.......................................................    78
Non-Money Market Funds...................................................    80
General Information......................................................    85

NET ASSET VALUE..........................................................    88

TAXES ...................................................................    90
Federal - General Information............................................    90
Federal - Tax-Exempt Information.........................................    92
Taxation of Certain Financial Instruments................................    93
Special State Tax Considerations Pertaining to the California Funds......    93
Special State Tax Considerations Pertaining to the Florida Intermediate
      Tax-Exempt Fund....................................................    95
Special State Tax Considerations Pertaining to the Arizona Tax-Exempt
      Fund...............................................................    95

DESCRIPTION OF SHARES....................................................    96
FINANCIAL STATEMENTS.....................................................    99
OTHER INFORMATION........................................................    99
APPENDIX A...............................................................   A-1
APPENDIX B...............................................................   B-1

                        ADDITIONAL INVESTMENT INFORMATION


INVESTMENT OBJECTIVES AND POLICIES


      The following supplements the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. In addition to the instruments discussed below and in the Prospectus, each Fund may purchase other types of financial instruments, however designated, whose investment and credit quality characteristics are determined by the Investment Advisers to be substantially similar to those of any other investment otherwise permitted by the Funds' investment policies.


            MONEY MARKET FUNDS

                  Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing only in high-quality money market instruments.

                  U.S. Government Money Market Fund has the same objective as the Money Market Fund but invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related repurchase agreements.

                  U.S. Government Select Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.


                  Municipal Money Market Fund seeks high current income exempt from regular federal tax to the extent consistent with preserving capital by investing mainly in short-term municipal instruments.



                  California Municipal Money Market Fund seeks to provide its shareholders to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax and California state personal income tax.

             FIXED INCOME FUNDS

                  U.S. Government Fund seeks high current income from U.S. Government securities. The Fund's dollar-weighted average maturity is anticipated to range between one and ten years. It is designed for investors who seek greater principal stability than is generally available from higher yielding corporate bonds.

                  Short-Intermediate U.S. Government Fund seeks high current income from a broad range of U.S. Government securities. The Fund's dollar-weighted average maturity is anticipated to range between two and five years. It is designed for investors who seek greater principal stability than is generally available from higher yielding corporate bonds.

                  Fixed Income Fund seeks high current income from a broad range of bonds and other fixed income securities. The Fund's average maturity is anticipated to range between seven and twelve years. This Fund generally presents greater risk and reward potential than the U.S. Government Fund and the Short-Intermediate U.S. Government Fund.

                  International Fixed Income Fund seeks to maximize total return consistent with reasonable risk while investing in foreign securities markets. Total return is comprised of current income and value fluctuations from investing in bonds and other fixed income securities of foreign issuers.

                  High Yield Municipal Fund seeks a high level of current income exempt from regular federal income tax.

                  High Yield Fixed Income Fund seeks a high level of current income. In seeking current income, the Fund may also consider the potential for capital appreciation. In pursuing its investment objective, the Fund invests in high yield fixed income instruments.

            TAX-EXEMPT FUNDS


                  Intermediate Tax-Exempt Fund seeks high current income exempt from regular federal income tax by investing in a broad range of municipal instruments with an expected average maturity of three to ten years.



                  California Intermediate Tax-Exempt Fund seeks high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instruments with an expected average maturity of three to ten years.



                  Florida Intermediate Tax-Exempt Fund seeks high current income exempt from regular federal income tax by investing in municipal instruments with an expected average maturity of three to ten years. The Fund intends, but cannot guarantee, that its shares will qualify for exemption from the Florida intangibles tax.



                  Tax-Exempt Fund seeks high current income exempt from regular federal income tax by investing in municipal instruments with an expected average maturity of ten to thirty years.

                  Arizona Tax-Exempt Fund seeks high current income exempt from regular federal income tax and Arizona state personal income tax by investing in municipal instruments with an expected average maturity of ten to thirty years.



                  California Tax-Exempt Fund seeks high current income exempt from regular federal income tax and California state personal income tax by investing in municipal instruments with an expected average maturity of ten and thirty years.


            EQUITY FUNDS

                  Income Equity Fund seeks to achieve high current income and, as a secondary objective, longer-term capital appreciation. The Fund invests in convertible and other equity securities. Because it emphasizes high current income, this Fund is likely to have the least price fluctuation of Northern Funds' equity funds.

                  Stock Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the S&P 500 Index.

                  Growth Equity Fund seeks long-term capital appreciation by investing mainly in the equity securities of growth companies. It is designed for investors willing to accept above-average price volatility in search of long-term reward.

                  Select Equity Fund is also for the more aggressive investor, seeking long-term capital appreciation by investing principally in common stocks of companies the adviser believes to have superior growth characteristics. Any income is incidental to this objective.

                  Mid Cap Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with market capitalizations that are within the capitalization range of the Standard & Poor's MidCap 400 Stock Index at the time of investment.

                  Small Cap Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the Russell 2000 Small Stock Index (the "Russell Index").

                  Small Cap Fund seeks long-term capital appreciation; any income is incidental to this objective. Because it invests principally in the equity securities of smaller companies, this Fund is likely to have more price volatility than the Growth Equity and Select Equity Funds.

                  International Growth Equity Fund offers the potential benefits of international diversification to investors willing to accept above-average price volatility while seeking long-term capital appreciation. While subject to additional risks such as currency fluctuations and the higher volatility of foreign securities, this Fund uses diversification, in an effort to control risk.

                  International Select Equity Fund seeks long-term growth by investing principally in common stock of foreign issuers that the adviser believes are growing faster than their markets. Because fewer countries and securities are generally represented in this Fund than in the International Growth Equity Fund, it is likely to experience more price volatility.

                  Technology Fund seeks long-term capital appreciation by investing principally in equity securities and securities convertible into common stock of companies that develop, produce or distribute products and services related to advances in technology. The Fund will, under normal market conditions, invest at least 65% of the value of its total assets in securities of companies principally engaged in technology business activities. An issuer is considered principally engaged in technology business activities if such issuer is listed on the Morgan Stanley High-Technology 35 Index (the "Morgan Stanley Index"), the Hambrecht and Quist Technology Index (the "H&Q Index"), the SoundView Technology Index, the technology grouping of the S&P 500 Index or any other comparable index.

                  The Morgan Stanley Index is a broad-market technology indicator dedicated exclusively to the electronics-based technology sector. The 35 stocks in the Index include highly capitalized companies drawn from nine technology subsectors: computer services, design software, server software, PC software and new media, networking and telecom equipment, server hardware, PC hardware and peripherals, specialized systems and semi-conductors. The SoundView Technology Index includes approximately 100 companies from the design, automation, communications, mainframe computer, microcomputer, minicomputer, peripherals, semiconductor, software and related services industries. The H&Q Index is comprised of publicly traded stocks of approximately 200 technology companies. The H&Q Index includes companies in the electronics, medical and related technologies industries and is a market capitalization weighted index. Changes in the indices may occur when Morgan Stanley, SoundView or H&Q choose to modify their indices or as mergers, acquisitions and failures dictate. Such changes may happen with fair regularity owing to the fast-changing nature of the technology industries.

         COMMERCIAL PAPER, BANKERS' ACCEPTANCES, CERTIFICATES OF DEPOSIT, TIME DEPOSITS AND BANK NOTES. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party. Bank notes and bankers' acceptances rank junior to deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are classified as "other borrowings" on a bank's balance sheet, while deposit notes and certificates of deposit are classified as deposits. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

         A Fund may invest a portion of its net assets in the obligations of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee Cds"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee Bas"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.


         INSURANCE FUNDING AGREEMENTS. An insurance funding agreement ("IFA") is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Money Market Fund and Fixed Income Fund will only purchase highly rated IFAs. The High Yield Fixed Income Fund is not subject to any minimum rating criteria. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to a Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. See "Illiquid Securities."


         ZERO COUPON, PAY-IN-KIND AND CAPITAL APPRECIATION BONDS. To the extent consistent with their respective investment objectives, each Fund may invest in zero coupon bonds, capital appreciation bonds and pay-in-kind ("PIK") securities. Zero coupon and capital appreciation bonds are debt securities issued or sold at a discount from their face value and which do not entitle the holder to any periodic payment of interest prior to maturity or a specified date. The original issue discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. These securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves or receipts or certificates representing interests in such stripped debt obligations or coupons. The market prices of zero coupon bonds, capital appreciation bonds and PIK securities generally are more volatile than the market prices of interest bearing securities and are likely to respond to a greater degree to changes in interest rates than interest bearing securities having similar maturities and credit quality.

      PIK securities may be debt obligations or preferred shares that provide the issuer with the option of paying interest or dividends on such obligations in cash or in the form of additional securities rather than cash. Similar to zero coupon bonds, PIK securities are designed to give an issuer flexibility in managing cash flow. PIK securities that are debt securities can either be senior or subordinated debt and generally trade flat (i.e., without accrued interest). The trading price of PIK debt securities generally reflects the market value of the underlying debt plus an amount representing accrued interest since the last interest payment.

      Zero coupon bonds, capital appreciation bonds and PIK securities involve the additional risk that, unlike securities that periodically pay interest to maturity, a Fund will realize no cash until a specified future payment date unless a portion of such securities is sold and, if the issuer of such securities defaults, a Fund may obtain no return at all on its investment. In addition, even though such securities do not provide for the payment of current interest in cash, the Funds are nonetheless required to accrue income on such investments for each taxable year and generally are required to distribute such accrued amounts (net of deductible expenses, if any) to avoid being subject to tax. Because no cash is generally received at the time of the accrual, a Fund may be required to liquidate other portfolio securities to obtain sufficient cash to satisfy federal tax distribution requirements applicable to the Fund.

      LOAN PARTICIPATIONS. The High Yield Fixed Income Fund may invest in loan participations. Such loans must be to issuers in whose obligations the High Yield Fixed Income Fund may invest. A loan participation is an interest in a loan to a U.S. or foreign company or other borrower which is administered and sold by a financial intermediary. In a typical corporate loan syndication, a number of lenders, usually banks (co-lenders), lend a corporate borrower a specified sum pursuant to the terms and conditions of a loan agreement. One of the co-lenders usually agrees to act as the agent bank with respect to the loan.

      Participation interests acquired by the High Yield Fixed Income Fund may take the form of a direct or co-lending relationship with the corporate borrower, an assignment of an interest in the loan by a co-lender or another participant, or a participation in the seller's share of the loan. When the High Yield Fixed Income Fund acts as co-lender in connection with a participation interest or when the High Yield Fixed Income Fund acquires certain participation interests, the High Yield Fixed Income Fund will have direct recourse against the borrower if the borrower fails to pay scheduled principal and interest. In cases where the High Yield Fixed Income Fund lacks direct recourse, it will look to the agent bank to enforce appropriate credit remedies against the borrower. In these cases, the High Yield Fixed Income Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower. For example, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses by the borrower as a result of improper conduct by the agent bank. Moreover, under the terms of the loan participation, the High Yield Fixed Income Fund may be regarded as a creditor of the agent bank (rather than of the underlying corporate borrower), so that the High Yield Fixed Income Fund may also be subject to the risk that the agent bank may become insolvent. The secondary market, if any, for these loan participations is limited and any loan participations purchased by the High Yield Fixed Income Fund will be regarded as illiquid.

      For purposes of certain investment limitations pertaining to diversification of the High Yield Fixed Income Fund's portfolio investments, the issuer of a loan participation will be the underlying borrower. However, in cases where the High Yield Fixed Income Fund does not have recourse directly against the borrower, both the borrower and each agent bank and co-lender interposed between the High Yield Fixed Income Fund and the borrower will be deemed issuers of a loan participation.

      REPURCHASE AGREEMENTS. Each Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Repurchase agreements are considered to be loans under the Investment Company Act of 1940 (the "1940 Act"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after a Fund's acquisition of the securities and normally will be within a shorter period of time. Securities subject to repurchase agreements are held either by Northern Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount exceeding the repurchase price (including accrued interest). Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.


      REVERSE REPURCHASE AGREEMENTS. A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). The Funds may use the proceeds of reverse repurchase agreements to purchase other securities either maturing, or under an agreement to resell, on a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will segregate liquid assets in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

      VARIABLE AND FLOATING RATE INSTRUMENTS. With respect to the variable and floating rate instruments that may be acquired by the Funds as described in the Prospectus, the Investment Advisers will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instruments are subject to demand features, will monitor their financial status and ability to meet payment on demand. In determining weighted average portfolio maturity, an instrument may, subject to applicable Securities and Exchange Commission ("SEC") regulations, be deemed to have a maturity shorter than its nominal maturity based on the period remaining until the next interest rate adjustment or the time a Fund can recover payment of principal as specified in the instrument. Where necessary to ensure that a variable or floating rate instrument is of the minimum required credit quality for a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.


      Variable and floating rate instruments eligible for purchase by the Funds include variable amount master demand notes, which permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate, and (except for the Money Market Funds) leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage interest in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. The Funds may deem the maturity of variable and floating rate instruments to be less than their stated maturities based on their variable and floating rate features and/or their put features. Unrated variable and floating rate instruments will be determined by the Investment Advisers to be of comparable quality at the time of purchase to rated instruments which may be purchased by the Funds.



      Variable and floating rate instruments including inverse floaters held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.


      FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment (sometimes called delayed delivery) basis. These transactions involve a commitment by the Fund to purchase or sell securities at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are normally negotiated directly with the other party.

      A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or negotiate a commitment after entering into it. A Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.

      When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund will segregate liquid assets having a value (determined daily) at least equal to the amount of the Fund's purchase commitments until three days prior to the settlement date, or otherwise cover its position. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. For purposes of determining a Fund's average dollar-weighted maturity, the maturity of when-issued, delayed-delivery or forward commitment securities will be calculated from the commitment date.

      UNITED STATES GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks and Maritime Administration.

      SUPRANATIONAL BANK OBLIGATIONS. A Fund may invest in obligations of supranational banks. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade among nations (e.g., the International Bank for Reconstruction and Development). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance that these commitments will be undertaken or met in the future.

      STRIPPED OBLIGATIONS. The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." The Funds may purchase securities registered in the STRIPS program. Under the STRIPS program, the Funds are able to have their beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

      In addition, the Funds, other than the U.S. Government Select Money Market Fund, may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. Northern Funds is unaware of any binding legislative, judicial or administrative authority on this issue.


      The Prospectus discusses other types of stripped securities that may be purchased by the Funds, including stripped mortgage-backed securities ("SMBS"). SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a risk that the initial investment will not be fully recouped. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.


      ASSET-BACKED SECURITIES. To the extent described in the Prospectus, the Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made periodically, thus in effect "passing through" such payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely.


      If an asset-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if an asset-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, yield to maturity. In calculating a Fund's average weighted maturity, the maturity of asset-backed securities will be based on estimates of average life.



      Prepayments on asset-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments.



      Asset-backed securities acquired by the Funds may include collateralized mortgage obligations ("CMOs") issued by private companies. CMOs provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs ordinarily elect to be taxed as pass-through entities known as real estate mortgage investment conduits ("REMICs"). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in a variety of ways. The Funds will not purchase "residual" CMO interests, which normally exhibit greater price volatility.



      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.



      MUNICIPAL INSTRUMENTS. Opinions relating to the validity of municipal instruments (including California, Florida and Arizona municipal instruments) and to federal and state tax issues relating to these securities are rendered by counsel to the respective issuing authorities at the time of issuance. Such opinions may contain various assumptions, qualifications or exceptions that are reasonably acceptable to Northern Trust. Neither Northern Funds nor Northern Trust will review the proceedings relating to the issuance of municipal instruments or the bases for such opinions.



      Municipal instruments include both "general" and "revenue" obligations. General obligations are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as lease revenue payments from the user of the facility being financed. Industrial development bonds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of an industrial revenue bond is usually directly related to the credit standing of the private user of the facility involved.



      The Tax-Exempt Funds and the Municipal Funds may also invest in "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.



      Within the principal classifications of municipal instruments described above there are a variety of categories, including municipal bonds, municipal notes, municipal leases, custodial receipts and participation certificates. Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Certain municipal lease obligations may include "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in futures years unless money is appropriated for such purpose on a yearly basis. Custodial receipts are underwritten by securities dealers or banks and evidence ownership of future interest payments, principal payments or both on certain municipal securities. Participation certificates are obligations issued by state or local governments or authorities to finance the acquisition of equipment and facilities. They may represent participations in a lease, an installment purchase contract, or a conditional sales contract. Municipal leases (and participations in such leases) present the risk that a municipality will not appropriate funds for the lease payments. Northern Trust, under the supervision of Northern Funds' Board of Trustees, will determine the credit quality of any unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the leases will not be cancelled.



      An issuer's obligations under its municipal instruments are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal instruments may be materially adversely affected by litigation or other conditions.



      From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal instruments. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. Northern Funds cannot predict what legislation, if any, may be proposed in the future in Congress as regards the federal income tax status of interest on municipal instruments or which proposals, if any, might be enacted. Such proposals, if enacted, might materially and adversely affect the availability of municipal instruments for investment by the Municipal Money Market, California Municipal Money Market, Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt and High Yield Municipal Funds and the Funds' liquidity and value. In such an event the Board of Trustees would reevaluate the Funds' investment objectives and policies and consider changes in their structure or possible dissolution.



      Certain of the municipal instruments held by a Fund may be insured as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer of the Municipal Instrument at the time of its original issuance. In the event that the issuer defaults on an interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors. A Fund may invest more than 25% of its total assets in municipal instruments covered by insurance policies.



      Interest earned by the Intermediate Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, Florida Intermediate Tax-Exempt Fund, Tax-Exempt Fund, Arizona Tax-Exempt Fund or California Tax-Exempt Fund on private activity bonds (if any) that is treated as a specific tax preference item under the federal alternative minimum tax will not be deemed to have been derived from municipal instruments for purposes of determining whether that Fund meets its fundamental policy that at least 80% of its annual gross income be derived from municipal instruments.


      As described in the Prospectus, the Tax-Exempt Funds and the Municipal Money Market, California Municipal Money Market and High Yield Municipal Funds may invest in municipal leases, which may be considered liquid under guidelines established by Northern Funds' Board of Trustees. The guidelines will provide for determination of the liquidity of a municipal lease obligation based on factors including the following: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer. Northern Trust, under the supervision of Northern Funds' Board of Trustees, will also consider the continued marketability of a municipal lease obligation based upon an analysis of the general credit quality of the municipality issuing the obligation and the essentiality to the municipality of the property covered by the lease.


      STANDBY COMMITMENTS. The Tax-Exempt Funds and Municipal Money Market, California Municipal Money Market and High Yield Municipal Funds may enter into standby commitments with respect to municipal instruments held by them. Under a standby commitment, a dealer agrees to purchase at a Fund's option a specified Municipal Instrument. Standby commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal instruments and may be sold, transferred or assigned only with the instruments involved.



      The Funds expect that standby commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a standby commitment either separately in cash or by paying a higher price for municipal instruments which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding standby commitments held by a Fund will not exceed 1/2 of 1% of the value of the Fund's total assets calculated immediately after each standby commitment is acquired.


      The Funds intend to enter into standby commitments only with dealers, banks and broker-dealers which, in Northern Trust's opinion, present minimal credit risks. The Funds will acquire standby commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a standby commitment will not affect the valuation of the underlying Municipal Instrument. The actual standby commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a standby commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.



      WARRANTS. The Income Equity, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, International Select Equity, Technology and High Yield Fixed Income Funds may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.



      FOREIGN SECURITIES. The International Funds intend to invest primarily in the securities of foreign issuers. In addition, each Equity Fund, the Fixed Income Fund and the High Yield Fixed Income Fund may invest a portion of their assets in such securities, including (except with respect to the Fixed Income
Fund) eurodollar convertible securities, which are fixed income securities that are issued in U.S. dollars outside the United States and are convertible into or exchangeable for equity securities of the same or a different issuer. The Money Market Fund may also invest in dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, as well as other foreign issuers. These obligations may be issued by supranational entities, including international organizations (such as the European Coal and Steel Community) designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies.



      Investment in foreign securities involves special risks. These include market risk, interest rate risk and the risks of investing in securities of foreign issuers and of companies whose securities are principally traded outside the United States and in investments denominated in foreign currencies. Market risk involves the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the value of a Fund that invests in foreign stocks. The holdings of a Fund that invest in fixed income securities will be sensitive to changes in interest rates and the interest rate environment. Generally, the prices of bonds and debt securities fluctuate inversely with interest rate changes. In addition, the performance of investments in securities denominated in a foreign currency will depend on the strength of the foreign currency against the U.S. dollar and the interest rate environment in the country issuing the currency. Absent other events which could otherwise affect the value of a foreign security (such as a change in the political climate or an issuer's credit quality), appreciation in the value of the foreign currency generally can be expected to increase the value of a foreign currency-denominated security in terms of U.S. dollars. A rise in foreign interests rates or decline in the value of the foreign currency relative to the U.S. dollar generally can be expected to depress the value of a foreign currency-denominated security.



      There are other risks and costs involved in investing in foreign securities which are in addition to the usual risks inherent in domestic investments. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements.



      The Money Market Fund, the Fixed Income Fund, the High Yield Fixed Income Fund, each Equity Fund and each International Fund may invest in foreign debt, including the securities of foreign governments. Several risks exist concerning such investments, including the risk that foreign governments may default on their obligations, may not respect the integrity of such debt, may attempt to renegotiate the debt at a lower rate, and may not honor investments by United States entities or citizens.



      To the extent consistent with their investment objectives, the Funds may also invest in obligations of the International Bank for Reconstruction and Development (also known as the World Bank) which are supported by subscribed, but unpaid, commitments of its member countries. There is no assurance that these commitments will be undertaken or complied with in the future.



      The reunification of the former German Democratic Republic (East Germany) with the Federal Republic of Germany (West Germany) and other political and social events in Europe have caused considerable economic and social dislocations. Similarly, events in the Japanese economy as well as social and political developments and natural disasters have affected Japanese securities and currency markets, and have disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.



      In addition, the International Funds and High Yield Fixed Income Fund may invest their assets in countries with emerging economies or securities markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and may have at times nationalized or expropriated the assets of private companies. In general, the securities markets of these countries are less liquid, subject to greater price volatility, have smaller market capitalizations and have problems with securities registration and custody. As a result, the risks presented by investments in these countries are heightened. Additionally, settlement procedures in emerging countries are frequently less developed and reliable than those in the United States and may involve a Fund's delivery of securities before receipt of payment for their sale. Settlement or registration problems may make it more difficult for a Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund's inability to complete its contractual obligations.



      Although a Fund (other than the Money Market Fund) may invest in securities denominated in foreign currencies, its portfolio securities and other assets are valued in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time causing, together with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. To the extent that a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, are denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries. In addition, through the use of forward currency exchange contracts and with other instruments, the respective net currency positions of the International Funds may expose them to risks independent of their securities positions. Although the net long and short foreign currency exposure of the International Funds will not exceed their respective total asset values, to the extent that a Fund is fully invested in foreign securities while also maintaining currency positions, it may be exposed to greater risk than it would have if it did not maintain the currency positions. The Funds are also subject to the possible imposition of exchange control regulations or freezes on the convertibility of currency.



      Investors should understand that the expense ratios of the International Funds can be expected to be higher than those of Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher costs of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.



      Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, they may reduce the net return to the shareholders. See "Taxes."



      AMERICAN DEPOSITORY RECEIPTS. Each Equity Fund and each International Fund can invest in ADRs. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. Some institutions issuing ADRs may not be sponsored by the issuer.

      A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangement with the issuer.



      EUROPEAN DEPOSITORY RECEIPTS. Each Equity Fund and each International Fund can also invest in EDRs and GDRs. EDRs and GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and are usually denominated in foreign currencies. EDRs and GDRs may not be denominated in the same currency as the securities they represent. Generally, EDRs and GDRs are designed for use in the foreign securities markets.


      FOREIGN CURRENCY TRANSACTIONS. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fixed Income, International Fixed Income, High Yield Fixed Income, Income Equity, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, International Select Equity and Technology Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather may allow a Fund to establish a rate of exchange for a future point in time.


      When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S.
dollar or other foreign currency.



      In addition, when an Investment Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the securities held by a Fund create a short position in a foreign currency, a Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. A Fund's net long and short foreign currency exposure will not exceed its total asset value. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. While forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

      In addition, Northern Trust may purchase or sell forward currency exchange contracts for the International Fixed Income Fund, International Growth Equity Fund and International Select Equity Fund (collectively, the "International Funds") and the High Yield Fixed Income Fund to seek to increase total return when Northern Trust anticipates that the foreign currency will appreciate or depreciate in value. The International Funds and the High Yield Fixed Income Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if Northern Trust believes that there is a pattern of correlation between the two currencies.


      Liquid assets equal to the amount of a Fund's assets that could be required to consummate forward contracts will be segregated except to the extent the contracts are otherwise "covered." The segregated assets will be valued at market or fair value. If the market or fair value of such assets declines, additional liquid assets will be segregated daily so that the value of the segregated assets will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price that is (i) no higher than the Fund's price to sell the currency or (ii) greater than the Fund's price to sell the currency provided the Fund segregates liquid assets in the amount of the difference. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price that is (i) as high as or higher than the Fund's price to buy the currency or (ii) lower than the Fund's price to buy the currency provided the Fund segregates liquid assets in the amount of the difference.

      OPTIONS. Each Non-Money Market Fund may buy put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic securities indices, financial instruments, foreign currencies or (in the case of the International Fixed Income Fund and the High Yield Fixed Income Fund) the yield differential between two securities ("yield curve options"), and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

      A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security. Options on indices and yield curve options provide the holder with the right to make or receive a cash settlement upon exercise of the option. With respect to options on indices, the amount of the settlement will equal the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

With respect to yield curve options, the amount of the settlement will equal the difference between the yields of designated securities.

      The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same instrument or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written provided the Fund segregates liquid assets in the amount of the difference. The Funds will write put options only if they are "secured" by segregated liquid assets in an amount not less than the exercise price of the option at all times during the option period.

      With respect to yield curve options, a call (or put) option is covered if the International Fixed Income Fund or High Yield Fixed Income Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, the Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter, and because they have been only recently introduced, established trading markets for these securities have not yet developed.

      A Fund's obligation to sell an instrument subject to a covered call option written by it, or to purchase an instrument subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying instrument (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned instrument or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

      When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

      There are several risks associated with transactions in options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      FUTURES CONTRACTS AND RELATED OPTIONS. The Funds (other than the Money Market Funds) may purchase and sell futures contracts and may purchase and sell call and put options on futures contracts. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the Commodity Futures Trading Commission's ("CFTC") regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided them by the National Futures Association or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. For a detailed description of futures contracts and related options, see Appendix B to this Additional Statement.


      In connection with a Fund's position in a futures contract or related option, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.



      Northern Funds intends to comply with the regulations of the Commodity Futures Trading Commission exempting the Funds from registration as a "commodity pool operator."


      REAL ESTATE INVESTMENT TRUSTS. The High Yield Fixed Income Fund, Income Equity Fund, Small Cap Index Fund and Small Cap Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trusts. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.


      SECURITIES LENDING. Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. Government or its agencies or (except for the U.S. Government Money Market Fund, U.S. Government Select Money Market Fund, U.S. Government Fund and Short-Intermediate U.S. Government Fund) irrevocable bank letters of credit (or any combination thereof). The borrower of securities will be required to maintain the market value of the collateral at not less than the market value of the loaned securities, and such value will be monitored on a daily basis. When a Fund lends its securities, it continues to receive dividends and interest on the securities loaned and may simultaneously earn interest on the investment of the cash collateral. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.


       INTEREST RATE SWAPS, FLOORS AND CAPS AND CURRENCY SWAPS. The U.S. Government, Short-Intermediate U.S. Government, Intermediate Tax-Exempt, California Intermediate Tax-

Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal, High Yield Fixed Income and Income Equity Funds may enter into interest rate swaps for hedging purposes and not for speculation. The U.S. Government, Short-Intermediate U.S. Government, Fixed Income, International Fixed Income, High Yield Municipal and High Yield Fixed Income Funds may also purchase interest rate floors or caps for hedging purposes and not for speculation. A Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its portfolio investments. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. The purchase of an interest rate floor or cap entitles the purchaser to receive payments of interest on a notional principal amount from the seller, to the extent the specified index falls below (floor) or exceeds (cap) a predetermined interest rate. The International Funds and the High Yield Fixed Income Fund may also enter into currency swaps, which involve the exchange of the rights of a Fund and another party to make or receive payments in specific currencies.

      A Fund will only enter into interest rate swaps or interest rate floor or cap transactions on a net basis, i.e. the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. In contrast, currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and the Investment Advisers believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions.

      The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate or currency swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to such accrued excess, will be segregated by the Funds.

      Except for the High Yield Fixed Income Fund (which is not subject to any minimum rating criteria), a Fund will not enter into a currency or interest rate swap or interest rate floor or cap transaction unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P, Duff or Fitch, or A or P-1 or better by Moody's. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

      EQUITY SWAPS. Each Equity Fund may enter into equity swap contracts to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Equity swaps may also be used for hedging purposes or to seek to increase total return. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer. Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty the amount, if any, by which that notional amount would have decreased in value had it been invested in the stocks. Therefore, the return to the Fund on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).


      A Fund will enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Inasmuch as these transactions are entered into for hedging purposes or are offset by segregated cash or liquid assets to cover the Funds' potential exposure, the Funds and their Investment Advisers believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.



      The Funds will not enter into any equity swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated either A, or A-1 or better by Standard & Poor's, Duff & Phelps or Fitch IBCA, or A or P-1 or better by Moody's Investors Service. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.


      The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Advisers are incorrect in their forecasts of market values, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

      CONVERTIBLE SECURITIES. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


      In selecting convertible securities, the Investment Advisers will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.


      The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

      Capital appreciation for a Fund may result from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

      In general, investments in lower quality convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuation and to greater risk of loss of income and principal due to default than investments of higher quality fixed-income securities. Such lower quality securities generally tend to reflect short-term corporate and market developments to a greater extent than higher quality securities, which react more to fluctuations in the general level of interest rates. A Fund will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on a Fund of any single investment, it does not reduce the overall risk of investing in lower quality securities.

      RISKS RELATED TO SMALL COMPANY SECURITIES. While NTQA believes that smaller companies can provide greater growth potential than larger, more mature firms, investing in the securities of such companies also involves greater risk, portfolio price volatility and cost. Historically, small capitalization stocks, which will be the Small Cap Fund's primary investments, and stocks of recently organized companies, in which the Small Cap Fund may also invest, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for this greater price volatility are the lower degree of market liquidity (the securities of companies with small stock market capitalizations may trade less frequently and in limited volume) and the greater sensitivity of small companies to changing economic conditions. For example, these companies are associated with higher investment risk due to the greater business risks of small size and limited product lines, markets, distribution channels and financial and managerial resources.



      The values of small company stocks will frequently fluctuate independently of the values of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. You should, therefore, expect that the net asset value of the Fund's shares will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.



      The additional costs associated with the acquisition of small company stocks include brokerage costs, market impact costs (that is, the increase in market prices which may result when a Fund purchases thinly traded stock) and the effect of the "bid-ask" spread in small company stocks. These costs will be borne by all shareholders and may negatively impact investment performance.



      RISKS RELATED TO MEDIUM AND LOWER QUALITY SECURITIES. Investments in medium and lower quality securities present special risk considerations. Medium quality securities, although considered investment grade, are also considered to have speculative characteristics. Lower quality securities are considered predominately speculative by traditional investment standards. In some cases, these obligations may be highly speculative and have poor prospects for reaching investment grade standard. While any investment carries some risk, certain risks associated with lower quality securities are different from those for investment-grade securities. The risk of loss through default is greater because lower quality securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations of a Fund's net asset value per share.


      There remains some uncertainty about the performance level of the market for lower quality securities under adverse market and economic environments. An economic downturn or increase in interest rates could have a negative impact on both the markets for lower quality securities (resulting in a greater number of bond defaults) and the value of lower quality securities held in the portfolio of investments.

      The economy and interest rates can affect lower quality securities differently than other securities. For example, the prices of lower quality securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher quality investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.


      The market value of lower quality securities tends to reflect individual corporate developments to a greater extent than that of higher quality securities which react primarily to fluctuations in the general level of interest rates. Lower quality securities are often issued in connection with a corporate reorganization or restructuring or as a part of a merger, acquisition, takeover or similar event. They are also issued by less established companies seeking to expand. Such issuers are often highly leveraged, may not have available to them more traditional methods of financing and are generally less able than more established or less leveraged entities to make scheduled payments of principal and interest in the event of adverse economic developments or business conditions.



      A holder's risk of loss from default is significantly greater for lower quality securities than is the case for holders of other debt securities because such securities are generally unsecured and are often subordinated to the rights of other creditors of the issuers of such securities. Investment by a Fund in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a Fund of its initial investment and any anticipated income or appreciation will be uncertain. A Fund may also incur additional expenses in seeking recovering on defaulted securities. If an issuer of a security defaults, a Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower quality securities as well as a Fund's net asset value. In general, both the prices and yields of lower quality securities will fluctuate.



      The secondary market for lower quality securities is concentrated in relatively few market makers and is dominated by institutional investors, including mutual funds, insurance companies and other financial institutions. Accordingly, the secondary market for such securities is not as liquid as, and is more volatile than, the secondary market for higher quality securities. In addition, market trading volume for high yield fixed income securities is generally lower and the secondary market for such securities could contract under adverse market or economic conditions, independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the market price and a Fund's ability to dispose of particular portfolio investments. A less developed secondary market may also make it more difficult for a Fund to obtain precise valuations of the high yield securities in its portfolio.


      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower quality convertible securities held by a

Fund, especially in a thinly traded market. Illiquid or restricted securities held by a Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.


      The credit ratings assigned by a rating agency evaluate the safety of a rated security's principal and interest payments, but do not address market value risk and, therefore, may not fully reflect the true risks of an investment. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Investment Adviser performs its own analysis of the issuers whose lower quality securities a Fund holds. Because of this, a Fund's performance may depend more on its Investment Adviser's credit analysis than is the case of mutual funds investing in higher quality securities.





      INVESTMENT COMPANIES. With respect to the investments of the Funds in the securities of other investment companies, such investments will be limited so that, as determined after a purchase is made, either (a) not more than 3% of the total outstanding stock of such investment company will be owned by a Fund, Northern Funds as a whole and their affiliated persons (as defined in the 1940
Act) or (b) (i) not more than 5% of the value of the total assets of a Fund will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.


      Certain investment companies whose securities are purchased by the Funds may not be obligated to redeem such securities in an amount exceeding 1% of the investment company's total outstanding securities during any period of less than 30 days. Therefore, such securities that exceed this amount may be illiquid. Notwithstanding the foregoing, a Fund may adhere to more restrictive limitations with respect to its investments in securities issued by other investment companies if required by the SEC or deemed to be in the best interests of Northern Funds. If required by the 1940 Act, each Fund expects to vote the shares of other investment companies that are held by it in the same proportion as the vote of all other holders of such securities.


      YIELDS AND RATINGS. The yields on certain obligations, including the money market instruments in which the Funds invest, are dependent on a variety of factors, including general economic conditions, conditions in the particular market for the obligation, financial condition of the issuer, size of the offering, maturity of the obligation and ratings of the issue. The ratings of Standard & Poor's, Moody's, Duff, Fitch and Thomson BankWatch, Inc. represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. For a more complete discussion of ratings, see Appendix A to this Additional Statement.



      Subject to the limitations stated in the Prospectus, if a security held by a Portfolio undergoes a rating revision, the Portfolio may continue to hold the security if the Investment Advisers determine such retention is warranted.



      STOCK INDICES. The Standard & Poor's 500(R) Composite Stock Price Index (the "S&P 500 Index") is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's Corporation ("Standard & Poor's") through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. Standard & Poor's primary objective for the S&P 500 Index is to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500 Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected by Standard & Poor's for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Standard & Poor's makes no representation or warranty, implied or express, to purchasers of Stock Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the S&P 500 Index to track general stock market performance.



      The Standard & Poor's Midcap 400 Stock Index ("S&P MidCap 400 Index") is a market-weighted index composed of 400 common stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The purpose of the S&P MidCap 400 Index is to represent the performance of the medium-capitalization sector of the U.S. securities market. Medium capitalized stocks which are included in the S&P 500 Index are excluded from the S&P MidCap 400 Index. Except for a limited number of Canadian securities, the S&P MidCap 400 does not include foreign securities. As of June 1, 1998, the approximate market capitalization range of the companies included in the S&P MidCap 400 Index was between $328 million and $17.5 billion.



      The Russell 2000 Small Stock Index is a market value-weighted index composed of the stocks of the smallest 2000 companies in the Russell 3000 Index, which is composed of the stocks of 3000 large U.S. domiciled companies (based on market capitalization) that represent approximately 98% of the investable U.S. equity markets. Because of its emphasis on the smallest 2000 companies, the Russell Index represents approximately 10% of the total market capitalization of the Russell 3000 Index. As of May 31, 1998, the average market capitalization of the companies included in the Russell Index was approximately $467.3 million. The Russell Index is reconstituted annually to reflect changes in market capitalization. The primary criteria used by Frank Russell & Company ("Russell") to determine the initial list of securities eligible for inclusion in the Russell 3000 Index (and accordingly, the Russell Index) is total market capitalization adjusted for large private holdings and cross-ownership. However, companies are not selected by Russell for inclusion in the Russell Index because they are expected to have superior stock price performance relative to the market in general or other stocks in particular. Russell makes no representation or warranty, implied or express, to purchasers of Small Cap Index Fund shares or any member of the public regarding the advisability of investing in the Fund or the ability of the Russell Index to track general market performance of small capitalization stocks.



      TRACKING VARIANCE. As discussed in the Prospectus, the Stock Index and Small Cap Index Funds are subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by a Fund and the resulting transaction costs which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform a Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of a Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the Fund's designated Index or the manner in which the Index is calculated or because the indexing and investment approach of the Investment Adviser does not produce the intended goal of the Fund. In the event the performance of a Fund is not comparable to the performance of its designated Index, the Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in a Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.



      CALCULATION OF PORTFOLIO TURNOVER RATE. The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by, changes in the holdings of specific issuers, changes in country and currency weightings, cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable tax treatment. For the fiscal year ended March 31, 1999, the turnover rates with respect to the U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt Fund, International Fixed Income, High Yield Municipal, High Yield Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, International Select Equity and Technology Funds were 123.75%, 54.03%, 57.98%, 84.85%, 140.39%, 62.55%, 16.49%, 0.00%, 0.00%, 79.95%, 2.46%, 49.67%, 87.73%,
173.39%, 18.74%, 177.89%, 168.19% and 61.01%, respectively. The
Short-Intermediate U.S. Government Fund, California Intermediate Tax-Exempt Fund, Arizona Tax-Exempt Fund and Small Cap Index Fund had not commenced operations during the fiscal year ended March 31, 1999. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolio from time to time as business and economic conditions as well as market prices may dictate.

      MISCELLANEOUS. Securities may be purchased on margin only to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities. The Funds will not engage in selling securities short. The Funds may, however, make short sales against the box although the Funds have no current intention to do so in the coming year. "Selling short against the box" involves selling a security that a Fund owns for delivery at a specified date in the future.


SPECIAL RISK FACTORS AND CONSIDERATIONS RELATING TO CALIFORNIA MUNICIPAL INSTRUMENTS, FLORIDA MUNICIPAL INSTRUMENTS AND ARIZONA MUNICIPAL INSTRUMENTS


      Some of the risk factors relating to investments by the California, Florida Intermediate Tax-Exempt and Arizona Tax-Exempt Funds in California, Florida, and Arizona municipal instruments are summarized below. This summary does not purport to be a comprehensive description of all relevant factors. Although the Trust has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by the Trust. Rather, the information presented herein with respect to California municipal instruments was culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California available as of the date of this Statement of Additional Information and, with respect to the Florida Intermediate Tax-Exempt and Arizona Tax-Exempt Funds, the information is derived principally from official statements relating to issues of Florida and Arizona municipal instruments released prior to the date of this Additional Statement. Further, any estimates and projections presented herein should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.


      CALIFORNIA MUNICIPAL INSTRUMENTS


ECONOMIC FACTORS


            FISCAL YEARS PRIOR TO 1996-97. By the close of the 1989-90 Fiscal Year, California's revenues had fallen below projections so that the State's budget reserve, the Special Fund for Economic Uncertainties (the "Special Fund"), was fully depleted by June 30, 1990. A recession which had begun in mid-1990, combined with higher health and welfare costs driven by the State's rapid population growth, adversely affected General Fund revenues and raised expenditures above initial budget appropriations.

            As a result of these factors and others, the State confronted a period of budget imbalance. Beginning with the 1990-91 Fiscal Year and for several years thereafter, the budget required multi-billion dollar actions to bring projected revenues and expenditures into balance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in the Special Fund -- approaching $2.8 billion at its peak on June 30, 1993.

            By the 1993-94 Fiscal Year, the accumulated deficit was too large to be prudently retired in one year and a two-year program was implemented. This program used revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year.

            The 1994-95 Budget Act projected General Fund revenues and transfers of $41.9 billion. Expenditures were projected to be $40.9 billion -- an increase of $1.6 billion over the prior year. As a result of the improving economy, however, the fiscal year ultimately produced revenues and transfers of $42.7 billion which more than offset expenditures of $42.0 billion and thereby reduced the accumulated budget deficit.

            With strengthening revenues and reduced caseload growth driven by an improving economy, the State entered the 1995-96 Fiscal Year budget negotiations with the smallest nominal "budget gap" to be closed in many years. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year, and expenditures were budgeted at $43.4 billion. In addition, the Department of Finance projected that after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve as of June 30, 1996.


            1996-97 FISCAL YEAR


            The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. The Governor's budget proposed two major initiatives, a 15% personal and corporate income tax cuts and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

            The May Revision of the Governor's Budget, released on May 21, 1996 ("The May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

            1996-97 BUDGET ACT

            The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills. The Governor vetoed about $82 million of appropriations (both General Fund and Special Fund). With the signing of the Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The Budget Act appropriated a budget reserve in the Special Fund of $305 million, as of June 30, 1997.

            Revenues - The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased in over three years), approved a 5% cut in bank and corporation taxes, to be effective for income years commencing on January 1, 1997.

            Expenditures - The Budget Act contained General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures were budgeted at $12.6 billion.

            The following were principal features of the 1996-97 Budget Act:

           1. Proposition 98 funding for schools and community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second consecutive year, the full cost of living allowance (3.2 percent) was funded. Proposition 98 increases have brought K-12 expenditures to almost $4,900 per pupil (also called ADA, or Average Daily Attendance), an almost 15% increase over the level prevailing during the recession years. Out of this $1.6 billion total community colleges received an increase in funding of $157 million for 1996-97.


            Due to higher than projected revenues in 1995-96, an additional $1.1 billion ($190 per K-12 ADA and $145 million for community colleges) was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per ADA. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

            2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings. See "Federal Welfare Reform."

            3. A 5.2 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees.

            4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants. These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year.)

            5. General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

            6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

            The Budget Act did not contain any tax increases. As noted, there was a reduction in bank and corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

            1997-98 FISCAL YEAR

            On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Governor's Budget"). The Governor's Proposed Budget projected General Fund revenues and transfers in 1997-98 of $50.7 billion, a 4.6% increase from revised 1996-97 figures. The Governor proposed expenditures of $50.3 billion, a 3.9% increase from 1996-97. The Governor's Budget projected a balance in the SFEU of $553 million on June 30, 1998. The Governor's Budget also anticipated about $3 billion of external borrowing for cash flow purposes during the year, with no requirement for cross-fiscal year borrowing.

            At the time of the Department of Finance May Revision, released on May 14, 1997, the Department of Finance increased its revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy. Budget negotiations continued into the summer, with major issues to be resolved including final agreement on State welfare reform, an increase in State employee salaries and consideration of the tax cut proposed by the Governor.

            In May, 1997, action was taken by the California Supreme Court in an ongoing lawsuit, PERS v. Wilson, below, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $1.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. In late 1997, the plaintiffs filed a claim with the State Board of Control for payment of interest under the Court rulings in an amount of $308 million. The Department of Finance has recommended approval of this claim. If approved by the Board of Control, the claim would become part of an annual claims bill in the 1998-99 Budget.

      FISCAL YEAR 1997-98 BUDGET ACT

            Following the transfer of funds to the PERF, final agreement was reached within a few weeks on the welfare package and remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. Agreement was not finally reached at that time on one aspect of the budget plan, concerning the Governor's proposal for a comprehensive educational testing program.

            On August 18, 1997, the Governor signed the Budget Act, but vetoed about $214 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. Approximately $200 million of this amount was restored in subsequent legislation passed before the end of the Legislative Session.

            The Budget Act anticipated General Fund revenues and transfers of $52.8 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). The Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14 billion), and $2.1 billion of expenditures from various Bond Funds. Subsequent to the Budget Act enactment, the State undertook its normal cash flow borrowing program by issuing $3 billion of Notes which mature June 30, 1998.

            Among the major initiatives and features of the Governor's Budget are the following:

            1. A proposed 10% cut in the Bank and Corporation Tax rate, to be phased in over two years.

            2. Proposition 98 funding for K-14 schools was increased again, as a result of stronger revenues. Per-pupil funding for K-12 schools would reach $5,010, compared to $4,220 as recently as the 1993-94 Fiscal Year. Part of the new funding was proposed to be dedicated to the completion of the program to reduce class size to 20 pupils in lower elementary grades, and to expand the program by one grade, so that it would cover K-3rd grade.


            3. The Budget Act reflected the $1.228 billion pension case judgment payment, and brings funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

            4. Continuing the third year of a four-year "compact" which the Administration had made with higher education units, funding from the General Fund for the University of California and the California State University system was increased by approximately 6 percent ($121 million and $107 million, respectively). There was no increase in student fees.

            5. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.

            6. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.

            7. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in general funds, already included in the federal FY 1997 and 1998 budgets, were included in the Budget Act, to offset incarceration costs for illegal aliens.

            8. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. The Legislature has not made any decision on conformity of State tax laws to the recent federal tax reduction bill; a comprehensive review of this subject is expected to take place next year.

            At the end of the Legislative Session on September 13, 1997, the Legislature passed and the Governor later signed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the package are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility. The Department of Finance estimates that the major impact of these fiscal reforms will occur in Fiscal Year 1998-99 and subsequent years.

            The Department of Finance released updated estimates for the 1997-98 Fiscal Year on January 9, 1998 as part of the Governor's 1998-99 Fiscal Year Budget Proposal. Total revenues and transfers are projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year are expected to rise approximately $200 million above the original Budget Act, to $53 billion. The balance in the budget reserve, the SFEU, is projected to be $329 million at June 30, 1998, compared to $461 million at June 30, 1997.

PROPOSED 1998-99 FISCAL YEAR BUDGET

            On January 9, 1998, the Governor released his Budget Proposal for the 1998-99 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects total General Fund revenues and transfers of $55.4 billion, a $2.5 billion increase (4.7 percent) over revised 1997-98 revenues. The revenue increase takes into account reduced revenues of approximately $600 million from the 1997 tax cut package, but also assume approximately $500 million additional revenues primarily associated with capital gains realizations. The Governor's Budget notes, however, that capital gains activity and the resultant revenues derived from it are very hard to predict.

            Total General Fund expenditures for 1998-99 are recommended at $55.4 billion, an increase of $2.4 billion (4.5 percent) above the revised 1997-98 level. The Governor's Budget includes funds to pay the interest claim relating to the court decision on pension fund payments PERS v. Wilson (See "1997-98 Fiscal Year" above). The Governor's Budget projects that the State will carry out its normal intra-year cash flow external borrowing in 1998-99, in an estimated amount of $3 billion. The Governor's Budget projects that the budget reserve, the SFEU, will be $296 million at June 30, 1999, slightly lower than the projected level at June 30, 1998 PERS liability.

            The Governor's Budget projects Special Fund revenues of $14.7 billion, and Special Fund expenditures of $15.2 billion, in the 1998-99 Fiscal Year. A total of $3.2 billion of bond fund expenditures are also proposed.

            THE ORANGE COUNTY BANKRUPTCY. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.

            In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond transaction. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Thus, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.

      In May 1996, a taxpayer action was filed against the City of San Diego ("San Diego") and the San Diego Convention Center Expansion Authority (the "Authority") challenging the validity of a lease revenue financing involving a lease (the "San Diego Lease") having features similar to the leases commonly used in California lease-based financings such as certificates of participation (the "Rider Case"). The Rider Case plaintiffs alleged that voter approval is required for the San Diego Lease (a) since the lease constituted indebtedness prohibited by Article XVI, Section 18 of the California Constitution without a two-thirds vote of the electorate, and (b) since San Diego was prohibited under its charter from issuing bonds without a two-thirds vote of the electorate, and the power of the Authority, a joint powers' authority, one of the members of which is San Diego, to issue bonds is no greater than the power of San Diego. In response to San Diego's motion for summary judgment, the trial court rejected the plaintiffs' arguments and ruled that the San Diego Lease was constitutionally valid and that the Authority's related lease revenue bonds did not require voter approval. The plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which affirmed the validity of the plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which affirmed the validity of the San Diego Lease and of the lease revenue bond financing arrangements. The plaintiffs then filed a petition for review with the California State Supreme Court, and, on April 2, 1997, the Court granted the plaintiff's petition for review. A decision from the Supreme Court is expected within the 1998 term.


CONSTITUTIONAL, LEGISLATIVE AND OTHER FACTORS.


            Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.


            REVENUE DISTRIBUTION. Certain California municipal instruments may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

            HEALTH CARE LEGISLATION. Certain California municipal instruments may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Instruments.


            The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

            Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

            California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.


            These California municipal instruments may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured municipal instruments, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.


            MORTGAGES AND DEEDS. Certain California municipal instruments may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.


            Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

            In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.


            Certain California municipal instruments may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.


            Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.


            PROPOSITION 13. Certain California municipal instruments may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added
Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.


            Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

            Legislation enacted by the California Legislature to implement
Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.


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            PROPOSITION 9. On November 6, 1979, an initiative known as
"Proposition 9" or the "Gann Initiative" was approved by the California voters, which added Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

            PROPOSITION 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.

            Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

            During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court



                                      -44-
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determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.

            PROPOSITION 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.

            PROPOSITION 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:

                  1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

                  2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

                  3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

                  4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

                  5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

                  6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

                  7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

                  8. Permits these provisions to be amended exclusively by the voters of the State of California.


            In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal. App. 3d 623, 215 Cal. Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.


            In Santa Clara Local Transportation Authority v. Guardino, (Sept. 28, 1995) 11 Cal.4th 220, reh'g denied, modified (Dec. 14, 1995) 12 Cal.4th
344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

            Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

            PROPOSITION 218. On November 5, 1996,the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to

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
hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

            Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

            Article XIII C of Proposition 218 also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative power to some extent constitutionalizes the March 6, 1995 State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

            The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

            Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

            Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to


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the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

            PROPOSITION 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

      FLORIDA MUNICIPAL INSTRUMENTS

            The financial condition of the State of Florida may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities but also by entities that are not under the control of the State. Adverse developments affecting the State's financing activities, its agencies or its political subdivisions could adversely affect the State's financial condition.

            The State's revenues increased from $29,115,034,000 during the 1993-94 fiscal year ended June 30, 1994 to $31,178,025,000 during the fiscal year ended June 30, 1995. The State's expenses increased from $27,878,146,000 during the 1993-94 fiscal year ended June 30, 1994 to $30,775,597,000 during the 1994-95 fiscal year ended June 30, 1995. The Florida Comptroller also projected non-agricultural jobs to gross 3.2% and 3.0% in fiscal years 1995-96 and 1996-97, respectively.

            The Constitution of the State of Florida limits the right of the State and its local governments to tax. The Constitution requires the State to have a balanced budget and to raise revenues to defray its operating expenses. The State may not borrow for the purpose of maintaining ordinary operating expenses, but may generally borrow for capital improvements.

            There are a number of methods by which the State of Florida may incur debt. The State may issue bonds backed by the State's full faith and credit to finance or refinance certain capital projects authorized by its voters. The State also may issue certain bonds backed by the State's full faith and credit to finance or refinance pollution control, solid waste disposal and water facilities for local governments; county roads; school districts and capital public education projects without voter authorization. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State's authorities, agencies and instrumentalities. Payments of debt service on State bonds backed by the State's full faith and credit and State-guaranteed bonds and notes are legally enforceable obligations of the State. Revenue bonds to finance or refinance certain capital projects also may be issued by the State of

Florida without voter authorization. However, revenue bonds are payable solely from funds derived directly from sources other than state tax revenues.

            The State of Florida currently imposes, among other taxes, an ad valorem tax on intangible property and a corporate income tax. The Florida Constitution prohibits the levying of a personal income tax. Certain other taxes the State of Florida imposes include: an estate or inheritance tax which is limited by the State's Constitution to an amount not in excess of the amount allowed to be credited upon or deducted from federal estate taxes or the estate taxes of another state; and a 6% sales tax on most goods and certain services with an option for counties to impose up to an additional 1% sales tax on such goods and services.

            The Constitution reserves the right to charge an ad valorem tax on real estate and tangible personal property to Florida's local governments. All other forms of taxation are preempted to the State of Florida except as may be provided by general law. Motor vehicles, boats, airplanes, trailers, trailer coaches and mobile homes, as defined by law, may be subject to a license tax for their operation, but may not be subject to an ad valorem tax.

            Under the Constitution, ad valorem taxes may not be levied in excess of the following millage upon the assessed value of real estate and tangible personal property: for all county purposes, ten mills; for all municipal purposes, ten mills; for all school purposes, ten mills; for water management purposes for the northwest portion of the State, .05 mills; for water management purposes for the remaining portion of the State, one mill; and for all other special districts a millage authorized by law and approved by referendum. When authorized by referendum, the above millage caps may be exceeded for up to two years. Counties, school districts, municipalities, special districts and local governmental bodies with taxing powers may issue bonds to finance or refinance capital projects payable from ad valorem taxes in excess of the above millage cap when approved by referendum. It should be noted that several municipalities and counties have charters that further limit either ad valorem taxes or the millage that may be assessed.

            The Florida legislature has passed a number of mandates which limit or place requirements on local governments without providing the local governments with compensating changes in their fiscal resources. The Florida legislature enacted a comprehensive growth management act which forces local governments to establish and implement comprehensive planning programs to guide and control future development. This legislation prohibits public or private development that does not conform with the locality's comprehensive plan. Local governments may face greater requirements for services and capital expenditures than they had previously experienced if their locality experiences increased growth or development. The burden for funding these potential services and capital expenditures which has been left to the local governments may be quite large.

            The State of Florida enacted an amendment to the Florida Constitution ("Amendment 10") which limits ad valorem taxes on homestead real property, effective as of January 1994. Beginning in 1995, Amendment 10 limits the assessed value of homestead real property for ad valorem tax purposes to the lower of (A) three percent (3%) of the assessed value for the prior year; or (B) the percentage change in the Consumer Price Index for the preceding

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calendar year. In addition, no such assessed value shall exceed "just value" and such just value shall be reassessed (notwithstanding the 3% cap) as of January 1 of the year following a change of ownership of the assessed real property.


            The payment on most Florida municipal instruments held by the Florida Intermediate Tax-Exempt Fund will depend upon the issuer's ability to meet its obligations. If the State or any of its political subdivisions were to suffer serious financial difficulties jeopardizing their ability to pay their obligations, the marketability of obligations issued by the State or localities within the State, and the value of the Florida Intermediate Tax-Exempt Fund's portfolio, could be adversely affected.


      ARIZONA MUNICIPAL INSTRUMENTS

      Under its constitution, the State of Arizona is not permitted to issue general obligation bonds secured by the full faith and credit of the State. However, certain agencies and instrumentalities of the State are authorized to issue bonds secured by revenues from specific projects and activities. The State enters into certain lease transactions which are subject to annual renewal at the option of the State. Local governmental units in the State are also authorized to incur indebtedness. The major source of financing for such local government indebtedness is an ad valorem property tax. In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special proceeds of an excise tax, or assessment bonds payable from special assessments. Arizona local governments have also financed public projects through leases which are subject to annual appropriation at the option of the local government.

      There is a statutory restriction on the amount of annual increases in taxes that can be levied by the various taxing jurisdictions in the State without electoral approval. This restriction does not apply to taxes levied to pay general obligation debt.

      There are periodic attempts in the form of voter initiatives and legislative proposals to further limit the amount of annual increases in taxes that can be levied by the various taxing jurisdictions without voter approval. It is possible that if such a proposal were enacted, there would be an adverse impact on State or local government financing. It is not possible to predict whether any such proposals will be enacted in the future or what would be their possible impact on state or local government financing.

      Arizona is required by law to maintain a balanced budget. To achieve this objective, the State has, in the past, utilized a combination of spending reductions and tax increases. In recent years, the State's fiscal situation has improved, even while tax reduction measures have been enacted each year since 1992. In 1992, Arizona voters passed a measure that requires a two-thirds vote of the legislature to increase state taxes. Accordingly, it will be more difficult to reverse tax reductions, which may adversely affect state fund balances and fiscal conditions.

      Arizona state government general fund revenue growth for fiscal years 1996, 1997 and 1998 is forecast to increase 4.1%, 3.7% and 3.2%, respectively, although growth would be

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projected at 10.9%, 4.8% and 7.6%, respectively, for the three years but for legislative changes, principally income and property tax reduction measures as described below. The 5.5% increase in sales and use tax revenue adjusted for reductions resulting from legislative changes, reflects continued strong economic growth in the state. With revenue growth outpacing increased expenditures, the state general fund is projected to end fiscal year 1997 with a total general fund balance of approximately $431 million. The amount of this balance is approximately 8.9% of total general fund revenue for fiscal year 1997. Included in the total balance is a general fund ending balance of approximately $190 million, and a budget stabilization ("rainy day") fund balance of approximately $241 million.

      The fiscal year 1997 budget adopted by the legislature assumed that the total general fund balance carried forward from fiscal year 1996 would be drawn down by approximately $157 million during the course of fiscal year 1997. Based on this assumption and state projections, the total general fund balance at the end of fiscal year 1997 will be lower than for fiscal year 1996.

      Additionally, the 1995 legislature enacted a $200 million income tax reduction package, the 1996 legislature enacted a $200 million property tax reduction package, and the 1997 legislature enacted a $110 million income tax reduction package. There may be additional legislative action during 1998 in the area of tax and school reform, and the 1998 general election ballot may include one or more questions related to these issues and the state's tax structure generally. The outcomes of any legislative actions or ballot questions may adversely affect state fund balances and fiscal conditions.

      Arizona has a diversified economic base which is not dependent on any single industry. Principal economic sectors include services, manufacturing, mining, tourism, and the military. Agriculture, which was at one time a major sector, now plays a much smaller role in the State's economy. For several decades, the population of the State has grown at a substantially higher rate than the population of the United States. While the State's economy flourished during the early 80's, a substantial amount of overbuilding occurred, adversely affecting Arizona-based financial institutions, many of which were placed under the control of the Resolution Trust Corporation. The spillover effects produced further weakening in the State's economy. The Arizona economy has begun to grow again, albeit at a slower pace than experienced before the real estate collapse. The Northern American Free Trade Agreement is generally viewed as beneficial to the State. However, further proposed reductions in Federal military expenditures may adversely affect the Arizona economy.

      OTHER INFORMATION ON CALIFORNIA, FLORIDA AND ARIZONA MUNICIPAL
      INSTRUMENTS


      Northern Trust believes that it is likely that sufficient California, Florida and Arizona municipal instruments and certain specified federal obligations should be available to satisfy the respective investment objectives, policies and limitations of the California, Florida Intermediate Tax-Exempt and the Arizona Tax-Exempt Funds and, with respect to the California Funds, to enable those Funds to invest at least 50% of their respective assets in California municipal instruments. If Northern Funds' Board of Trustees, after consultation with Northern Trust, should for any reason determine that it is impracticable to satisfy a Fund's investment objective, policies and limitations because of the unavailability of suitable investments, the



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
Board would re-evaluate the particular Fund's investment objective and policies and consider changes in its structure and name or possible dissolution.

INVESTMENT RESTRICTIONS

         The Funds are subject to the fundamental investment restrictions enumerated below which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares.

No Fund may:

                  (1) Make loans, except (a) through the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) through repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities.

                  (2) Mortgage, pledge or hypothecate any assets (other than pursuant to reverse repurchase agreements) except to secure permitted borrowings.

                  (3) Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent a Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate.

                  (4) Purchase or sell commodities or commodity contracts or oil or gas or other mineral exploration or development programs or leases, except that each Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, and (other than the Money Market Funds) may enter into futures contracts and related options and forward currency exchange contracts in accordance with its investment objective and policies.

                  (5) Invest in companies for the purpose of exercising control.

                  (6) Act as underwriter of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management policies.

                  (7) Write puts, calls or combinations thereof, except for transactions in options on securities, financial instruments, currencies and indices of securities; futures contracts; options on futures contracts; forward currency exchange contracts; short sales against the box; interest rate and currency swaps; and pair-off transactions. (This restriction does not apply to the Short-Intermediate U.S. Government Fund, California Intermediate Tax-Exempt Fund, Arizona Tax-Exempt Fund, Small Cap Index Fund, High Yield Municipal Fund and High Yield Fixed Income Fund. In addition, this restriction does not apply to any type of option, futures contract, forward contract, short sale, swap or pair-off transaction unless it involves a put, call or combination thereof written by a Fund.)


                  (8) Purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund, except that up to 25% of the value of its total assets may be invested without regard to this 10% limitation; provided that this restriction does not apply to the International Fixed Income Fund, the Florida Intermediate Tax-Exempt Fund, the California Intermediate Tax-Exempt Fund, the Arizona Tax-Exempt Fund or the California Tax-Exempt Fund. (Investments by the Short-Intermediate U.S. Government Fund, Small Cap Index Fund, Mid Cap Growth Fund, High Yield Municipal Fund and High Yield Fixed Income Fund in the securities of other investment companies are also not subject to this investment restriction.)


         In addition, as summarized in the Prospectus, no Fund may:

                  (9) Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations) if, except for the Technology Fund, such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that with respect to each Money Market Fund there is no limitation, and each Money Market Fund reserves freedom of action, when otherwise consistent with its investment policies, to concentrate its investments in obligations (other than commercial paper) issued or guaranteed by U.S. banks (including foreign branches of U.S. banks) and U.S. branches of foreign banks and repurchase agreements and securities loans collateralized by such bank obligations. For the purposes of this restriction, state and municipal governments and their agencies and authorities are not deemed to be industries; as to utility companies, the gas, electric, water and telephone businesses are considered separate industries; personal credit finance companies and business credit finance companies are deemed to be separate industries; and wholly-owned finance companies are considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. The Technology Fund may not, except during temporary defensive periods, purchase the securities of any issuer, if, as a result of such purchase, less than 25% of the assets of the Technology Fund would be invested in the securities of issuers principally engaged in technology business activities. (Investments by the Short-Intermediate U.S. Government Fund, California Intermediate Tax-Exempt Fund, Arizona Tax-Exempt Fund, Small Cap Index Fund, Mid Cap Growth Fund, High Yield Municipal Fund and High Yield Fixed Income Fund in the securities of other investment companies are not subject to this investment restriction.)

                  (10) Borrow money (other than pursuant to reverse repurchase agreements), except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of a Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed one-third of the Fund's total assets. The exceptions in (a) and (b) to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purposes or to facilitate management of a Fund by enabling Northern Funds to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous or not possible. If due to market fluctuations or other reasons the total assets of a Fund fall below 300% of its borrowings, Northern Funds will reduce the borrowings of such Fund in accordance with the 1940 Act. In addition, as a matter of fundamental policy, the Funds may not enter into reverse repurchase agreements exceeding in the aggregate one-third of their respective total assets.


                  (11) Purchase the securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of such Fund's total assets would be invested in such issuer, except that: (a) up to 50% of the value of the California Municipal Money Market Fund's total assets (so long as no more than 25% of the value of its total assets are invested in the securities of any one issuer) and up to 25% of the value of the total assets of each of the other Funds may be invested in any securities without regard to this 5% limitation; and (b) with respect to each Fund, such 5% limitation shall not apply to repurchase agreements collateralized by obligations of the U.S. Government, its agencies or instrumentalities. (This restriction does not apply to the International Fixed Income Fund, the Florida Intermediate Tax-Exempt Fund, the California Intermediate Tax-Exempt Fund, the Arizona Tax-Exempt Fund and the California Tax-Exempt Fund.) (Investments by the Short-Intermediate U.S. Government Fund, Small Cap Index Fund, High Yield Municipal Fund and High Yield Fixed Income Fund in the securities of other investment companies are also not subject to this investment restriction.)



         In addition, as a matter of fundamental policy, the Funds will not issue senior securities except as stated in the Prospectus or this Additional Statement.


         Also, as a matter of fundamental policy, changeable only with the approval of the holders of a majority of the outstanding shares of a Fund, at least 80% of the annual gross income of the Municipal Money Market Fund, California Municipal Money Market Fund, Intermediate Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, Florida Intermediate Tax-Exempt Fund, Tax-Exempt Fund, Arizona Tax-Exempt Fund, California Tax-Exempt Fund and High Yield Municipal Fund will be derived from debt instruments, the interest on which is, in the opinion of bond counsel or counsel for issuers, exempt from regular income tax, except in extraordinary circumstances such as when Northern Trust believes that market conditions indicate that the Fund should adopt a temporary defensive posture by holding uninvested cash or investing in taxable short-term securities.



         As a non-fundamental investment restriction, the International Fixed Income, Florida Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Arizona Tax-Exempt and California Tax-Exempt Funds may not, at the end of any tax quarter, more than 10% of the outstanding voting securities of any one issuer, except that up to 50% of the total value of the assets of each Fund may be invested in any securities without regard to this 10% limitation so long as no more than 25% of the total value of its assets is invested in the securities of any one issuer (except the U.S. Government, its agencies and instrumentalities). Also, as a non-fundamental investment restriction, these Funds will not hold any securities (except U.S. government securities) that would cause, at the end of any tax quarter, more than 5% of their respective total assets to be invested in the securities of any one issuer, except that up to 50% of the respective Fund's total assets may be invested without regard to this limitation so long as no more than 25% of the Fund's total assets are invested in any one issuer (except the U.S. government, its agencies and instrumentalities).


         Except as otherwise provided in Investment Restriction (9), for the purpose of such restriction in determining industry classification with respect to the Funds other than the International Funds and the Technology Fund, Northern Funds intends to use the industry classification titles in the Standard Industrial Classification Manual. With respect to the International Funds, Northern Funds intends to use the Morgan Stanley Capital International industry classification titles. With respect to the Technology Fund, Northern Funds intends to consider an issuer to be principally engaged in technology business activities if such issuer is listed in the Morgan Stanley Index, the H&Q Index, the SoundView Technology Index, the technology grouping of the S&P 500 Index or any other comparable index. The freedom of action reserved in Investment Restriction (9) above with respect to U.S. branches of foreign banks is subject to the requirement that they are subject to the same regulation as domestic branches of U.S. banks, and such freedom with respect to foreign branches of U.S. banks is subject to the requirement that the domestic parent be unconditionally liable in the event that a foreign branch fails to pay on its instruments for any reason. Securities held in escrow or separate accounts in connection with the Funds' investment practices described in this Additional Statement and in the Prospectus are not deemed to be mortgaged, pledged or hypothecated for purposes of the foregoing Investment Restrictions.

         A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's total assets.


         The Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market and California Municipal Money Market Funds intend, as a non-fundamental policy, to diversify their investments in accordance with current SEC regulations. Investments in the securities of any single issuer (excluding cash, cash items, certain repurchase agreements, U.S. Government securities and securities of other investment companies) will be limited to not more than 5% of the value of a Fund's total assets at the time of purchase, except that (a) 25% of the total assets of the California Municipal Money Market Fund may be invested in fewer than five issuers; and 25% of the value of the total assets of the other Money Market Funds may be invested in the securities of any one issuer for a period of up to three Business Days. A security that has an unconditional guarantee meeting special SEC requirements (a "Guarantee") does not need to satisfy the foregoing issuer diversification requirements that would otherwise apply, but the Guarantee is instead subject to the following diversification requirements: Immediately after the acquisition of the security, a Money Market Fund may not have invested more than 10% of its total assets in securities issued by or subject to Guarantees from the same person, except that a Fund, subject to certain conditions, may invest up to 25% of its total assets in securities issued or subject to Guarantees of the same persons. This percentage is 100% if the Guarantee is issued by the U.S. Government or an agency thereof. In addition, the Municipal Money Market and California Municipal Money Market Funds will limit their investments in certain conduit securities that are not in the highest rating category as prescribed by SEC regulations ("Second Tier Securities") to 5% of their total assets, with investments in any one such issuer being limited to no more than 1% of a Fund's total assets or $1 million, whichever is greater, measured at the time of purchase. Conduit securities subject to this limitation are municipal instruments that are not subject to a Guarantee and involve an arrangement whereunder a person, other than a municipal issuer, provides for or secures repayment of the security and are not: (i) fully and unconditionally guaranteed by a municipal issuer; or (ii) payable from the general revenues of the municipal issuer or other municipal issuers; or (iii) related to a project owned and operated by a municipal issuer; or (iv) related to a facility leased to and under the control of an industrial or commercial enterprise that is part of a public project which, as a whole, is owned and under the control of a municipal issuer. The Money Market, U.S. Government and U.S. Government Select Money Market Funds will limit their investments in all Second Tier Securities (that are not subject to Guarantees) in accordance with the foregoing percentage limitations.


         In addition to the foregoing, each Money Market Fund is subject to additional diversification requirements imposed by SEC regulations on the acquisition of securities subject to other types of demand features and puts whereunder a Fund has the right to sell the securities to third parties.

         Each Investment Restriction which involves a maximum percentage (other than the restriction set forth above in Investment Restriction (10)) will not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of the Fund. The 1940 Act requires that if the asset coverage for borrowings at any time falls below the limits described in Investment Restriction (10), the Fund involved will, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the net asset coverage of such borrowings shall conform to such limits.

         Although the foregoing Investment Restrictions would permit the Money Market Funds to acquire options, enter into forward currency contracts and engage in short sales and interest rate and currency swaps, they are not currently permitted to engage in these transactions under SEC regulations. In addition, the U.S. Government Select Money Market Fund does not intend to purchase any bank or corporate obligation during the current fiscal year.


                          ADDITIONAL TRUST INFORMATION


CLASSIFICATION AND HISTORY



         Northern Funds is an open-end, management investment company. Each Fund is classified as diversified under the 1940 Act, except the California Municipal Money Market, California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Arizona

Tax-Exempt, California Tax-Exempt and International Fixed Income Funds. Each Fund is a series of the Trust which was formed as a Massachusetts business trust on October 12, 1993 under an Agreement and Declaration of Trust.


TRUSTEES AND OFFICERS

         Information pertaining to the Trustees and officers of Northern Funds is set forth below.


         Mr. Silas S. Cathcart,*** Chairman of the Board and President, Age 73 222 Wisconsin Avenue, Suite 305, Lake Forest, Illinois 60045. Chairman of Kidder Peabody Inc. from May 1987 until his retirement in December 1989. Director of General Electric Co., Baxter International, Inc. (worldwide development, distribution and manufacture of health care products, systems and services), The Quaker Oats Co., Montgomery Ward, American Academics, Inc., and Allegiance Corporation (healthcare products, systems and services). Retired Director and Trustee of Illinois Tool Works, Inc., and Bradley Trust, respectively.



         Mr. James W. Cozad, Trustee, Age 72, 12094 Lost Tree Way, North Palm Beach, Florida 33408. Vice Chairman of Amoco Corporation from September 1983 to December 1989 and Chairman and CEO of Whitman Corporation (holding company for Pepsi-Cola General Bottlers, Inc.), Midas International Corporation (automotive services) and Hussmann Corporation (refrigeration systems and equipment) from January 1990 until his retirement in May 1992. Retired Director of Whitman Corporation, Eli Lilly and Company (life science products), Inland Steel Company, Inland Steel Industries, Inc., Sears, Roebuck & Company and GATX Corporation (transportation, distribution and warehousing).



         Mr. Wesley M. Dixon, Jr.,* Trustee, Age 71, 400 Skokie Blvd., Suite 300, Northbrook, Illinois 60062. Director of Earl Kinship Capital Corporation since 1985. Vice Chairman and Director of G.D. Searle & Co. (manufacture and sale of food products and pharmaceuticals) from 1977 to 1983 and President of G.D. Searle & Co. prior thereto.



         Mr. William J. Dolan, Jr., Trustee, Age 67, 1534 Basswood Circle, Glenview, Illinois 60025. Partner of Arthur Andersen & Co. S.C. (accounting firm) from 1966 until his retirement in December 1989. Financial Consultant, Ernst & Young from 1992 to 1993 and 1997, Director of Household Bank, Federal Savings Bank since May 1995, and Director of First Central National Life Insurance Company since July 1998.



         Mr. Raymond E. George, Jr.,** Trustee, Age 69, 703 Prospect Avenue, Winnetka, Illinois 60093. Senior Vice President and Senior Fiduciary Officer of The Northern Trust Company from 1990 until his retirement in October 1993.



*        Messrs. Cathcart and Dixon are first cousins.

** Messrs. Cathcart, George and Murphy, and Ms. Skinner are considered to be "interested persons" of Northern Funds as defined in the 1940 Act.

         Mr. Michael E. Murphy,** Trustee, Age 62, Suite 2222, 20 South Clark Street, Chicago, Illinois, 60603. President of Sara Lee Foundation since November 1997. Vice Chairman and Chief Administrative Officer of Sara Lee Corporation (consumer products) from November 1994 to October 1997. Vice Chairman and Chief Financial and Administrative Officer of Sara Lee Corporation from July 1993 to November 1994. Executive Vice President and Chief Financial and Administrative Officer of Sara Lee Corporation from June 1979 to June 1993. Director of Payless Shoe Source, Inc., True North Communications, Inc., American General Corporation, GATX Corporation, and Bassett Furniture Industries, Inc.


         Mary Jacobs Skinner, Esquire,** Trustee, Age 41, One First National Plaza, Chicago, Illinois 60603. Partner in the law firm of Sidley & Austin.


         Miriam M. Allison, Vice President and Treasurer, Age 52, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. President and Director of Sunstone Financial Group, Inc. since 1990, President and Treasurer of Sunstone Distribution Services, LLC since October 1996, President of Northern Funds Distributors, LLC since August 1998 and Vice President of Firstar Trust Company prior thereto.



                  Mary M. Tenwinkel, Vice President, Age 51, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. Vice President of Sunstone Financial Group, Inc. since August of 1993 and Senior Vice President since January, 1996, Vice President of Sunstone Distribution Services, LLC from October 1996 to July 1998, and First Vice President and head of Personal Services Group at Firstar Trust Company prior thereto.



         Anita M. Zagrodnik, Assistant Treasurer, Age 39, 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. Vice President of Sunstone Financial Group, Inc. since 1994. Client Services Manager of Sunstone Financial Group, Inc. from 1990 to 1994.


         Jeffrey A. Dalke, Secretary, Age 48, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107. Partner in the law firm of Drinker Biddle & Reath LLP.

         Certain of the Trustees and officers and the organizations with which they are associated have had in the past, and may have in the future, transactions with Northern Trust, Sunstone and their respective affiliates. Northern Funds has been advised by such Trustees and officers that all such transactions have been and are expected to be in the ordinary course of business and the terms of such transactions, including all loans and loan commitments by such persons, have been and are expected to be substantially the same as the prevailing terms for comparable transactions for other customers. Ms. Allison holds similar positions with one or more investment companies that are distributed by Sunstone. As a result of the responsibilities assumed by Northern Trust under its Advisory Agreement, Transfer Agency Agreement and Custodian Agreement and by Sunstone under its Administration Agreement and Distribution Agreement, Northern Funds itself requires no employees.

         Each Trustee, except the Chairman, earns an annual fee of $25,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. The

Chairman of the Board earns an annual fee of $30,000 and an additional fee of $1,250 for each meeting attended, plus reimbursement of expenses incurred as a Trustee. Northern Funds' officers do not receive fees from Northern Funds for services in such capacities, although Sunstone, of which Mmes. Allison, Tenwinkel and Zagrodnik are also officers, receives fees from Northern Funds for administrative services. Drinker Biddle & Reath LLP, of which Mr. Dalke is a partner, receives legal fees as counsel to Northern Funds.


         For the fiscal year ended March 31, 1999, the Trustees received the following compensation:



                                                         Pension or
                                                         Retirement            Total
                                     Aggregate        Benefits Accrued     Compensation
                                 Compensation from    as Part of Trust    from the Trust
        Name of Trustee              the Trust            Expense            Complex*
--------------------------       -----------------    ----------------    ---------------
Silas S. Cathcart                     $35,000                None            $35,000

James W. Cozad                        $30,000                None            $30,000

Wesley M. Dixon, Jr.                  $27,500                None            $27,500

William J. Dolan, Jr.                 $30,000                None            $30,000

Raymond E. George, Jr.                $30,000                None            $30,000

Michael E. Murphy                     $30,000                None            $30,000

Mary Jacobs Skinner(1)                $22,500                None            $22,500



* This column presents the same information as the first column because none of the Trustees served on a board of another mutual fund related to the Trust.



(1)      Ms. Skinner was appointed to the Board of Trustees on September 18,
         1998.


INVESTMENT ADVISER, TRANSFER AGENT AND CUSTODIAN


         Northern Trust is a wholly-owned subsidiary of The Northern Trust Corporation, a Chicago-based multi-bank holding company with subsidiaries in Colorado, Illinois, Florida, Michigan, New York, Arizona, Georgia, California and Texas. Northern Trust has for more than 100 years managed the assets of individuals, charitable organizations, foundations and large corporate investors. One of the nation's leading providers of trust and investment management services, Northern Trust first entered the mutual fund business in 1983 by offering money market funds to institutional clients. As part of its investment advisory services, Northern Trust offers extensive research services to its clients. As of the date of this Additional Statement, nearly 300 financial institutions nationwide purchase Northern Trust's economic advisory services. As of March 31, 1999, Northern Trust Corporation and its subsidiaries had approximately $27.6 billion in assets and $16.6 billion in deposits. Northern Trust is one of the strongest banking organizations in the United States and its clients include public and private retirement funds, endowments, foundations, trusts, corporations and individuals. Northern Funds complements the banking and personal trust services available through Northern Trust by allowing Northern Trust's banking and trust clients to consolidate the management of their finances and thereby move one step closer to one-stop financial shopping. Northern Funds utilizes a state-of-the-art investor services center. Also, trained investment representatives are available at Northern Trust's offices to assist investors in allocating their investments. Northern Trust believes it has built its organization by serving clients with integrity, a commitment to quality, and personal attention. Its stated mission with respect to all its financial products and services is to achieve unrivaled client satisfaction. Northern Trust manages the Funds through a team of professionals, led by portfolio managers who follow a disciplined process to develop investment strategies. The purpose of this approach is to promote consistent management. The portfolio managers draw upon the resources of Northern Trust's research department with specialists in economic analysis, investment strategy, credit quality and tax law, and which supplies information on interest rates, GNP growth, corporate profits and other factors. NTQA, also a wholly-owned subsidiary of Northern Trust Corporation, serves as investment adviser principally to defined benefit and defined contribution plans and manages over 60 equity and bond commingled and common trust funds. As of March 31, 1999, the Investment Advisers and their affiliates administered approximately $1.3 trillion in assets, including $242.7 billion for which the Investment Advisers had investment management responsibility, for clients including public and private retirement funds, endowments, foundations, trusts, corporations, other investment companies and individuals.



         Subject to the general supervision of the Board of Trustees, Northern Trust makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds (other than the Stock Index, Small Cap Index and Small Cap Funds), and also provides certain ancillary services. NTQA provides similar services to the Stock Index, Small Cap Index and Small Cap Funds. The Investment Advisers are also responsible for monitoring and preserving the records required to be maintained under the regulations of the SEC (with certain exceptions unrelated to its activities for Northern Funds). In making investment recommendations for the Funds, investment advisory personnel may not inquire or take into consideration whether issuers of securities proposed for purchase or sale for the Funds' accounts are customers of Northern Trust's commercial banking department. These requirements are designed to prevent investment advisory personnel for the Funds from knowing which companies have commercial business with Northern Trust and from purchasing securities where they know the proceeds will be used to repay loans to the bank.


         Northern Funds' Investment Advisory and Ancillary Services Agreement with Northern Trust and NTQA (the "Advisory Agreement") has been approved by the Board of Trustees, including the "non-interested" Trustees, and the initial shareholder of Northern Funds. The Advisory Agreement provides that in executing portfolio transactions and in selecting brokers or dealers (a) with respect to common and preferred stocks, the Investment Advisers shall use their best judgment to obtain the best overall terms available, and (b) with respect to other securities, the Investment Advisers shall attempt to obtain best net price and execution. Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

         In assessing the best overall terms available for any transaction, the Investment Advisers are to consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available and in selecting the broker or dealer to execute a particular transaction, the Investment Advisers may consider the brokerage and research services provided to the Funds and/or other accounts over which the Investment Advisers or an affiliate of the Investment Advisers exercise investment discretion. A broker or dealer providing brokerage and/or research services may receive a higher commission than another broker or dealer would receive for the same transaction. These brokerage and research services may include industry and company analyses, portfolio services, quantitative data, market information systems and economic and political consulting and analytical services.


         Supplemental research information so received is in addition to, and not in lieu of, services required to be performed by the Investment Advisers and does not reduce the advisory fees payable to the Investment Advisers by the Funds. The Trustees will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Funds. It is possible that certain of the supplemental research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         For the fiscal years or periods indicated, the amount of commissions paid by each Fund was as follows:


                                     Fiscal Year Ended       Fiscal Year Ended       Fiscal Year Ended
                                      March 31, 1999           March 31, 1998          March 31, 1997
                                      --------------           --------------          --------------
Income Equity Fund                     $______                   $   91,382            $   67,369
Stock Index Fund                       $______                   $   32,541            $   27,972
Growth Equity Fund                     $______                   $  475,781            $  364,847
Select Equity Fund                     $______                   $  312,832            $   96,747
Mid Cap Growth Fund(1)                 $______                          N/A                   N/A
Small Cap Fund                         $______                   $  324,908            $  170,785
International Growth Equity Fund       $______                   $1,455,258            $2,043,586
International Select Equity Fund       $______                   $  610,796            $  634,588
Technology Fund                        $______                   $   79,005            $   40,228



1.       The Mid Cap Growth Fund commenced operations on March 31, 1998.

         No commissions were paid by the Funds to any "affiliated" persons (as defined in the 1940 Act) of the Funds. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Investment Advisers will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         Northern Funds is required to identify any securities of its "regular brokers or dealers" or their parents which Northern Funds acquired during its most recent fiscal year.


[UPDATE]


         During the fiscal year ended March 31, 1998, the Money Market Fund acquired or sold securities of Banque Paribas, Bear Stearns & Co., Inc., Donaldson, Lufkin & Jenrette, General Electric Capital, Goldman, Sachs & Co. and Lehman Brothers. As of March 31, 1998 the Money Market Fund owned securities of Banque Paribas and Donaldson, Lufkin & Jenrette in the amounts of $60,494,000 and $250,000,000 respectively.

         During the fiscal year ended March 31, 1998, the U.S. Government Money Market Fund acquired or sold securities of HSBC Security and SBC Warburg. As of March 31, 1998, the U.S. Government Money Market Fund owned securities of HSBC Security and SBC Warburg in the amounts of $100,000,000 and $71,125,000 respectively.

         During the fiscal year ended March 31, 1998, the U.S. Government Select Money Market Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the Municipal Money Market Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the California Municipal Money Market Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the U.S. Government Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the Intermediate Tax-Exempt Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998; the Florida Intermediate Tax-Exempt Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the Fixed Income Fund acquired or sold securities of Donaldson, Lufkin & Jenrette, its regular broker-dealer. As of March 31, 1998, the Fixed Income Fund owned securities of Donaldson, Lufkin & Jenrette in the amount of $166,000.

         During the fiscal year ended March 31, 1998, the Tax-Exempt Fund did not acquire or sell securities of its regular broker-dealers.

         During the fiscal year ended March 31, 1998, the International Fixed Income Fund acquired or sold securities of Banque Paribas, Deutsche Bank and Societe Generale Securities. As of March 31, 1998, the International Fixed Income Fund owned securities of Banque Paribas in the amount of $1,000.

         During the fiscal year ended March 31, 1998, the Income Equity Fund acquired or sold securities of Societe Generale Securities, its regular broker-dealer.

         During the fiscal year ended March 31, 1998, the Stock Index Fund acquired or sold securities of Banque Paribas, Toronto Dominion and West Deutsche Landesbank. As of March 31 1998, the Stock Index Fund owned securities of Banque Paribas in the amount of $4,376,000.

         During the fiscal year ended March 31, 1998, the Growth Equity Fund acquired or sold securities of Banque Paribas, Credit Agricole and Societe Generale Securities. As of March 31, 1998, the Growth Equity Fund owned securities of Banque Paribas in the amount of $4,729,000.

         During the fiscal year ended March 31, 1998, the Select Equity Fund acquired or sold securities of Banque Paribas and Societe Generale Securities. As of March 31, 1998, the Select Equity Fund owned securities of Banque Paribas in the amount of $644,000.

         During the fiscal year ended March 31, 1998, the Small Cap Fund acquired or sold securities of Banque Paribas and Societe Generale Securities. As of March 31, 1998, the Small Cap Fund owned securities of Banque Paribas in the amount of $6,115,000.

         During the fiscal year ended March 31, 1998, the International Growth Equity Fund acquired or sold securities of Banque Paribas, Deutsche Bank and Societe Generale Securities. As of March 31, 1998 the International Growth Equity Fund owned securities of Deutsche Bank and Societe Generale Securities in the amount of $3,010,000 and $3,202,000, respectively.

         During the fiscal year ended March 31, 1998, the International Select Equity Fund acquired or sold securities of Banque Paribas and Societe Generale. As of March 31, 1998, the International Select Equity Fund owned securities of Banque Paribas and Societe Generale Securities in the amount of $4,684,000 and $2,402,000, respectively.

         During the fiscal year ended March 31, 1998, the Technology Fund acquired or sold securities of Banque Paribas and Societe Generale Securities. As of March 31, 1998, the Technology Fund owned securities of Banque Paribas in the amount of $1,786,000.

         During the fiscal year ended March 31, 1998 the Mid Cap Growth Fund, Small Cap Index Fund, Short-Intermediate U.S. Government Fund, California Intermediate Tax-Exempt Fund, Arizona Tax-Exempt Fund, California Tax-Exempt Fund, High Yield Municipal Fund and High Yield Fixed Income Fund had not yet commenced operations.

         During the fiscal year ending March 31, 1998, Northern Funds directed brokerage transactions to brokers because of research services provided. The amount of such transactions and related commissions were as follows: for the Income Equity Fund, $49,163,298 in research commission transactions and $76,541 in research commissions; for the Stock Index Fund, $62,748,694 in research commission transactions and $32,228 in research commissions; for the Growth Equity Fund, $302,474,555 in research commission transactions and $393,830 in research commissions; for the Select Equity Fund, $191,006,224 in research commission transactions and $251,643 in research commissions; for the Small Cap Fund, $8,875,175 in research commission transactions and $16,309 in research commissions; for the International Growth Equity Fund, $229,881,000 in research commission transactions and $713,913 in research commissions; for the International Select Equity Fund, $110,614,844 in research commission transactions and $319,271 in research commissions; and for the Technology Fund, $49,775,366 in research commission transactions and $69,816 in research commissions.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Investment Advisers believe such practice to be in the Funds' interests.


         Northern Trust's investment advisory duties for Northern Funds are carried out through its Trust Department. On occasions when an Investment Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts managed by it (including any other portfolio, investment company or account for which an Investment Adviser acts as adviser), the Agreement provides that the Investment Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for such Fund with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for the Fund or the amount of the securities that are able to be sold for the Fund. To the extent that the execution and price available from more than one broker or dealer are believed to be comparable, the Agreement permits each Investment Adviser, at its discretion but subject to applicable law, to select the executing broker or dealer on the basis of the Investment Adviser's opinion of the reliability and quality of the broker or dealer.


         The Advisory Agreement provides that the Investment Advisers may render similar services to others so long as their services under such Agreement are not impaired thereby. The

Advisory Agreement also provides that Northern Funds will indemnify the Investment Advisers against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of the Agreement) or, in lieu thereof, contribute to resulting losses.

         From time to time, the Investment Advisers may voluntarily waive a portion or all of their fees otherwise payable to it with respect to the Funds.

         For the fiscal years or periods indicated, Northern Trust received advisory fees, after fee waivers, as follows:



                                            Fiscal Year Ended    Fiscal Year Ended     Fiscal Year Ended
                                             March 31, 1999(1)    March 31, 1998(2)     March 31, 1997(3)
                                             ---------------      ---------------       ---------------
Money Market Fund                               $15,349,562          $ 9,490,597        $ 5,197,260
U.S. Government Money Market Fund               $ 1,730,444          $ 1,364,316        $   950,352
U.S. Government Select Money Market             $ 1,450,638          $   673,956        $   297,792
Fund
Municipal Money Market Fund                     $ 8,162,930          $ 6,064,365        $ 4,796,468
California Municipal Money Market Fund          $ 1,091,368          $   719,108        $   494,616
U.S. Government Fund                            $ 1,895,842          $ 1,527,868        $ 1,199,667
Intermediate Tax-Exempt Fund                    $ 2,242,387          $ 1,973,661        $ 1,741,679
Florida Intermediate Tax-Exempt Fund            $   196,206          $   125,977        $         0
Fixed Income Fund                               $ 1,752,818          $ 1,105,332        $   779,240
Tax-Exempt Fund                                 $ 1,365,071          $ 1,035,810        $   874,423
California Tax-Exempt Fund                      $   404,924          $    88,551                N/A
International Fixed Income Fund                 $   118,107          $   129,287        $   111,384
High Yield Municipal Fund                       $         0                  N/A                N/A
High Yield Fixed Income Fund                    $         0                  N/A                N/A
Income Equity Fund                              $   978,113          $   818,335        $   519,235
Stock Index Fund(4)                             $   490,454          $   226,431        $         0
Growth Equity Fund                              $ 4,529,273          $ 3,339,695        $ 2,267,044
Select Equity Fund                              $ 1,249,368          $   802,297        $   369,460
Mid Cap Growth Fund                             $   216,101                  N/A                N/A
Small Cap Fund(4)                               $ 2,669,690          $ 2,460,252        $ 1,468,705
International Growth Equity Fund                $ 1,946,058          $ 1,756,185        $ 1,817,708


                                            Fiscal Year Ended    Fiscal Year Ended     Fiscal Year Ended
                                             March 31, 1999(1)    March 31, 1998(2)     March 31, 1997(3)
                                             ---------------      ---------------       ---------------

International Select Equity Fund                $ 1,195,310          $ 1,138,571        $ 1,111,449
Technology Fund                                 $ 1,757,940          $   754,963        $   198,909



1. The High Yield Municipal and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.



2.       The California Tax-Exempt Fund commenced operations on April 8, 1997.


3. The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996 and the Technology Fund commenced operations on April 1, 1996.



4. NTQA assumed investment advisory responsibilities for these Funds on April 1, 1998.

         For the fiscal years or periods indicated, Northern Trust voluntarily waived and reimbursed advisory fees for each of the Funds as follows:


                                                Fiscal Year Ended   Fiscal Year Ended   Fiscal Year Ended
                                                 March 31, 1999(1)   March 31, 1998(2)   March 31, 1997(3)
                                                 -----------------   -----------------   -----------------
Money Market Fund                                 $7,674,790          $4,745,304          $2,622,157
U.S. Government Money Market Fund                 $  865,224          $  682,159          $  519,441
U.S. Government Select Money Market Fund          $  725,320          $  632,972          $  419,570
Municipal Money Market Fund                       $4,081,471          $3,032,186          $2,417,444
California Municipal Money Market Fund            $  545,685          $  568,061          $  497,282
U.S. Government Fund                              $        0          $        0          $   31,267
Intermediate Tax-Exempt Fund                      $  160,168          $  140,974          $  153,096
Florida Intermediate Tax-Exempt Fund              $   23,427          $   26,197          $   53,960
Fixed Income Fund                                 $        0          $        0          $   36,750
Tax-Exempt Fund                                   $   97,545          $   73,985          $   99,421
California Tax-Exempt Fund                        $   28,923          $   53,795                 N/A
International Fixed Income Fund                   $   15,857          $   10,037          $   34,638
High Yield Municipal Fund                         $   10,562                 N/A                 N/A
High Yield Fixed Income Fund                      $   41,621                 N/A                 N/A
Income Equity Fund                                $  172,607          $  144,411          $  138,239
Stock Index Fund(4)                               $  245,227          $  117,685          $   70,191
Growth Equity Fund                                $  799,277          $  589,353          $  440,662
Select Equity Fund                                $  514,443          $  330,356          $  209,152

                                                Fiscal Year Ended   Fiscal Year Ended   Fiscal Year Ended
                                                 March 31, 1999(1)   March 31, 1998(2)   March 31, 1997(3)
                                                 -----------------   -----------------   -----------------
Mid Cap Growth Fund                               $   93,569                 N/A                 N/A
Small Cap Fund(4)                                 $1,099,279          $1,013,041          $  639,770
International Growth Equity Fund                  $  389,208          $  351,234          $  368,198
International Select Equity Fund                  $  239,060          $  227,712          $  225,196
Technology Fund                                   $  351,585          $  150,991          $   89,958



1. The High Yield Municipal and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.


2.       The California Tax-Exempt Fund commenced operations on April 8, 1997.


3. The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996 and the Technology Fund commenced operations on April 1, 1996.


4. NTQA assumed investment advisory responsibilities for these Funds on April 1, 1998.


         Under its Transfer Agency Agreement with Northern Funds, Northern Trust has undertaken, among other things, to perform the following services: (1) answer shareholder inquiries and respond to requests for information regarding Northern Funds; (2) process purchase and redemption transactions; (3) establish and maintain shareholder accounts and subaccounts; (4) furnish confirmations in accordance with applicable law, and provide periodic account statements to each shareholder; (5) furnish proxy statements and proxies, annual and semi-annual financial statements, and dividend, distribution and tax notices to shareholders; (6) act as income disbursing agent; and (7) maintain appropriate records relating to its services. Northern Trust may appoint one or more sub-transfer agents in the performance of its services.

         As compensation for the services rendered by Northern Trust under the Transfer Agency Agreement and the assumption by Northern Trust of related expenses, Northern Trust is entitled to a fee from Northern Funds, payable monthly, at an annual rate of .10% of the average daily net asset value of each of the Funds.

         For the fiscal years or periods indicated, the amount of transfer agency fees incurred by each of the Funds was as follows:


                                        Fiscal Year Ended    Fiscal Year Ended   Fiscal Year Ended
                                         March 31, 1999(1)   March 31, 1998(2)    March 31, 1997(3)
                                         ---------------     -----------------   ------------------
Money Market Fund                          $3,837,356          $2,372,628            $1,299,295
U.S. Government Money Market Fund          $  432,607          $  341,076            $  244,185
U.S. Government Select Money               $  362,656          $  217,819            $  119,115
Market Fund
Municipal Money Market Fund                $2,040,714          $1,516,077            $1,199,098

                                        Fiscal Year Ended    Fiscal Year Ended   Fiscal Year Ended
                                         March 31, 1999(1)   March 31, 1998(2)    March 31, 1997(3)
                                         ---------------     -----------------   ------------------
California Municipal Money Market          $  272,840          $  214,526            $  164,871
Fund
U.S. Government Fund                       $  252,777          $  203,714            $  164,123
Intermediate Tax-Exempt Fund               $  320,338          $  281,949            $  251,858
Florida Intermediate Tax-Exempt            $   29,284          $   20,290            $    6,302
Fund
Fixed Income Fund                          $  233,707          $  147,377            $  108,797
Tax-Exempt Fund                            $  195,008          $  147,971            $  129,549
California Tax-Exempt Fund                 $   57,846          $   18,926                   N/A
International Fixed Income Fund            $   14,885          $   15,480            $   16,224
High Yield Municipal Fund                  $    1,408                 N/A                   N/A
High Yield Fixed Income Fund               $    5,549                 N/A                   N/A
Income Equity Fund                         $  115,071          $   96,274            $   65,560
Stock Index Fund                           $  122,613          $   57,352            $    8,670
Growth Equity Fund                         $  532,850          $  392,901            $  270,025
Select Equity Fund                         $  146,983          $   94,387            $   48,045
Mid Cap Growth Fund                        $   30,967                 N/A                   N/A
Small Cap Fund                             $  314,078          $  289,438            $  175,244
International Growth Equity Fund           $  194,604          $  175,617            $  181,765
International Select Equity Fund           $  119,530          $  113,856            $  111,143
Technology Fund                            $  175,792          $   75,496            $   23,916




1. The High Yield Municipal and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.



2.       The California Tax-Exempt Fund commenced operations on April 8, 1997.



3. The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996; and the Technology Fund commenced operations on April 1, 1996.


         Northern Trust maintains custody of the assets of the Funds (other than the International Funds) pursuant to the terms of its Custodian Agreement with Northern Funds. Northern Trust maintains custody of the assets of the International Funds pursuant to the terms of its Foreign Custody Agreement with Northern Funds. Under each of these agreements, Northern Trust (l) holds each Fund's cash and securities, (2) maintains such cash and securities in separate accounts in the name of the Fund, (3) makes receipts and disbursements of funds on behalf of the Fund, (4) receives, delivers and releases securities on behalf of the Fund, (5) collects and receives all income, principal and other payments in respect of the Fund's investments held by Northern Trust under the agreement, and (6) maintains the accounting records of Northern Funds. Northern Trust may employ one or more subcustodians under the Custody Agreement, provided that Northern Trust shall, subject to certain monitoring responsibilities, have no more responsibility or liability to Northern Funds on account of any action or omission of any subcustodian so employed than such subcustodian has to Northern Trust and that the responsibility or liability of the subcustodian to Northern Trust shall conform to the resolution of the Trustees of Northern Funds authorizing the appointment of the particular subcustodian. Northern Trust may also appoint an agent to carry out such of the provisions of the Custody Agreement as Northern Trust may from time to time direct. Under its Foreign Custody Agreement, Northern Trust has entered into agreements with financial institutions and depositories located in foreign countries with respect to the custody of the International Funds' foreign securities.

         As compensation for the services rendered to each Fund (other than the International Funds) under the Custodian Agreement, and the assumption by Northern Trust of certain related expenses, Northern Trust is entitled to payment from each of the Funds as follows: (a) a basic custodial fee of (i) $18,000 annually for each Fund, plus (ii) 1/100th of 1% annually of each Fund's average daily net assets to the extent they exceed $100 million, plus (b) a basic accounting fee of (i) $25,000 annually for each Fund, plus (ii) 1/100th of 1% annually of each Fund's average daily net assets to the extent they exceed $50 million, plus (c) a fixed dollar fee for each trade in portfolio securities, plus (d) a fixed dollar fee for each time that Northern Trust as Custodian receives or transmits funds via wire, plus (e) reimbursement of expenses incurred by Northern Trust as Custodian for telephone, postage, courier fees, office supplies and duplicating. The fees referred to in clauses (c) and (d) are subject to annual upward adjustments based on increases in the Consumer Price Index for All Urban Consumers, provided that Northern Trust may permanently or temporarily waive all or any portion of any upward adjustment.

         As compensation for the services rendered to the International Funds under the Foreign Custody Agreement, and the assumption by Northern Trust of certain related expenses, Northern Trust is entitled to payment from each of those Funds as follows: (i) $35,000 annually for each Fund, plus (ii) 9/100th of 1% annually of each Fund's average daily net assets, plus (iii) reimbursement for fees incurred by Northern Trust as foreign Custodian for telephone, postage, courier fees, office supplies and duplicating. As compensation for basic accounting services rendered to the International Funds by Northern Trust, Northern Trust is entitled to receive $25,000 for the first $50 million of each of those Fund's average daily net assets and 1/100th of 1% of each Fund's average daily net assets in excess of $50 million.

         Northern's fees under the Custodian Agreement and Foreign Custody Agreement are subject to reduction based on the Funds' daily uninvested cash balances (if any).

         For the fiscal years or periods indicated, the amount of custody and fund accounting fees incurred by each of the Funds was as follows:



                                   Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
                                    March 31, 1999(1)    March 31, 1998(2)     March 31, 1997(3)
                                    -----------------    -----------------     -----------------
Money Market Fund                         $844,081          $540,182               $319,698
U.S. Government Money Market              $136,794          $114,701               $ 90,285
Fund
U.S. Government Select Money              $110,597          $ 79,062               $ 61,237
Market Fund
Municipal Money Market Fund               $478,551          $358,220               $280,150
California Municipal Money                $100,159          $ 86,643               $ 72,486
Market Fund
U.S. Government Fund                      $ 85,772          $ 72,223               $ 65,101
Intermediate Tax-Exempt Fund              $103,042          $ 91,127               $ 87,303
Florida Intermediate Tax-Exempt           $ 48,986          $ 46,979               $ 31,173
Fund
Fixed Income Fund                         $ 84,111          $ 64,094               $ 57,834
Tax-Exempt Fund                           $ 78,492          $ 64,384               $ 60,461
California Tax-Exempt Fund                $ 50,725          $ 48,223                    N/A
International Fixed Income Fund           $ 77,396          $ 74,075               $ 75,592
High Yield Municipal Fund                 $ 14,132               N/A                    N/A
High Yield Fixed Income Fund              $ 14,132               N/A                    N/A
Income Equity Fund                        $ 61,425          $ 56,325               $ 54,136
Stock Index Fund                          $122,803          $133,408               $ 64,425
Growth Equity Fund                        $143,431          $115,833               $ 92,102
Select Equity Fund                        $ 72,051          $ 60,090               $ 51,726
Mid Cap Growth Fund                       $ 44,274               N/A                    N/A
Small Cap Fund                            $141,187          $136,631               $ 88,231
International Growth Equity Fund          $257,479          $228,550               $239,257


                                   Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
                                    March 31, 1999(1)    March 31, 1998(2)     March 31, 1997(3)
                                    -----------------    -----------------     -----------------
International Select Equity Fund          $182,139          $167,301               $168,250
Technology Fund                           $ 78,748          $ 55,245               $ 63,987



(1.) The High Yield Municipal and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.


(2.)     The California Tax-Exempt Fund commenced operations on April 8, 1997.


(3.) The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996; and the Technology Fund commenced operations on April 1, 1996.



         Unless sooner terminated, Northern Funds' Advisory Agreement, Transfer Agency Agreement, Custodian Agreement and Foreign Custody Agreement will continue in effect with respect to a particular Fund until March 31, 2000, and thereafter for successive 12-month periods, provided that the continuance is approved at least annually (a) by the vote of a majority of the Trustees who are not parties to the agreement or "interested persons" (as such term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval and (b) by the Trustees or by the vote of a majority of the outstanding shares of the Fund (as defined under "Description of Shares"). Each agreement is terminable at any time without penalty by Northern Funds (by specified Trustee or shareholder action) on 60 days' written notice to Northern Trust (or NTQA) and by Northern Trust (or NTQA) on 60 days' written notice to Northern Funds.



         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered open-end investment company continuously engaged in the issuance of its shares, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. Northern Trust and NTQA believe that they may perform the services contemplated by their agreements with Northern Funds without violation of such banking laws or regulations, which are applicable to them. It should be noted, however, that future changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Northern Trust and NTQA from continuing to perform such services for Northern Funds.


         Should future legislative, judicial or administrative action prohibit or restrict the activities of Northern Trust or NTQA in connection with the provision of services on behalf of Northern Funds, Northern Funds might be required to alter materially or discontinue its arrangements with Northern Trust and NTQA and change its method of operations. It is not anticipated, however, that any change in Northern Funds' method of operations would affect the net asset value per share of any Fund or result in a financial loss to any shareholder. Moreover, if current restrictions preventing a bank from legally sponsoring, organizing, controlling or distributing shares of an open-end investment company were relaxed, Northern Funds expects that Northern Trust and its affiliates would consider the possibility of offering to perform some or all of the services now provided by Sunstone. It is not possible, of course, to predict whether or in what form such restrictions might be relaxed or the terms upon which Northern Trust and its affiliates might offer to provide services for consideration by the Trustees.


         Northern is active as an underwriter of municipal instruments. Under the 1940 Act, the Funds are precluded, subject to certain exceptions, from purchasing in the primary market those municipal instruments with respect to which Northern is serving as a principal underwriter. In the opinion of Northern, this limitation will not significantly affect the ability of the Funds to pursue their respective investment objectives.


         In the Advisory Agreement, Northern Trust agrees that the name "Northern" may be used in connection with Northern Funds' business on a royalty-free basis. Northern Trust has reserved to itself the right to grant the non-exclusive right to use the name "Northern" to any other person. The Advisory Agreement provides that at such time as the Agreement is no longer in effect, Northern Funds will cease using the name "Northern."

ADMINISTRATOR AND DISTRIBUTOR

         Under its Administration Agreement, Sunstone has agreed, subject to the direction and control of Northern Funds' Board of Trustees and utilizing information provided by Northern Funds and its agents, to (1) provide office space, facilities, equipment and personnel to carry out its services; (2) compile data for and prepare with respect to the Funds timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act and Semi-Annual Reports on Form N-SAR; (3) prepare for execution by Northern Funds and file all federal income and excise tax returns and state income tax returns (and such other required tax filings as may be agreed to by the parties) other than those required to be made by Northern Funds' custodian and transfer agent; (4) prepare compliance filings relating to the registration of the securities of the Funds pursuant to state securities laws with the advice of Northern Funds' counsel;
(5) assist the Fund accountants with preparing the Annual and Semi-Annual Reports required pursuant to Section 30(d) under the 1940 Act; (6) assist to the extent requested by Northern Funds with the preparation of the Registration Statement for the Funds (on Form N-1A or any replacement therefor) and any amendments thereto, and proxy materials; (7) prepare and monitor each Fund's expense accruals and cause all appropriate expenses to be paid from Fund assets on proper authorization from the Fund; (8) assist in the acquisition of the Funds' fidelity bond required by the 1940 Act, monitor the amount of the bond and make the necessary SEC filings related thereto; (9) from time to time as Northern Funds may reasonably request or as Sunstone deems appropriate, check each Fund's compliance with the policies and limitations relating to portfolio investments as set forth in the Prospectus, Additional Statement and Declaration of Trust and monitor each Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended (but this function shall not relieve the Fund's Investment Adviser of its day-to-day responsibility for such compliance); (10) maintain, and/or coordinate with the other service providers the maintenance of, the accounts, books and other documents required pursuant to Rule 31a-1(a) and (b) under the 1940 Act; and (11) generally assist in each

Fund's administrative operations. In addition, Sunstone has agreed to monitor Northern Funds' arrangements with respect to services provided by Service Organizations. Under the Administration Agreement, Sunstone is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Sunstone in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.



         For its administrative services, Sunstone is entitled to an administration fee, computed daily and payable monthly, at the annual rate of 0.15% of the Funds' average aggregate daily net assets. For the fiscal years or periods indicated, Sunstone received, after waivers, administrative fees as follows:



                                      Fiscal Year Ended        Fiscal Year Ended      Fiscal Year Ended
                                       March 31, 1999(1)       March 31, 1998(2)      March 31, 1997(3)
                                       -----------------       -----------------      -----------------
Money Market Fund                           $2,447,894            $1,186,568            $1,164,584
U.S. Government Money Market                $  294,367            $  217,652            $  218,281
Fund
U.S. Government Select Money                $  226,085            $  124,207            $   23,962
Market Fund
Municipal Money Market Fund                 $1,339,727            $  929,212            $1,075,662
California Municipal Money                  $  176,849            $  131,467            $   81,496
Market Fund
U.S. Government Fund                        $  171,664            $  124,997            $  195,647
Intermediate Tax-Exempt Fund                $  215,890            $  178,379            $  301,417
Florida Intermediate Tax-Exempt             $   17,638            $   11,284            $    7,174
Fund
Fixed Income Fund                           $  154,709            $   85,293            $  129,589
Tax-Exempt Fund                             $  128,048            $   92,041            $  154,841
California Tax-Exempt Fund                  $   35,426            $    6,684                   N/A
International Fixed Income Fund             $   10,053            $   10,534            $   19,435
High Yield Municipal Fund                   $      708                   N/A                   N/A
High Yield Fixed Income Fund                $    2,958                   N/A                   N/A
Income Equity Fund                          $   78,886            $   57,142            $   77,746
Stock Index Fund                            $   77,739            $   30,318            $    9,252

                                      Fiscal Year Ended        Fiscal Year Ended      Fiscal Year Ended
                                       March 31, 1999(1)       March 31, 1998(2)      March 31, 1997(3)
                                       -----------------       -----------------      -----------------
Growth Equity Fund                          $  349,439            $  235,526            $  320,662
Select Equity Fund                          $   94,686            $   53,548            $   56,368
Mid Cap Growth Fund                         $   14,391
Small Cap Fund                              $  224,567            $  157,708            $  208,264
International Growth Equity Fund            $  132,079            $  115,012            $  219,176
International Select Equity Fund            $   82,930            $   74,312            $  133,479
Technology Fund                             $   87,044            $   41,187            $   27,287



(1.) The High Yield Municipal Fund and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.


(2.)     The California Tax-Exempt Fund commenced operations on April 8, 1997.


(3.) The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996; and the Technology Fund commenced operations on April 1, 1996.

         For the fiscal years or periods indicated, Sunstone waived administrative fees with respect to each Fund as follows:

                                           Fiscal Year Ended        Fiscal Year Ended      Fiscal Year Ended
                                           March 31, 1999(1)       March 31, 1998(2)      March 31, 1997(3)
                                           -----------------       -----------------      -----------------
Money Market Fund                                 $3,308,194            $2,372,408            $  790,270
U.S. Government Money Market Fund                 $  354,550            $  293,967            $  149,167
U.S. Government Select Money Market               $  317,904            $  202,525            $  155,378
Fund
Municipal Money Market Fund                       $1,721,373            $1,344,926            $  727,816
California Municipal Money Market Fund            $  232,414            $  244,331            $  166,479
U.S. Government Fund                              $  207,505            $  180,577            $   51,170
Intermediate Tax-Exempt Fund                      $  264,621            $  244,548            $   77,538
Florida Intermediate Tax-Exempt Fund              $   26,288            $   19,151            $    2,308
Fixed Income Fund                                 $  195,856            $  135,774            $   34,026
Tax-Exempt Fund                                   $  164,475            $  129,918            $   39,928
California Tax-Exempt Fund                        $   51,343            $   21,785                   N/A
International Fixed Income Fund                   $   12,274            $   12,687            $    4,953

                                             Fiscal Year Ended       Fiscal Year Ended      Fiscal Year Ended
                                             March 31, 1999(1)       March 31, 1998(2)      March 31, 1997(3)
                                             -----------------       -----------------      -----------------
High Yield Municipal Fund                         $    1,405                   N/A                   N/A
High Yield Fixed Income Fund                      $    5,367                   N/A                   N/A
Income Equity Fund                                $   93,722            $   87,270            $   20,875
Stock Index                                       $  106,182            $   55,711            $    3,836
Growth Equity Fund                                $  449,843            $  353,831            $   85,494
Select Equity Fund                                $  125,790            $   88,034            $   15,958
Mid Cap Growth Fund                               $   32,060                   N/A                   N/A
Small Cap Fund                                    $  246,554            $  276,453            $   55,295
International Growth Equity Fund                  $  159,830            $  148,415            $   54,062
International Select Equity Fund                  $   96,366            $   96,473            $   33,602
Technology Fund                                   $  176,646            $   72,057            $    8,821



(1.) The High Yield Municipal Fund and High Yield Fixed Income Funds commenced operations on December 31, 1998 and the Mid Cap Growth Fund commenced operations on March 31, 1998.


(2.)     The California Tax-Exempt Fund commenced operations on April 8, 1997.


(3.) The Florida Intermediate Tax-Exempt Fund commenced operations on August 15, 1996; the Stock Index Fund commenced operations on October 7, 1996; and the Technology Fund commenced operations on April 1, 1996.



        Northern Funds has also entered into a Distribution Agreement under which Northern Funds Distributors, LLC, as agent, sells shares of each Fund on a continuous basis. Northern Funds Distributors, LLC pays the cost of printing and distributing prospectuses to persons who are not shareholders of Northern Funds (excluding preparation and typesetting expenses) and of certain other distribution efforts. No compensation is payable by Northern Funds to Northern Funds Distributors, LLC for such distribution services. Northern Funds Distributors, LLC is an affiliate of Sunstone. Miriam M. Allison, Vice President and Treasurer of Northern Funds is President of Northern Funds Distributors, LLC.



         The Administration Agreement and the Distribution Agreement provide that Sunstone and Northern Funds Distributors, LLC, respectively, may render similar services to others so long as their services under the respective Agreements are not impaired thereby. The Administration and Distribution Agreements provide that Northern Funds will indemnify Sunstone and Northern Funds Distributors, LLC, respectively, against certain liabilities (including liabilities under the federal securities laws relating to untrue statements or omissions of material fact and actions that are in accordance with the terms of such Agreements) under certain circumstances.



         Under a Service Mark License Agreement, Northern Trust Corporation agrees that the name "Northern Funds" may be used in connection with Northern Funds' business on a royalty-free basis. Northern Trust Corporation has reserved to itself the right to grant the non-exclusive right to use the name "Northern Funds" to any other person. The

Agreement provides that at such time as the Agreement is no longer in effect, Northern Funds Distributors, LLC will cease using the name "Northern Funds."


SERVICE ORGANIZATIONS

         As stated in the Funds' Prospectus, the Funds may enter into agreements from time to time with Service Organizations providing for support and/or distribution services to customers of the Service Organizations who are the beneficial owners of Fund shares. Under the agreements, the Funds may pay Service Organizations up to .25% (on an annualized basis) of the average daily net asset value of the shares beneficially owned by their customers. Support services provided by Service Organizations under their agreements may include:
(a) processing dividend and distribution payments from a Fund; (b) providing information periodically to customers showing their share positions; (c) arranging for bank wires; (d) responding to customer inquiries; (e) providing subaccounting with respect to shares beneficially owned by customers or the information necessary for subaccounting; (f) forwarding shareholder communications; (g) assisting in processing share purchase, exchange and redemption requests from customers; (h) assisting customers in changing dividend options, account designations and addresses; and (i) other similar services requested by the Funds. In addition, Service Organizations may provide assistance (such as the forwarding of sales literature and advertising to their customers) in connection with the distribution of Fund shares.

         The Funds' arrangements with Service Organizations under the agreements are governed by two Plans (a Service Plan and a Distribution and Service Plan), which have been adopted by the Board of Trustees and (in the case of the Distribution and Service Plan) by the initial shareholder of Northern Funds. Because the Distribution and Service Plan contemplates the provision of services related to the distribution of Fund shares (in addition to support services), that Plan has been adopted in accordance with Rule 12b-1 under the 1940 Act. In accordance with the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended in connection with the Funds' arrangements with Service Organizations and the purposes for which the expenditures were made. In addition, the Funds' arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Funds as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

         The Board of Trustees believes that there is a reasonable likelihood that their arrangements with Service Organizations will benefit each Fund and its shareholders. Any material amendment to the arrangements with Service Organizations under the agreements must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees), and any amendment to increase materially the costs under the Distribution and Service Plan with respect to a Fund must be approved by the holders of a majority of the outstanding shares of the Fund involved. So long as the Distribution and Service Plan is in effect, the selection and nomination of the members of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Northern Funds will be committed to the discretion of such disinterested Trustees.

         For the fiscal period ended March 31, 1999, the Money Market Fund, U.S. Government Money Market Fund, Income Equity Fund, Growth Equity Fund, Stock Index Fund, Select Equity Fund, Small Cap Fund, International Growth Equity Fund, International Select Equity Fund and Technology Fund paid fees of $25,567, $29,542, $146, $37, $37, $73, $110, $957, $37 and $2,103, respectively, under the Service Plan. No other Funds paid fees under either Plan.


         For the fiscal period ended March 31, 1998, the Money Market Fund, U.S. Government Money Market Fund, Income Equity Fund, Growth Equity Fund, Select Equity Fund, Small Cap Fund, International Select Equity Fund and Technology Fund paid fees of $107, $40,296, $181, $145, $440, $368, $78 and $449, respectively, under the Service Plan. No other Funds paid fees under either
Plan.


         For the fiscal period ended March 31, 1997, the Municipal Money Market Fund and the U.S. Government Money Market Fund paid fees of $98 and $59,754, respectively, under the Service Plan. No other Funds paid fees under either Plan.


COUNSEL AND AUDITORS

         Drinker Biddle & Reath LLP, with offices at 1345 Chestnut Street, Suite 1100, Philadelphia, Pennsylvania 19107, serve as counsel to Northern Funds.


         Arthur Andersen LLP, independent accountants, 33 West Monroe Street, Chicago, Illinois 60603-5385 serve as auditors for Northern Funds. The financial statements dated March 31, 1999, incorporated by reference into this Additional Statement have been incorporated in reliance on the report of Arthur Andersen LLP given on the authority of said firm as experts in auditing and accounting.



IN-KIND PURCHASES AND REDEMPTIONS


         Payment for shares of a Fund may, in the discretion of Northern Trust, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment, contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; and that adequate information be provided concerning the basis and other tax matters relating to the securities.


         Although each Fund generally will redeem shares in cash, each Fund reserves the right to pay redemptions by a distribution in kind of securities (instead of cash) from such Fund. The securities distributed in kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Fund's net asset value per share. If a shareholder receives redemption proceeds in kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.


AUTOMATIC INVESTING PLAN

         The Automatic Investing Plan permits an investor to use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help investors reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. Dollar Cost Averaging does not assure a profit and does not protect against losses in a declining market. In addition, while investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an investor ultimately redeems shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels.


DIRECTED REINVESTMENTS


         In addition to having your income dividends and/or capital gains distributions reinvested in shares of the Fund from which such distributions are paid, you may elect the directed reinvestment option and have dividends and capital gains distributions automatically invested in another Northern Fund. Reinvestments can only be directed to an existing Northern Funds account (which must meet the minimum investment requirement). Directed reinvestments may be used to invest funds from a regular account to another regular account, from a qualified plan account to another qualified plan account, or from a qualified plan account to a regular account. Directed reinvestments from a qualified plan account to a regular account may have adverse tax consequences including imposition of a penalty tax and, therefore, you should consult your own tax adviser before commencing these transactions.


REDEMPTIONS AND EXCHANGES


         Exchange requests received on a Business Day prior to the time shares of the Funds involved in the request are priced will be processed on the date of receipt. "Processing" a request means that shares in the Fund from which the shareholder is withdrawing an investment will be redeemed at the net asset value per share next determined on the date of receipt. Shares of the new Fund into which the shareholder is investing will also normally be purchased at the net asset value per share next determined coincident to or after the time of redemption. Exchange requests received on a Business Day after the time shares of the Funds involved in the request are priced will be processed on the next Business Day in the manner described above.


         Northern Funds may redeem shares involuntarily to reimburse a Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' Prospectus from time to time. Northern Funds may also redeem shares involuntarily if the redemption is appropriate to carry out Northern Funds' responsibilities under the 1940 Act (see, e.g., "Amortized Cost Valuation").



RETIREMENT PLANS


         Shares of the Funds may be purchased in connection with certain tax-sheltered retirement plans, including profit-sharing plans, 401(k) plans, money purchase pension plans, target benefit plans and individual retirement accounts. Further information about how to participate in these plans, the fees charged and the limits on contributions can be obtained from Northern Trust. To invest through any of the tax-sheltered retirement plans, please call Northern Trust for information and the required separate application. To determine whether the benefits of a tax-sheltered retirement plan are available and/or appropriate, a shareholder should consult with a tax adviser.


EXPENSES


         Except as set forth above and in this Additional Statement, each Fund is responsible for the payment of its expenses. These expenses include, without limitation, the fees and expenses payable to Northern Trust and Sunstone, brokerage fees and commissions, fees for the registration or qualification of Fund shares under federal or state securities laws, expenses of the organization of Northern Funds, taxes, interest, costs of liability insurance, fidelity bonds, indemnification or contribution, any costs, expenses or losses arising out of any liability of, or claim for damages or other relief asserted against Northern Funds for violation of any law, legal, tax and auditing fees and expenses, expenses of preparing and printing prospectuses, statements of additional information, proxy materials, reports and notices and the printing and distributing of the same to the Funds' shareholders and regulatory authorities, compensation and expenses of its Trustees, payments to Service Organizations, fees of industry organizations such as the Investment Company Institute, and miscellaneous and extraordinary expenses incurred by Northern Funds.


         Northern Trust and Sunstone intend to voluntarily reimburse a portion of the Funds' expenses and/or reduce their advisory and administrative fees from the Funds during the current fiscal year. The result of these reimbursements and fee reductions will be to increase the performance of the Funds during the periods for which the reductions and reimbursements are made.


                             PERFORMANCE INFORMATION

MONEY MARKET FUNDS


         From time to time Northern Funds may advertise quotations of "yields" and "effective yields" with respect to each Money Market Fund, and the Municipal Money Market Fund and the California Municipal Money Market Fund may advertise their "tax-equivalent yields" and "tax-equivalent effective yields." These yield figures will fluctuate, are based on historical earnings and are not intended to indicate future performance. "Yield" refers to the net investment income generated by an investment in the Fund over a seven-day period identified in the advertisement. This net investment income is then "annualized." That is, the amount of net investment income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.


         In arriving at quotations as to "yield," Northern Funds first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.


         "Effective yield" is calculated similarly but, when annualized, the net investment income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "effective yield" with respect to the shares of a Money Market Fund is computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.



         The "tax-equivalent yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free yield. It is calculated by taking that portion of the seven-day "yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent current yield" will always be higher than the Fund's yield.


         "Tax-equivalent yield" is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate and then adding the quotient to the taxable portion of the yield, if any. There may be more than one tax-equivalent yield if more than one stated income tax rate is used.


         The "tax-equivalent effective yield" demonstrates the level of taxable yield necessary to produce an after-tax yield equivalent to a Fund's tax-free effective yield. It is calculated by taking that portion of the seven-day "effective yield" which is tax-exempt and adjusting it to reflect the tax savings associated with a stated tax rate. The "tax-equivalent effective yield" will always be higher than the Fund's effective yield.


         "Tax-equivalent effective yield" is computed by dividing the tax-exempt portion of the effective yield by 1 minus a stated income tax-rate, and then adding the quotient to the taxable portion of the effective yield, if any. There may be more than one tax-equivalent effective yield, if more than one stated income tax rate is used.


         The annualized yield of each Money Market Fund for the seven-day period ended March 31, 1999 was as follows (1):

                                                                         Effective       Tax-Equivalent        Tax-Equivalent
                                                           Yield           Yield              Yield           Effective Yield
                                                           -----           -----              -----           ---------------
Money Market Fund                                          4.50%           4.60%               N/A                  N/A
U.S. Government Money Market Fund                          4.46%           4.56%               N/A                  N/A
U.S. Government Select Money Market Fund                   4.38%           4.47%               N/A                  N/A
Municipal Money Market Fund                                2.49%           2.52%              3.61%                3.65%
California Municipal Money Market Fund                     2.41%           2.44%              3.49%                3.54%



(1.) An income tax rate of 31% is used in the calculation of tax-equivalent yield and tax-equivalent effective yield.


         The information set forth in the foregoing table reflects certain fee reductions and expense limitations. See "Additional Trust Information - Investment Adviser, Transfer Agent and Custodian" and "Administrator and Distributor." In the absence of such fee reductions and expense limitations, the annualized yield of each Fund for the same seven-day period would have been as follows(1):



                                                                         Effective       Tax-Equivalent        Tax-Equivalent
                                                           Yield           Yield              Yield           Effective Yield
                                                           -----           -----              -----           ---------------
Money Market Fund                                          4.46%           4.56%               N/A                  N/A
U.S. Government Money Market Fund                          4.39%           4.39%               N/A                  N/A
U.S. Government Select Money Market Fund                   4.30%           4.39%               N/A                  N/A
Municipal Money Market Fund                                2.44%           2.47%              3.54%                3.58%
California Municipal Money Market Fund                     2.36%           2.39%              3.42%                3.46%



(1.) An income tax rate of 31% is used in the calculation of tax-equivalent yield and tax-equivalent effective yield.


         A Money Market Fund may also quote, from time to time, total return information using the formula described in the following section.

NON-MONEY MARKET FUNDS


         The Non-Money Market Funds calculate their total returns separately on an "average annual total return" basis for various periods. Average annual total return reflects the average annual percentage change in value of an investment in the Fund over the measuring period. Total returns for each Non-Money Market Fund may also be calculated on an "aggregate total return" basis for various periods. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return reflect changes in the price of the shares and assume that any dividends and capital gain distributions made by a Fund during the period are reinvested in the shares of the Fund. When considering average total return figures for periods longer than one year, it is important to note that the annual total return of a Fund for any one year in the period might have been more or less than the average for the entire period. The Non-Money Market Funds may also advertise from time to time the total return on a year-by-year or other basis for various specific periods by means of quotations, charts, graphs or schedules.


         A Non-Money Market Fund calculates its "average annual total return" by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                          1
                                          -
                                     (ERV)n
                                 T = (---) - 1
                                     ( P )


         Where:            T =              average annual total return;

                           ERV =            ending redeemable value of a
                                            hypothetical $1,000 payment made at
                                            the beginning of the 1, 5 or 10 year
                                            (or other) periods at the end of the
                                            applicable period (or a fractional
                                            portion thereof);

                           P =              hypothetical initial payment of $1,000;
                                            and

                           n =              period covered by the computation, expressed
                                            in years.



         A Non-Money Market Fund calculates its "aggregate total return" by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:






                                          [(ERV)]
      Aggregate Total Return =        T = [(---)] - 1
                                          [( P )]

         The calculations set forth below are made assuming that (a) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, and (b) all recurring fees charged to all shareholder accounts are included. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                                                    FOR PERIODS ENDED MARCH 31, 1999
                                                     AVERAGE ANNUAL TOTAL RETURNS (%)
                                                                                     SINCE
                                             1 YEAR      5 YEAR      10 YEAR       INCEPTION
                                             ------      ------      -------       ---------
U.S. GOVERNMENT FUND                         6.01%       5.99%         N/A           5.99%
(4/1/94 inception)

INTERMEDIATE TAX-EXEMPT FUND                 4.88%       5.27%         N/A           5.27%
(4/1/94 inception)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND         5.38%        N/A          N/A           6.28%
(8/15/96 inception)

FIXED INCOME FUND                            5.18%       7.35%         N/A           7.35%
(4/1/94 inception)

TAX-EXEMPT FUND                              5.47%       6.73%         N/A           6.73%
(4/1/94 inception)

CALIFORNIA TAX-EXEMPT FUND                   6.20%        N/A          N/A           9.09%
(4/8/97 inception)

INTERNATIONAL FIXED INCOME FUND              9.68%       6.78%         N/A           6.78%
(4/1/94 inception)

INCOME EQUITY FUND                           0.67%       13.18%        N/A          13.18%
(4/1/94 inception)

STOCK INDEX FUND                             17.78%       N/A          N/A          28.82%
(10/7/96 inception)

GROWTH EQUITY FUND                           24.72%      22.54%        N/A          22.54%
(4/1/94 inception)

SELECT EQUITY FUND                           28.79%       N/A          N/A          24.90%
(4/6/94 inception)





                                                         AGGREGATE TOTAL RETURNS (%)
                                                                                       SINCE
                                             1 YEAR       5 YEAR       10 YEAR       INCEPTION
                                             ------       ------       -------       ---------
U.S. GOVERNMENT FUND                          6.01%       33.74%         N/A           33.74%
(4/1/94 inception)

INTERMEDIATE TAX-EXEMPT FUND                  4.88%       29.28%         N/A           29.28%
(4/1/94 inception)

FLORIDA INTERMEDIATE TAX-EXEMPT FUND          5.38%         N/A          N/A           17.36%
(8/15/96 inception)

FIXED INCOME FUND                             5.18%       42.55%         N/A           42.55%
(4/1/94 inception)

TAX-EXEMPT FUND                               5.47%       38.50%         N/A           38.50%
(4/1/94 inception)

CALIFORNIA TAX-EXEMPT FUND                    6.20%         N/A          N/A           18.80%
(4/8/97 inception)

INTERNATIONAL FIXED INCOME FUND               9.68%       38.84%         N/A           38.84%
(4/1/94 inception)

INCOME EQUITY FUND                            0.67%       85.70%         N/A           85.70%
(4/1/94 inception)

STOCK INDEX FUND                             17.78%         N/A          N/A           87.49%
(10/7/96 inception)

GROWTH EQUITY FUND                           24.72%       176.29%        N/A           176.29%
(4/1/94 inception)

SELECT EQUITY FUND                           28.79%         N/A          N/A           203.19%
(4/6/94 inception)

                                                    FOR PERIODS ENDED MARCH 31, 1999
                                                     AVERAGE ANNUAL TOTAL RETURNS (%)
                                                                                     SINCE
                                             1 YEAR      5 YEAR      10 YEAR       INCEPTION
                                             ------      ------      -------       ---------
MID CAP GROWTH FUND                          17.19%       N/A          N/A          17.19%
(3/31/98 inception)

SMALL CAP FUND                              (23.46)%     8.92%         N/A           8.92%
(4/1/94 inception)

INTERNATIONAL GROWTH EQUITY FUND             13.04%      8.28%         N/A           8.28%
(4/1/94 inception)

INTERNATIONAL SELECT EQUITY FUND             9.16%        N/A          N/A           7.44%
(4/5/94 inception)

TECHNOLOGY FUND                              79.97%       N/A          N/A          49.16%
(4/1/96 inception)






                                                        AGGREGATE TOTAL RETURNS (%)
                                                                                       SINCE
                                             1 YEAR       5 YEAR       10 YEAR       INCEPTION
                                             ------       ------       -------       ---------
MID CAP GROWTH FUND                          17.19%         N/A          N/A           17.19%
(3/31/98 inception)

SMALL CAP FUND                              (23.46)%      53.32%         N/A           53.32%
(4/1/94 inception)

INTERNATIONAL GROWTH EQUITY FUND             13.04%       48.82%         N/A           48.82%
(4/1/94 inception)

INTERNATIONAL SELECT EQUITY FUND              9.16%         N/A          N/A           43.08%
(4/5/94 inception)

TECHNOLOGY FUND                              79.97%         N/A          N/A           231.84%
(4/1/96 inception)

         The yield of a Non-Money Market Fund is computed based on the Fund's net income during a specified 30-day (or one month) period. More specifically, the Fund's yield is computed by dividing the per share net income during the relevant period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis.


         A Non-Money Market Fund calculates its 30-day (or one month) standard yield in accordance with the method prescribed by the SEC for mutual funds:





                                [(a-b    ) 6  ]
                       YIELD = 2[(--- + 1) - 1]
                                [(cd )        ]

Where:                     a =      dividends and interest earned during the period;

                           b =      expenses accrued for the period (net of reimbursements);

                           c =      average daily number of shares outstanding
                                    during the period entitled to receive dividends;
                                    and

                           d =      net asset value per share on the last day of the
                                    period.


         Based on the foregoing calculations, for the 30-day period ended March 31, 1999, the yields for the U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal, High Yield Fixed Income and Income Equity Funds, after fee waivers, were 4.77%, 3.26%, 3.42%, 5.20%, 3.84%, 3.77%, 2.55%, 3.26%, 7.43% and 2.83%, respectively. Also for the 30-day period ended March 31, 1999, the yields for the U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal and High Yield Fixed Income Funds, absent fee waivers, were 4.68%, 3.18%, 3.16%, 5.01%, 3.75%, 3.61%, 1.64%, (0.80)%, 6.29% and 2.69%, respectively.



         A Non-Money Market Fund's "tax-equivalent" yield is computed by: (a) dividing the portion of the Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the quotient to that portion, if any, of the Fund's yield that is not exempt from federal income tax. For the 30-day period ended March 31, 1999, and using a federal income tax rate of 31%, the 30-day tax-equivalent yields, after fee waivers, were 4.72%, 4.96%, 5.57%, 5.46% and 4.72% for the Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, California Tax-Exempt and High Yield Municipal Funds, respectively. Also, for the 30-day period ended March 31, 1999, and using a federal income tax rate of 31%, the 30-day tax-equivalent yields, absent fee waivers, were 4.61%, 4.58%, 5.43%, 5.23% and (0.80)% for the Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, California Tax-Exempt and High Yield Municipal Funds, respectively.

GENERAL INFORMATION

         The performance information set forth above includes the reinvestment of dividends and distributions. Certain performance information set forth above reflects fee waivers in effect; in the absence of fee waivers, these performance figures would be reduced. Any fees imposed by Northern Trust, NTQA or other Service Organizations on their customers in connection with investments in the Funds are not reflected in Northern Funds' calculations of performance for the Funds.

         Each Fund's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Fund as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing net asset value and determining performance.


         The performance of each Fund may be compared to those of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc. or to the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 or 1000 Small Stock Index, the Consumer Price Index of the Dow Jones Industrial Average. In addition, performance of the U.S. Government and Fixed Income Funds may be compared to the Lehman Brothers Government Bond Index (or its two components, the Treasury Bond Index and Agency Bond Index), the Lehman Brothers Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index and the Lehman Brothers Government/Corporate Bond Index. Performance of the Intermediate Tax-Exempt and Tax-Exempt Funds may be compared to the Lehman Brothers Municipal Bond or 5-Year Municipal Bond Indices; performance of the California Intermediate Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund California Intermediate Index; performance of the Florida Intermediate Tax-Exempt Fund may be compared to the Lehman Brothers Florida Intermediate Tax-Exempt Index; performance of the Arizona Tax-Exempt Fund may be compared to the Lehman Brothers Arizona Municipal Bond Index; performance of the California Tax-Exempt Fund may be compared to the Lehman Brothers California Municipal Exempt Index and performance of the California Intermediate Tax-Exempt Fund, Florida Intermediate Tax-Exempt Fund, Arizona Tax-Exempt Fund and California Tax-Exempt Fund may be compared to the Lehman Brothers Mutual Fund Intermediate Municipal Index. Performance of the High Yield Municipal Fund may be compared to Lehman Brothers Municipal Non-Investment Grade Bond Index. Performance of the High Yield Fixed Income Fund may be compared to Merrill Lynch High Yield Master II Index, Lehman Brothers High Yield Corporate Bond Index and Salomon Brothers Extended High-Yield Market Index. Performance of the Income Equity Fund may be compared to the Merrill Lynch Investment Grade Convertible Bond Index. Performance of the International Funds may be compared to the Mortan Stanley Capital International Europe, Australia and Far East Index ("EAFE"), the Morgan Stanley EAFE blended with Emerging Markets Free Index and the J.P. Morgan International Government Bond Index. Performance of the Technology Fund may be compared to the Morgan Stanley Index, the Hambrecht and Quist Technology Index, the SoundView Technology Index, the technology grouping of the S&P 500 Index and any other comparable technology index. Performance data as reported in national financial publications such as Money, Forbes, Barron's The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. From time to time, the Funds may also quote the mutual fund ratings of Morningstar, Inc. and other services in their advertising materials.


         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds,

Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment in the Fund, but also of the additional Fund shares received through reinvestment.

         The Funds may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of Northern Trust and NTQA as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Funds may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of a Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may include lists of representative clients of Northern Trust and NTQA. Materials may refer to the CUSIP numbers of the Funds and may illustrate how to find the listings of the Funds in newspapers and periodicals. Materials may also include discussions of other Funds, products, and services.

         The Funds may quote various measures of volatility and benchmark correlation in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data.

         The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

         A Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

         Advertisements and sales materials relating to a Fund may include information regarding the background and experience of its portfolio managers.



                                 NET ASSET VALUE


         As stated in the Prospectus, each Money Market Fund seeks to maintain a net asset value of $1.00 per share and, in this connection, values its instruments on the basis of amortized cost pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the Fund sold the instrument. During such periods the yield to investors in the Fund may differ somewhat from that obtained in a similar entity which uses available indications as to market value to value its portfolio instruments. For example, if the use of amortized cost resulted in a lower (higher) aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield and ownership interest than would result from investment in such similar entity and existing investors would receive less
(more) investment income and ownership interest. However, Northern Funds expects that the procedures and limitations referred to in the following paragraphs of this section will tend to minimize the differences referred to above.

         Under Rule 2a-7, Northern Funds' Board of Trustees, in supervising the Funds' operations and delegating special responsibilities involving portfolio management to Northern Trust, has established procedures that are intended, taking into account current market conditions and the Funds' investment objectives, to stabilize the net asset value of each Money Market Fund, as computed for the purposes of purchases and redemptions, at $1.00 per share. The Trustees' procedures include periodic monitoring of the difference (the "Market Value Difference") between the amortized cost value per share and the net asset value per share based upon available indications of market value. Available indications of market value consist of actual market quotations or appropriate substitutes which reflect current market conditions and include (a) quotations or estimates of market value for individual portfolio instruments and/or (b) values for individual portfolio instruments derived from market quotations relating to varying maturities of a class of money market instruments. In the event the Market Value Difference exceeds 1/2 of 1%, the Trustees' procedures provide that the Trustees will take such steps as they consider appropriate (e.g., selling portfolio instruments to shorten average portfolio maturity or to realize capital gains or losses, reducing or suspending shareholder income accruals, redeeming shares in kind, or utilizing a net asset value per share based upon available indications of market value which under such circumstances would vary from $1.00) to eliminate or reduce to the extent reasonably practicable any material dilution or other unfair results to investors or existing shareholders which might arise from Market Value Differences. In particular, if losses were sustained by a Fund, the number of outstanding shares might be reduced in order to maintain a net asset value per share of $1.00. Such reduction would be effected by having each shareholder proportionately contribute to the Fund's capital the necessary shares to restore such net asset value per share. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Fund.

         Rule 2a-7 requires that each Money Market Fund limit its investments to instruments which Northern Trust determines to present minimal credit risks and which are "Eligible Securities" as defined by the SEC and described in the Prospectus. The Rule also requires that each Money Market Fund maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its policy of maintaining a stable net asset value per share and precludes the purchase of any instrument deemed under the Rule to have a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Rule requires a Money Market Fund to invest its available cash in such a manner as to reduce such maturity to the prescribed limit as soon as reasonably practicable.


         Securities held by the other Funds that are listed on a recognized U.S. or foreign securities exchange are valued at the last quoted sales price on the securities exchange on which the securities are primarily traded, except that securities listed on an exchange in the United Kingdom are valued at the average of the closing bid and ask prices. If securities listed on a U.S. exchange are not traded on a valuation date, they will be valued at the last quoted bid price. If securities traded on a foreign securities exchange are not traded on a valuation date, they will be valued at the most recent quoted sales price. Securities that are traded in the U.S. over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Securities which are traded in the foreign over-the-counter markets are valued at the last sales price, except that such securities traded in the United Kingdom are valued at the average of the closing bid and ask prices. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by Northern Trust under the supervision of the Board of Trustees. Temporary short-term investments are valued at amortized cost which Northern Trust has determined, pursuant to Board authorization, approximates market value. Securities may be valued on the basis of prices provided by independent pricing services when those prices are believed to reflect the fair market value of the securities.



         Northern Trust is not required to calculate the net asset value of a Fund on days during which no shares are tendered to a Fund for redemption and no orders to purchase or sell shares are received by a Fund, or on days on which there is an insufficient degree of trading in the Fund's portfolio securities for changes in the value of such securities to affect materially the net asset value per share.


                                      TAXES

         The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

         The discussions of federal and state tax consequences in the Prospectus and this Additional Statement are based on the Code and the laws and regulations issued thereunder as in effect on the date of this Additional Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL - GENERAL INFORMATION

         Each Fund intends to qualify as a regulated investment company under
Part I of Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is generally exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its tax-exempt income and 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below.

         In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that have been paid with respect to such shares.


         Dividends and distributions from each Fund will generally be taxable to you in the tax year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid by December 31.


         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" from domestic corporations received by the Fund for the year. A dividend usually will be treated as a "qualifying dividend" if it has been received from a domestic corporation. A portion of the dividends paid by the Income Equity Fund, Stock Index Fund, Growth Equity Fund, Select Equity Fund, Mid Cap Growth, Small Cap Index Fund, Small Cap Fund and Technology Fund, may constitute "qualifying dividends." The other Funds, however, are not expected to pay qualifying dividends.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

         The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

      Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FEDERAL - TAX-EXEMPT INFORMATION


      As described in the Prospectus, the Municipal Money Market, California Municipal Money Market, Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt and High Yield Municipal Funds are designed to provide investors with federally tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions or for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, the Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.



      In order for the Municipal Money Market, California Municipal Money Market, Intermediate Tax-Exempt, California Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Tax-Exempt, Tax-Exempt, Arizona Tax-Exempt, California Tax-Exempt or High Yield Municipal Funds to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of the Fund must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by a Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by a Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.


      Interest on indebtedness incurred by a shareholder to purchase or carry shares of a tax exempt Fund generally is not deductible for federal income tax purposes to the extent attributable to exempt-interest-dividends. If a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends earned with respect to the shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular distributions for investment companies that regularly distribute at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Additional Statement.


      Corporate taxpayers will be required to take into account all exempt-interest dividends from the Tax-Exempt Funds and the Municipal Funds in determining certain adjustments for alternative minimum tax purposes.



      The Funds will determine annually the percentages of their respective net investment income which are exempt from tax, which constitute an item of tax preference for purposes of the federal alternative minimum tax, and which are fully taxable, and will apply these percentages uniformly to all dividends declared from net investment income during that year. These percentages may differ significantly from the actual percentages for any particular day.


      Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS


      The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.



      In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


SPECIAL STATE TAX CONSIDERATIONS PERTAINING TO THE CALIFORNIA FUNDS

      Assuming each of the California Funds qualifies as a regulated investment company, it will be relieved of liability for California state franchise and corporate income tax to the extent its earnings are distributed to its shareholders. Each of the California Funds may be taxed on its undistributed taxable income. If for any year one of the California Funds does not qualify as a regulated investment company, all of that Fund's taxable income (including interest income on

California municipal instruments for franchise tax purposes only) may be subject to California state franchise or income tax at regular corporate rates.



      If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company, or series thereof, consists of (i) obligations the interest on which, if held by an individual, is exempt from taxation by California ("California municipal instruments") and (ii) certain U.S. Government and U.S. possession obligations ("Federal Obligations"), then a regulated investment company, or series thereof, will be qualified to pay dividends exempt from California state personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). "Series" of a regulated investment company is defined as a segregated portfolio of assets, the beneficial interest in which is defined as a series of stock of the company. Each of the California Funds intends to qualify under the above requirements so that it can pay California exempt-interest dividends. If one of the California Funds fails to so qualify, no part of that Fund's dividends to shareholders will be exempt from the California state personal income tax. Each of the California Funds may reject purchase orders for shares if it appears desirable to avoid failing to so qualify.



      Within 60 days after the close of its taxable year, each of the California Funds will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which is exempt from California state personal income tax. The total amount of California exempt-interest dividends paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California municipal instruments and Federal Obligations over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax-exempt income or amortizable bond premium and would thus not be deductible under federal income or California state personal income tax law. The percentage of total dividends paid by the Fund with respect to any taxable year which qualifies as California exempt-interest dividends will be the same for all shareholders receiving dividends from the Fund with respect to such year.



      In cases where shareholders are "substantial users" or "related persons" with respect to California municipal instruments held by one of the California Funds, such shareholders should consult their tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such obligations retain California state personal income tax exclusion. In this connection, rules similar to those regarding the possible unavailability of federal exempt-interest dividend treatment to "substantial users" are applicable for California state tax purposes. See "Federal - Tax-Exempt Information" above.


      To the extent any dividends paid to shareholders are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends and will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes. See "Federal - General Information" above. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of one of the California Funds is not deductible for California state personal income tax purposes if that Fund distributes California exempt-interest dividends during the shareholder's taxable year.

      California may tax income derived from repurchase agreements involving federal obligations because such income represents a premium paid at the time the government obligations are repurchased rather than interest paid by the issuer of the obligations.

      The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the California Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the California Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of a Fund's dividends constituting California exempt-interest dividends is excludable from income for California state personal income tax purposes only. Any dividends paid to shareholders subject to California state franchise tax or California state corporate income tax may therefore be taxed as ordinary dividends to such purchasers notwithstanding that all or a portion of such dividends is exempt from California state personal income tax. Accordingly, potential investors in one of the California Funds, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

SPECIAL STATE TAX CONSIDERATIONS PERTAINING TO THE FLORIDA INTERMEDIATE TAX-EXEMPT FUND

      The State of Florida does not currently impose an income tax on individuals. Thus, individual shareholders of the Florida Intermediate Tax-Exempt Fund will not be subject to any Florida income tax on distributions received from the Fund. However, Florida does currently impose an income tax on certain corporations. Consequently, distributions may be taxable to corporate shareholders.

      The State of Florida currently imposes an "intangibles tax" at the annual rate of 2 mills or 0.20% on certain securities and other intangible assets owned by Florida residents. With respect to the first mill, or first .10%, of the intangibles tax, every natural person is entitled each year to an exemption of the first $20,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $40,000. With respect to the last 1 mill, or last .10%, of the intangibles tax, every natural person is entitled each year to an exemption of the first $100,000 of the value of the property subject to the tax. A husband and wife filing jointly will have an exemption of $200,000. Notes, bonds and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) as well as cash are exempt from this intangibles tax. If on December 31 of any year the portfolio of the Florida Intermediate Tax-Exempt Fund consists solely of such exempt assets, then the Fund's shares will be exempt from the Florida intangibles tax payable in the following year.

      In order to take advantage of the exemption from the intangibles tax in any year, the Fund must sell any non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets including cash prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Fund's investment return and might exceed any increased investment return the Fund achieved by investing in non-exempt assets during the year.

      Outside the State of Florida, income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

SPECIAL STATE TAX CONSIDERATIONS PERTAINING TO THE ARIZONA TAX-EXEMPT FUND

      Individuals, trusts and estates who are subject to Arizona income tax will not be subject to such tax on dividends paid by the Arizona Tax-Exempt Fund, to the extent that such dividends qualify as exempt-interest dividends of a regulated investment company under Section 852(b)(5) of the Code and are attributable to either (i) obligations of the State of Arizona or its political subdivisions thereof or (ii) obligations issued by the governments of Guam, Puerto Rico, or the Virgin Islands. In addition, dividends paid by the Arizona Tax-Exempt Fund which are attributable to interest payments on direct obligations of the United States government will not be subject to Arizona income tax to the extent the Arizona Tax-Exempt Fund qualifies as a regulated investment company under Subchapter M of the Code. Other distributions from the Arizona Tax-Exempt Fund, however, such as distributions of short-term or long-term capital gains, will generally not be exempt from Arizona income tax.

      There are no municipal income taxes in Arizona. Moreover, because shares of the Arizona Tax-Exempt Fund are intangibles, they are not subject to Arizona property tax. Shareholders of the Arizona Tax-Exempt Fund should consult their tax advisors about other state and local tax consequences of their investment in the Arizona Tax-Exempt Fund.


                             DESCRIPTION OF SHARES

      The Trust Agreement permits Northern Funds' Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more separate series representing interests in different investment portfolios. Northern Funds may hereafter create series in addition to Northern Funds' existing series, which represent interests in twenty-seven portfolios, each of which is discussed in this Additional Statement. Under the terms of the Trust Agreement, each share of each Fund has a par value of $.0001, represents a proportionate interest in the particular Fund with each other share of its class and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. Upon any liquidation of a Fund, shareholders of each class of a Fund are entitled to share pro rata in the net assets belonging to that class available for distribution. Shares do not have any preemptive or conversion rights. The right of redemption is described under "Redeeming and Exchanging Shares" in the Prospectus. Pursuant to the terms of the 1940 Act, the right of a shareholder to redeem shares and the date of payment by a Fund may be suspended for more than seven days (a) for any period during which the New York Stock Exchange is closed, other than the customary weekends or holidays, or trading in the markets the Fund normally utilizes is closed or is restricted as determined by the SEC, (b) during any emergency, as determined by the SEC, as a result of which it is not reasonably practicable for the Fund to dispose of instruments owned by it or fairly to determine the value of its net assets, or (c) for such other period as the SEC may by order permit for the protection of the shareholders of the Fund. Northern Funds may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions. In addition, Northern Funds reserves the right to adopt, by action of the Trustees, a policy pursuant to which it may, without shareholder approval, redeem upon not less than 30 days' notice all of a Fund's shares if such shares have an aggregate value below a designated amount and if the Trustees determine that it is not practical, efficient or advisable to continue the operation of such Fund and that any applicable requirements of the 1940 Act have been met. Shares when issued as described in the Prospectus are validly issued, fully paid and nonassessable, except as stated below. In the interests of economy and convenience, certificates representing shares of the Funds are not issued.


      The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to that Fund and with a share of the general liabilities of Northern Funds. Expenses with respect to the portfolios of Northern Funds are normally allocated in proportion to the net asset value of the respective portfolios except where allocations of direct expenses can otherwise be fairly made.


      Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Each Fund entitled to vote on a matter will vote in the aggregate and not by Fund, except as required by law or when the matter to be voted on affects only the interests of shareholders of a particular series.


      Rule 18f-2 under the 1940 Act provides that any matter required by the provisions of the 1940 Act or applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as Northern Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment portfolio affected by such matter. Rule 18f-2 further provides that an investment portfolio shall be deemed to be affected by a matter unless the interests of each investment portfolio in the matter are substantially identical or the matter does not affect any interest of the investment portfolio. Under the Rule, the approval of an investment advisory agreement, a distribution plan subject to Rule 12b-1 under the 1940 Act or any change in a fundamental investment policy would be effectively acted upon with respect to an investment portfolio only if approved by a majority of the outstanding shares of such investment portfolio. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees are exempt from the separate voting requirements stated above.

      The term "majority of the outstanding shares" of either Northern Funds or a particular Fund or investment portfolio means, with respect to the approval of an investment advisory

\agreement, a distribution plan or a change in a fundamental investment policy, the vote of the lesser of (i) 67% or more of the shares of Northern Funds or such Fund or portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of Northern Funds or such Fund or portfolio.


      As of May 19, 1999 Northern and its affiliates held of record substantially all of the outstanding shares of the Non-Money Market Funds as agent, custodian, trustee or investment adviser on behalf of their customers. At such date, The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675, and its affiliate banks held as beneficial owner five percent or more of the outstanding shares of the Non-Money Market Funds because they possessed sole or shared voting or investment power with respect to such shares. As of May 19, 1999 the names and share ownership of the entities or individuals which held of record or beneficially more than 5% of the outstanding shares of any Fund were as follows: Money Market Fund: Northern Trust Bank - Miami on behalf of its customers, 17.09%, Short Term Investment Fund, 20.83%, Northern Trust Bank - M&I Sweep Account, 5.22%; U.S. Government Money Market Fund: Sahara Enterprises, Inc. Fixed Income Portfolio, 10.09%, Northern Trust Bank - M&I Sweep Account, 11.98%; Municipal Money Market Fund: Northern Trust Bank - Miami on behalf of its customers, 28.96% and Northern Trust Bank - M&I Sweep Account, 5.47%; U.S. Government Select Money Market Fund: Northern Trust Bank - Miami on behalf of its customers, 31.12%; Florida Intermediate Tax-Exempt Fund: Abraham General Partnership, 5.59%, Donaldson, Lufkin & Jenrette, 11.78% and John C. Schumann, Jr., 7.40%; California Municipal Money Market Fund: Northern Trust Bank - M&I Sweep Account, 12.03%; Stock Index Fund: Donaldson, Lufkin & Jenrette, 7.75%; Select Equity Fund: Donaldson, Lufkin & Jenrette, 11.65%; International Select Equity Fund: James L. Knight, 6.56%; California Tax-Exempt Fund: Julius Epstein Residuary T/U/W, 5.93%; Technology Fund: Donaldson, Lufkin & Jenrette, 6.40%. The address of all of the above persons is c/o The Northern Trust Bank, 50 S. LaSalle Street, Chicago, Illinois 60675.



      As of May 31, 1999, Northern Trust possessed sole or shared voting or investment power for its customer accounts with respect to more than 50% of the outstanding shares of Northern Funds.


      As a general matter, Northern Funds does not hold annual or other meetings of shareholders. This is because the Trust Agreement provides for shareholder voting only for the election or removal of one or more Trustees, if a meeting is called for that purpose, and for certain other designated matters. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees. In addition, the Trustees have adopted a by-law (changeable without shareholder approval) that provides that a Trustee will cease to serve as a Trustee effective as of the last calendar day in the semi-annual fiscal period of Northern Funds in which the earlier of the following events occurs: (a) the date such Trustee attains the age of seventy-three years; and (b) the twelfth anniversary of the date of such Trustee's written acceptance to serve as a Trustee.

      Northern Funds does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Pursuant to the Trust Agreement, the Trustees will promptly call a meeting of shareholders to vote upon the removal of any Trustee when so requested in writing by the record holders of 10% or more of the outstanding shares. To the extent required by law, Northern Funds will assist in shareholder communications in connection with the meeting.


      Under Massachusetts law, there is a possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Trust Agreement contains an express disclaimer of shareholder (as well as Trustee and officer) liability for acts or obligations of Northern Funds and requires that notice of such disclaimer be given in each contract, undertaking or instrument entered into or executed by Northern Funds or the Trustees. The Trust Agreement provides for indemnification out of Trust property of any shareholder charged or held personally liable for the obligations or liabilities of Northern Funds solely by reason of being or having been a shareholder of Northern Funds and not because of such shareholder's acts or omissions or for some other reason. The Trust Agreement also provides that Northern Funds shall, upon proper and timely request, assume the defense of any charge made against any shareholder as such for any obligation or liability of Northern Funds and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Northern Funds itself would be unable to meet its obligations.

      The Trust Agreement provides that each Trustee of Northern Funds will be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee ("disabling conduct"), and for nothing else, and will not be liable for errors of judgment or mistakes of fact or law. The Trust Agreement provides further that Northern Funds will indemnify Trustees and officers of Northern Funds against liabilities and expenses incurred in connection with litigation and other proceedings in which they may be involved (or with which they may be threatened) by reason of their positions with Northern Funds, except that no Trustee or officer will be indemnified against any liability to Northern Funds or its shareholders to which he would otherwise be subject by reason of disabling conduct.

      The Trust Agreement provides that each shareholder, by virtue of becoming such, will be held to have expressly assented and agreed to the terms of the Trust Agreement and to have become a party thereto.


                              FINANCIAL STATEMENTS


      The audited financial statements and related report of the Trust's independent auditors, contained in the annual report to shareholders for the fiscal year ended March 31, 1999 (the "Annual Report") are hereby incorporated herein by reference. No other part of the Annual Report is incorporated by reference herein. Copies of the Annual Report may be obtained, without charge, from the Transfer Agent by writing to the Northern Funds Center, P.O. Box 75986, Chicago, Illinois 60690-9069 or by calling 1-800-595-9111.

                               OTHER INFORMATION

      The Prospectus and this Additional Statement do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by Northern Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Additional Statement pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

      Statements contained in the Prospectus or in this Additional Statement as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Additional Statement form a part, each such statement being qualified in all respects by such reference.

                                  APPENDIX A

COMMERCIAL PAPER RATINGS


            A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:



            "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.



            "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.



            "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



            "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



            "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.



            "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.



            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:



            "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


            "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.



            "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.



            "Not Prime" - Issuers do not fall within any of the Prime rating categories.



            The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:



            "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.



            "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.



            "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.



            "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.



            "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.



            "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

            "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.



            Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:


            "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.



            "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.



            "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.



            "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.



            "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.



            "D" - Securities are in actual or imminent payment default.



            Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:


            "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.



            "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."



            "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.


            "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.



CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS


            The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:



            "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.



            "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.



            "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.



            "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.



            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.



            "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.



            "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.



            "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.



            "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.


            "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


            PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.



            "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.



      The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:



            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



            "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



            "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


            Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.



            Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


            The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:


            "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.



            "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.



            "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.



            "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

            "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.



            To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.


            The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:


            "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.



            "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



            "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.



            "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.



            "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.



            "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

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            "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.



            "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved and "D" represents the lowest potential for recovery.



            To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.


            Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:


            "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.



            "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.



            "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



            "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.



            "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.



            "D" - This designation indicates that the long-term debt is in default.



            PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

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MUNICIPAL NOTE RATINGS


            A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:



            "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.



            "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.



            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.



            Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:



            "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.



            "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.



            "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.


            "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.


            "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

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            Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.



                                      A-10
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                                  APPENDIX B


            As stated in the Prospectus, the Funds (other than the Money Market Funds) may enter into certain futures transactions. Such transactions are described in this Appendix.


I.    Interest Rate Futures Contracts


            Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.


            A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, by using futures contracts.

            Interest rate future contracts can also be used by a Fund for non-hedging (speculative) purposes to increase total return.

            Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

            Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus

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realizes a gain. If the offsetting purchase price exceeds the sale price, the
Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

            Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

            A public market now exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

II.   Index Futures Contracts

            General. A stock or bond index assigns relative values to the stocks or bonds included in the index, which fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market indexes, such as Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. To the extent consistent with its investment objective, a Fund may also engage in transactions, from time to time, in foreign stock index futures such as the ALL-ORDS (Australia), CAC-40 (France), TOPIX (Japan) and the FTSE-100 (United Kingdom).

            A Fund may sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund will purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

            In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

            Index futures contracts may also be used by a Fund for non-hedging (speculative) purposes to increase total return.

III.  Futures Contracts on Foreign Currencies


            A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by a Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

IV.   Margin Payments


            Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, Northern Trust or NTQA may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.


V.    Risks of Transactions in Futures Contracts

            There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Investment Advisers. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Investment Advisers. It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

            When futures are purchased to hedge against a possible increase in the price of securities or a currency before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

            In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

            Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.


            Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.


            Successful use of futures by a Fund is also subject to the Investment Advisers' ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI.   Options on Futures Contracts

            A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits. As an example, in anticipation of a decline in interest rates, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the securities held by a Fund is expected to decline as a result of an increase in interest rates, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

            Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VII.  Other Matters

            Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                     PART C

                                OTHER INFORMATION

ITEM 23.      EXHIBITS

              The following exhibits are incorporated herein by reference:


       (a)    (1)    Agreement and Declaration of Trust dated October 12, 1993
                     filed as Exhibit 1(a) to Post-Effective Amendment No. 11 to
                     Registrant's Registration Statement on Form N-1A, filed on
                     July 29, 1996 ("PEA No. 11").



              (2) Amendment No. 1 to Agreement and Declaration of Trust filed as Exhibit 1(b) to PEA No. 11.



              (3) Amendment No. 2 to Agreement and Declaration of Trust filed as Exhibit 1(c) to PEA No. 11.



              (4) Amendment No. 3 to Agreement and Declaration of Trust filed as Exhibit 1(d) to PEA No. 11.



              (5) Amendment No. 4 to Agreement and Declaration of Trust filed as Exhibit 1(e) to PEA No. 11.



              (6) Amendment No. 5 to Agreement and Declaration of Trust dated May 26, 1995 filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on June 12, 1996 ("PEA No. 9").



              (7) Amendment No. 6 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(g) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, filed on October 30, 1996 ("PEA No. 12").



              (8) Amendment No. 7 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(h) to PEA No. 12.



              (9) Amendment No. 8 to Agreement and Declaration of Trust dated February 12, 1996 filed as Exhibit 1(i) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on February 26, 1997 ("PEA No. 15").



              (10) Amendment No. 9 to Agreement and Declaration of Trust dated February 12, 1997 filed as Exhibit 1(j) to Post-Effective Amendment No. 16 to



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

                     Registrant's Registration Statement on Form N-1A, filed on July 31, 1997 ("PEA No. 16").


              (11) Amendment No. 10 to Agreement and Declaration of Trust dated November 18, 1997 filed as Exhibit 1(k) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 20, 1998 ("PEA No. 19").



       (b)    (1)    By-Laws filed as Exhibit 2 to PEA No. 11.



              (2)    Amendment to the By-Laws dated August 4, 1994 filed as
                     Exhibit 2(a) to PEA No. 11.



              (3)    Amendment No. 2 to the By-Laws dated May 22, 1997 filed as
                     Exhibit 2(b) to PEA No. 16.



       (c)           None.



       (d)    (1)    Investment Advisory and Ancillary Services Agreement
                     between Registrant and The Northern Trust Company dated
                     April 1, 1994 ("Investment Advisory Agreement") filed as
                     Exhibit 5 to PEA No. 11.



              (2) Addendum No. 1 to the Investment Advisory Agreement dated November 29, 1994 filed as Exhibit 5(a) to PEA No. 11.



              (3) Addendum No. 2 to the Investment Advisory Agreement dated March 29, 1996 filed as Exhibit 5(b) to PEA No. 9.



              (4) Addendum No. 3 to the Investment Advisory Agreement dated August 7, 1996 filed as Exhibit 5(c) to PEA No. 12.



              (5) Addendum No. 4 to the Investment Advisory Agreement dated March 24, 1997 filed as Exhibit 5(d) to PEA No. 16.



              (6) Addendum No. 5 to the Investment Advisory Agreement dated February 12, 1997 filed as Exhibit 5(e) to PEA No. 19.



              (7) Addendum No. 6 to the Investment Advisory Agreement dated November 18, 1997 filed as Exhibit 5(f) to PEA No. 19.



              (8) Assumption Agreement between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. dated April 1, 1998 filed as exhibit 5(g) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on July 31, 1998 ("PEA No. 20").

       (e)    (1)    Distribution Agreement between Registrant and Sunstone
                     Distribution Services, LLC dated January 1, 1997
                     ("Distribution Agreement") filed as Exhibit 6(e) to
                     Post-Effective Amendment No. 14 to Registrant's
                     Registration Statement on Form N-1A, filed on January 27,
                     1997 ("PEA No. 14").



              (2) Amended and Restated Schedule A to the Distribution Agreement dated November 18, 1997 filed as Exhibit 6(a) to
                     Exhibit 6(a) to PEA No. 19.



       (f)           None.



       (g)    (1)    Custodian Agreement between Registrant and The Northern
                     Trust Company dated April 1, 1994 ("Custodian Agreement") filed as Exhibit 8(a) to PEA No. 11.



              (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.



              (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to PEA No. 9.



              (4) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.



              (5) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to PEA No. 12.



              (6) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.



              (7) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to PEA No. 16.



              (8) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to PEA No. 19.



              (9) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.



              (10) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

              (11) Foreign Custody Monitoring Agreement between the Registrant and The Northern Trust Company dated February 18, 1998 filed as exhibit 8(r) to PEA No. 20.



       (h)    (1)    Transfer Agency Agreement between Registrant and The
                     Northern Trust Company dated April 1, 1994 ("Transfer
                     Agency Agreement") filed as Exhibit 8(b) to PEA No. 11.



              (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.



              (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 9.



              (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.



              (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.



              (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.



              (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.



              (8) Administration Agreement between Registrant and Sunstone Financial Group, Inc. dated April 1, 1994 ("Administration Agreement") filed as Exhibit 9(a) to PEA No. 11.



              (9) Service Plan and Related Agreement filed as Exhibit 9(b) to PEA No. 9.



              (10) Amended and Restated Schedule A to the Administration Agreement dated November 18, 1997 filed as Exhibit 9(c) to PEA No. 19.



       (i)           Filed as Exhibit 10 to PEA No. 18.



       (k)           None.



       (l)    (1)    Purchase Agreement between Registrant and The Northern
                     Trust Company dated March 31, 1994 filed as Exhibit 13(a) to PEA No. 11.



              (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

       (m) Distribution and Service Plan and Related Agreement filed as Exhibit 15 to PEA No. 9.



       (n)           None



       (o)           None.



       The following exhibits to the Registration Statement are filed herewith electronically pursuant to EDGAR rules:



       (a)    (12)   Amendment No. 11 to Agreement and Declaration of Trust
                     dated September 18, 1998.



              (13) Amendment No. 12 to Agreement and Declaration of Trust dated November 18, 1998.



       (d)    (9)    Addendum No. 7 to the Investment Advisory Agreement dated
                     December 21, 1998.



       (e)    (3)    Amended and Restated Schedule A to the Distribution
                     Agreement dated December 21, 1998.



              (4) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated March 31, 1999.



              (5) Termination of Distribution Agreement dated March 31, 1999, relating to the Distribution Agreement between Northern Funds and Sunstone Distribution Services, LLC dated January 1, 1999.



       (g)    (12)   Addendum No. 8 to the Custodian Agreement dated December
                     21, 1998.



       (h)    (11)   Addendum No. 7 to the Transfer Agency Agreement dated
                     December 21, 1998.



              (12) Amended and Restated Schedule A to the Administration Agreement dated December 21, 1998.



       (j)    (1)    Consent of Drinker Biddle & Reath LLP.



              (2)    Consent of Independent Public Accountants.



       (l)    (3)    Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund.

              (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund.



              (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund.



       (m) Amended and Restated Distribution and Service Plan, adopted April 11, 1994, as revised May 20, 1999, and Related Agreement.



       (n) Financial Data Schedules with respect to the Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market, California Municipal Money Market, U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal, High Yield Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, International Select Equity and Technology Funds.



ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              Registrant is controlled by its Board of Trustees.

ITEM 25.      INDEMNIFICATION



       Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and The Northern Trust Company ("Northern") provides for indemnification of Northern or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which Northern, in its capacity as Registrant's Adviser, may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated by reference herein as Exhibit (d)(1).



       Section 5 of the Administration Agreement between the Registrant and Sunstone Financial Group, Inc. ("Sunstone") provides for indemnification of Sunstone in connection with certain claims and liabilities to which Sunstone, in its capacity as Registrant's Administrator, may be subject. A copy of the Administration Agreement is incorporated by reference herein as Exhibit (h)(8).



       Section 2.8(a) of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is filed herewith as Exhibit (e)(1).

       In addition, Section 6.3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of shareholders as follows:


              6.3 Indemnification of Shareholders. No Shareholder shall be subject to any personal liability whatsoever to any person in connection with property of the Trust or the acts, obligations or affairs of the Trust or any Series thereof. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) out of the property of the Trust for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.


       Section 6.4 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of Trustees and officers, as follows:


              6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and either
              (b) such Covered Person provides security for such undertaking,
              (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

       The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time since March 31, 1997, as well as the capacity in which such person was connected.

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Gregg D. Behrens
  Executive Vice President                  None

J. David Brock
  Executive Vice President                  None

Duane L. Burnham                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Abbott Laboratories                                    Chairman of the
                                            100 Abbott Park Road                                   Board and Director
                                            Abbott Park, IL 60064-3500

                                            Sara Lee Corp.                                         Director
                                            Three First National Plaza
                                            Chicago, IL  60602

Dr. Dolores E. Cross                        Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Morris Brown College                                   President (6/99)
                                            Administration Building, 2nd Floor                     President -
                                            643 Martin Luther King Jr. Drive                       Elect (10/98)
                                            Atlanta, GA  30314

                                            General Electric Company                               Former President
                                            3135 Easton Turnpike                                   GE Fund
                                            Fairfield, CT 06432

                                            The Graduate School and University Center              Ge Fund
                                            The City University of New York                        Distinguished
                                            33 W. 42nd Street, Room 1400 N                         Professor of
                                            New York, NY  10036                                    Leadership and
                                                                                                   Diversity

Susan Crown                                 Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675


                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Susan Crown                                 Henry Crown & Co.                                      Vice President
  (continued)                               222 North LaSalle Street
                                            Suite 2000
                                            Chicago, IL 60601

                                            Baxter International                                   Director
                                            One Baxter Parkway
                                            Deerfield, IL  60015

                                            Illinois Tool Works                                    Director
                                            3600 West Lake Ave
                                            Glenview, IL  60025-5811

John R. Goodwin                             NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                Director, Chief
                                            Chicago, IL  60675                                     Investment Officer

Robert S. Hamada                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            The University of Chicago                              Dean and Edward
                                            Graduate School of Business                            Eagle Brown
                                            1101 East 58th Street                                  Distinguished
                                            Chicago, IL  60637                                     Service Professor of
                                                                                                   Finance

                                            A.M. Castle & Co.                                      Director
                                            3400 North Wolf Road
                                            Franklin Park, IL  60131

                                            Chicago Board of Trade                                 Director
                                            141 West Jackson Boulevard
                                            Chicago, IL  60604

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Barry G. Hastings                           Northern Trust Corporation                             President and Chief
  President and Chief                       50 South LaSalle Street                                Operating Officer
  Operating Officer                         Chicago, IL  60675                                     and Director
  and Director

                                            Northern Trust of California                           Director
                                            Corporation

                                            355 South Grand Avenue
                                            Los Angeles, CA  90017

                                            Northern Trust of Florida                              Vice Chairman of the
                                            Corporation                                            Board and Director
                                            700 Brickell Avenue

                                            Miami, FL  33131

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Robert A. Helman                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Mayer, Brown & Platt                                   Partner
                                            190 South LaSalle Street, 38th Fl.
                                            Chicago, IL  60603

                                            Zenith Electronics                                     Director
                                            1000 Milwaukee Ave.
                                            Glenview, IL  60025

                                            Brambles USA, Inc.                                     Director
                                            400 North Michigan Avenue
                                            Chicago, IL  60611

                                            Chicago Stock Exchange                                 Governor
                                            One Financial Plaza
                                            440 South LaSalle Street
                                            Chicago, IL  60605

                                            Dreyer's Grand Ice Cream, Inc.                         Director
                                            5929 College Ave.
                                            Oakland, CA  94618


                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Arthur L. Kelly                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            KEL Enterprises L.P.                                   Managing Partner
                                            Two First National Plaza
                                            20 S. Clark St., Suite 2222
                                            Chicago, IL  60603

                                            Bayerische Motoren Werke (BMW) A.G.                    Director
                                            BMW Haus
                                            Petuelring 130
                                            Postfach 40 02 40
                                            D-8000
                                            Munich 40 Germany

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL 60563-1198

                                            Snap-on Incorporated                                   Director
                                            2801 80th Street
                                            Kenosha, WI  53140

                                            A.G Deere & Company                                    Director
                                            John Deere Road
                                            Moline, IL  61265

                                            Thyssen Industries AG
                                            Am Thyssenhaus 1
                                            45128 Essen
                                            Germany

Frederick A. Krehbiel                       Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Molex Incorporated                                     Chairman, CEO and
                                            2222 Wellington Court                                  Director
                                            Lisle, IL  60532-1682

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Frederick A. Krehbiel                       Nalco Chemical Company                                 Director
  (continued)                               One Nalco Center
                                            Naperville, IL  60563-1198

                                            Tellabs, Inc.                                          Director
                                            4951 Indiana Avenue
                                            Lisle, IL  60532

                                            Devry, Inc.                                            Director
                                            One Tower Lane
                                            Suite 1000
                                            Oak Brook Terrace, IL  60181

John V.N. McClure                           None
  Executive Vice President

James J. Mitchell, III                      The Northern Trust Company                             Director
  Executive Vice President                  of New York
                                            40 Broad Street
                                            8th Floor
                                            New York, NY  10004

William G. Mitchell                         Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Peoples Energy Corporation                             Director
                                            122 South Michigan Avenue
                                            Chicago, IL  60603

                                            The Sherwin-Williams Company                           Director
                                            101 Prospect Avenue, N.W.
                                            Cleveland, OH  44115-1075

Edward J. Mooney                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nalco Chemical Company                                 Chairman, Chief
                                            One Nalco Center                                       Executive Officer,
                                            Naperville, IL 60563-1198                              President and
                                                                                                   Director

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Edward J. Mooney                            Morton International, Inc.                             Director
  (continued)                               100 North Riverside Plaza
                                            Chicago, IL  60606

                                            FMC Corp.                                              Director
                                            200 E. Randolph Drive
                                            Chicago IL  60601

J. Terrance Murray                          None
  Executive Vice President

William A. Osborn                           Northern Trust Corporation                             Director
  Chairman and Chief                        50 South LaSalle Street
  Executive Officer                         Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Northern Futures Corporation                           Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Sheila A. Penrose                           Northern Trust Global                                  Director
  President -                               Advisors, Inc.
  Corporate and Institutional               29 Federal Street
  Services and Executive                    Stamford, CT 06901
  Vice President

                                            Northern Trust Retirement                              Manager
                                             Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL  60563-1198

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675


                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Perry R. Pero                               Northern Futures Corporation                           Director
  Senior Executive Vice                     50 South LaSalle Street
  President and Chief                       Chicago, IL  60675
  Financial Officer

                                            Northern Investment Corporation                        President and,
                                            50 South LaSalle Street                                Director
                                            Chicago IL  60675

                                            Northern Trust Global                                  Director
                                            Advisors, Inc.
                                            29 Federal Street
                                            Stamford, CT 06901

                                            Northern Trust Securities, Inc.                        Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL 60675

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Stephen N. Potter                           NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                Director
                                            Chicago, IL  60675

Peter L. Rossiter                           None
  Executive Vice President
  and General Counsel

Lee Selander                                Northern Trust Retirement                              Manager
  Executive Vice President                   Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

Jean Sheridan                               None
  Executive Vice President


                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
Harold B. Smith                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street

                                            Chicago, IL  60675

                                            Illinois Tool Works Inc.                               Chairman of the
                                            3600 West Lake Avenue                                  Executive Committee
                                            Glenview, IL  60025-5811                               and Director

                                            W. W. Grainger, Inc.                                   Director
                                            5500 West Howard Street
                                            Skokie, IL  60077

                                            Northwestern Mutual Life                               Trustee
                                            Insurance Co.
                                            720 East Wisconsin Avenue
                                            Milwaukee, WI  53202

William D. Smithburg                        Northern Trust Corporation                             Director
  Chairman                                  50 South LaSalle Street
  Director                                  Chicago, IL  60675

                                            The Quaker Oats Company                                Retired
                                            321 North Clark Street                                 Chairman,
                                            Chicago, IL 60610                                      President and
                                                                                                   Chief
                                                                                                   Executive
                                                                                                   Officer

                                            Abbott Laboratories                                    Director
                                            One Abbott Park Road
                                            Abbott Park, IL  60064-3500

                                            Corning Incorporated                                   Director
                                            Corning, NY  14831

                                            Prime Capital Corporation                              Director
                                            10275 W. Higgins Road
                                            Suite 200
                                            Rosemont, IL  60018


                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
James M. Snyder                             NTQA                                                   Chairman, CEO and
  Executive Vice President                  50 South LaSalle Street                                Director
                                            Chicago, IL  60675

                                            Northern Trust Global Advisors, Inc.                   Director
                                            29 Federal Street
                                            Stamford, CT  06901

Mark Stevens                                None
  Executive Vice President

Bide L. Thomas                              Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            R. R. Donnelley & Sons Company                         Director
                                            77 West Wacker Drive
                                            Chicago, IL  60601

                                            MYR Group Inc.                                         Director
                                            *(formerly L.E. Myers Company)
                                            2550 West Golf Road
                                            Rolling Meadows, IL  60008
                                            * Name change

Stephen B. Timbers                          Northern Trust Global                                  Director
  President- Northern Trust                 Advisors, Inc.
  Global Investments and                    29 Federal Street
  Executive Vice President                  Stamford, CT  06901

                                            LTV Steel Co.                                          Director
                                            200 Public Square
                                            Cleveland, OH  44114-2308

                                            Zurich-Kemper Investments                              Former
                                             222 S. Riverside Plaza                                President and
                                            Chicago, IL  60606                                     Chief Executive Officer
                                                                                                   (January 1996 -
                                                                                                   December 1997)
                                            NTQA                                                   Director
                                            50 S. LaSalle Street
                                            Chicago, IL  60675

                                                                                                  NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                      CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                      OTHER COMPANY
-----------------------                     ----------------                                      -------------
William S. Trukenbrod                       None
  Executive Vice President

Frederick Waddell                           None
  Executive Vice President

Jeffrey H. Wessel                           NTQA                                                   President,
  Executive Vice President                  50 South LaSalle Street                                Director
                                            Chicago, IL  60675

                                            Northern Trust Retirement                              Manager
                                             Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Northern Trust Global Advisors, Inc                    Director
                                            29 Federal Street
                                            Stamford, CT  06901


ITEM 27.      PRINCIPAL UNDERWRITER

       (a)    None.

       (b) To the best of Registrant's knowledge, the executive officers of Northern Funds Distributors, LLC, distributor for Registrant, are as follows:


                                            POSITIONS AND
                                            OFFICES WITH                                         POSITIONS AND
NAME AND PRINCIPAL                          NORTHERN FUNDS                                       OFFICES WITH
BUSINESS ADDRESS                            DISTRIBUTORS, LLC                                    REGISTRANT
---------------------                       ---------------------                                ----------
Miriam M. Allison                           President                                              Vice President
207 E. Buffalo Street                                                                              and Treasurer
Suite 400
Milwaukee, WI  53202

Peter Hammond                               Secretary                                              None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202


Christine Mortensen                         Treasurer                                            None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Terry Ladwig                                Vice President                                       None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

                  (c)      None




ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

       The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, 1100 Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107. Records relating to Sunstone Financial Group, Inc.'s functions as administrator, and Northern Funds Distributors, LLC's functions as distributor, for the Registrant are located at 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 or 801 S. Canal Street, Chicago, Illinois 60607 (relating to transfer agent).



ITEM 29.      MANAGEMENT SERVICES

              Not Applicable.



ITEM 30.      UNDERTAKINGS

              Not Applicable.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin on the 28th day of May, 1999.



                                                              NORTHERN FUNDS



                                                              By:      /s/ Miriam M. Allison
                                                                 ----------------------------------
                                                                       Miriam M. Allison
                                                                       Treasurer



       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                Name                                 Title                                   Date

/*/ Silas S. Cathcart*                               Trustee and President              May 28, 1999
---------------------------------                    (Chief Executive Officer)
      Silas S. Cathcart

/s/ Miriam M. Allison                                Treasurer                          May 28, 1999
---------------------------------                    (Chief Financial
      Miriam M. Allison                              and Accounting
                                                     Officer)


/*/ James W. Cozad*                                  Trustee                            May 28, 1999
---------------------------------
      James W. Cozad

/*/ Wesley M. Dixon, Jr.*                            Trustee                            May 28, 1999
---------------------------------
      Wesley M. Dixon, Jr.

/*/ William J. Dolan*                                Trustee                            May 28, 1999
---------------------------------
       William J. Dolan, Jr.

/*/ Raymond E. George, Jr.*                          Trustee                            May 28, 1999
---------------------------------
       Raymond E. George, Jr.

/*/ Michael E. Murphy*                               Trustee                            May 28, 1999
---------------------------------
      Michael E. Murphy

/*/ Mary Jacobs Skinner*                             Trustee                            May 28, 1999
---------------------------------
      Mary Jacobs Skinner

*By: /s/ Miriam M. Allison                                                              May 28, 1999
     ---------------------------
     Miriam M. Allison,
     Attorney-in-fact


                                 NORTHERN FUNDS

                        (A Massachusetts Business Trust)

                            CERTIFICATE OF SECRETARY

            The foregoing resolution was duly adopted by the Board of Trustees of Northern Funds at a Meeting of the Board of Trustees held on February 9, 1999, and remains in effect on the date hereof:

            RESOLVED, that the trustees and officers of Northern Funds who may be required to execute any amendment to the Registration Statement of Northern Funds be, and each of them hereby is, authorized to execute a Power of Attorney appointing Jeffrey A. Dalke and Miriam M. Allison, or either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Northern Funds, any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved.

            IN WITNESS WHEREOF, I have hereunto set my hand this 28th day of May, 1999.

                                    /s/Jeffrey A. Dalke
                                    -------------------------
                                    Jeffrey A. Dalke
                                    Secretary

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Silas S. Cathcart, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

DATED:  October 13, 1993

/s/ Silas S. Cathcart
--------------------------
Silas S. Cathcart

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Miriam M. Allison, hereby constitutes and appoints Jeffrey A. Dalke her true and lawful attorney, to execute in her name, place, and stead, in her capacity as officer of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power of substitution and resubstitution; and said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.

DATED:  March 7, 1994

/s/ Miriam A. Allison
--------------------------
Miriam A. Allison

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, James W. Cozad, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

DATED:  October 13, 1993

/s/ James W. Cozad
--------------------------
James W. Cozad

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Wesley M. Dixon, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

DATED:  February 24, 1994

/s/ Wesley M. Dixon, Jr.
--------------------------
Wesley M. Dixon, Jr.

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, William J. Dolan, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

DATED:  February 28, 1994

/s/ William J. Dolan, Jr.
--------------------------
William J. Dolan, Jr.

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Raymond E. George, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.

DATED:  February 23, 1994

/s/ Raymond E. George, Jr.
--------------------------
Raymond E. George, Jr.

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Michael E. Murphy, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.

DATED:  May 21, 1998

/s/ Michael E. Murphy
--------------------------
Michael E. Murphy

                                 NORTHERN FUNDS

                                POWER OF ATTORNEY

            Know All Men by These Presents, that the undersigned, Mary Jacobs Skinner, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, her true and lawful attorney, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Northern Funds (the "Trust"), the Registration Statement of the Trust and all amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.

DATED:  September 18, 1998

/s/ Mary Jacobs Skinner
--------------------------
Mary Jacobs Skinner

                                 NORTHERN FUNDS

                                EXHIBIT INDEX

      (a)   (12)  Amendment No. 11 to Agreement and Declaration of Trust
                  dated September 18, 1998.

            (13) Amendment No. 12 to Agreement and Declaration of Trust dated November 18, 1998.

      (d)   (9)   Addendum No. 7 to the Investment Advisory Agreement dated
                  December 21, 1998.

      (e)   (3)   Amended and Restated Schedule A to the Distribution
                  Agreement dated December 21, 1998.

            (4) Distribution Agreement between Registrant and Northern Funds Distributors, LLC dated March 31, 1999.

            (5) Termination of Distribution Agreement dated March 31, 1999 relating to the Distribution Agreement between Northern Funds and Sunstone Distribution Services, LLC dated January 1, 1997.

      (g)   (12)  Addendum No. 8 to the Custodian Agreement dated December
                  21, 1998.

      (h)   (11)  Addendum No. 7 to the Transfer Agency Agreement dated
                  December 21, 1998.

            (12) Amended and Restated Schedule A to the Administration Agreement dated December 21, 1998.

      (j)   (1)   Consent of Drinker Biddle & Reath LLP.

            (2)   Consent of Independent Public Accountants.

      (l)   (3)   Purchase Agreement between Registrant and Miriam M.
                  Allison dated March 31, 1998 for shares of the Mid Cap Growth
                  Fund.

            (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund.

            (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund.

      (m) Amended and Restated Distribution and Service Plan, adopted April 11, 1994, as revised May 20, 1999, and Related Agreement.

      (n) Financial Data Schedules with respect to the Money Market, U.S. Government Money Market, U.S. Government Select Money Market, Municipal Money Market, California Municipal Money Market, U.S. Government, Intermediate Tax-Exempt, Florida Intermediate Tax-Exempt, Fixed Income, Tax-Exempt, California Tax-Exempt, International Fixed Income, High Yield Municipal, High Yield Fixed Income, Income Equity, Stock Index, Growth Equity, Select Equity, Mid Cap Growth, Small Cap, International Growth Equity, International Select Equity and Technology Funds.